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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 54.5%
U.S. Large Cap 54.5%
Columbia Contrarian Core Fund, Class I Shares (a)	872,737	$19,592,939
Columbia Disciplined Core Fund, Class I Shares (a)	2,158,636	21,759,049
Total		41,351,988
Total Equity Funds (Cost: $30,868,386)		$41,351,988

Fixed-Income Funds 34.4%
Investment Grade 34.4%
Columbia Corporate Income Fund, Class I Shares (a)	310,794	3,188,753
Columbia Total Return Bond Fund, Class I Shares (a)	648,736	6,085,140
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	918,260	5,077,977
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,023,040	11,744,499
Total		26,096,369
Total Fixed-Income Funds (Cost: $25,074,742)		$26,096,369

Alternative Investment Funds 5.1%
Columbia Commodity Strategy Fund, Class I Shares (a)	135,104	743,074

	Shares	Value

Alternative Investment Funds (continued)
Columbia Diversified Absolute Return Fund, Class I Shares (a)	156,907	$1,493,752
Columbia Multi-Asset Income Fund, Class I Shares (a)	163,844	1,590,922
Total Alternative Investment Funds (Cost: $3,827,837)		$3,827,748

Exchange-Traded Funds 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	754,724
Total Exchange-Traded Funds (Cost: $731,012)		$754,724

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.382% (a)(b)	3,661,119	$3,661,119
Total Money Market Funds (Cost: $3,661,119)		$3,661,119
Total Investments
(Cost: $64,163,096) (c)		$75,691,948(d)
Other Assets & Liabilities, Net		170,250
Net Assets		$75,862,198

At September 30, 2016, cash totaling $216,600 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	18	USD	821,250	12/2016	17,943	—
Mini MSCI Emerging Markets Index	42	USD	1,916,250	12/2016	11,920	—
Russell 2000 Mini	15	USD	1,872,450	12/2016	21,532	—
U.S. Treasury 10-Year Note	6	USD	786,750	12/2016	3,738	—
Total			5,396,700		55,133	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	757,821	(32,556)	342	725,607	—	743,074
Columbia Contrarian Core Fund, Class I Shares	13,981,568	3,608,376	(2,442,947)	120,925	15,267,922	—	19,592,939
Columbia Corporate Income Fund, Class I Shares	7,288,520	161,534	(4,324,798)	(112,700)	3,012,556	85,675	3,188,753
Columbia Disciplined Core Fund, Class I Shares	14,224,409	4,175,878	(2,921,437)	121,614	15,600,464	—	21,759,049

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Disciplined Growth Fund, Class I Shares	3,186,894	4,486	(3,035,639)	(155,741)	—	—	—
Columbia Disciplined Value Fund, Class I Shares	1,272,224	1,944	(1,519,248)	245,080	—	—	—
Columbia Diversified Absolute Return Fund, Class I Shares	1,644,091	1,678,753	(1,744,206)	(78,695)	1,499,943	—	1,493,752
Columbia Income Opportunities Fund, Class I Shares	3,291,797	85,688	(3,327,840)	(49,645)	—	75,780	—
Columbia Inflation Protected Securities Fund, Class I Shares	778,794	8,805	(788,995)	1,396	—	—	—
Columbia Multi-Asset Income Fund, Class I Shares	—	1,602,287	—	—	1,602,287	20,287	1,590,922
Columbia Select Large Cap Growth Fund, Class I Shares	3,046,727	26,168	(2,395,590)	(677,305)	—	—	—
Columbia Select Large-Cap Value Fund, Class I Shares	2,094,798	4,335	(2,229,651)	130,518	—	—	—
Columbia Short-Term Cash Fund	4,528,519	4,168,528	(5,035,928)	—	3,661,119	8,378	3,661,119
Columbia Total Return Bond Fund, Class I Shares	—	6,465,287	(655,284)	11,142	5,821,145	122,048	6,085,140
Columbia U.S. Government Mortgage Fund, Class I Shares	6,687,830	220,664	(1,963,102)	(21,303)	4,924,089	103,191	5,077,977
Columbia U.S. Treasury Index Fund, Class I Shares	9,685,591	2,948,921	(1,327,392)	9,832	11,316,952	118,155	11,744,499
Total	71,711,762	25,919,475	(33,744,613)	(454,540)	63,432,084	533,514	74,937,224

(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $64,163,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,547,000
Unrealized Depreciation	(18,000)
Net Unrealized Appreciation	$11,529,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	41,351,988	—	—	41,351,988
Fixed-Income Funds	26,096,369	—	—	26,096,369
Alternative Investment Funds	3,827,748	—	—	3,827,748
Exchange-Traded Funds	754,724	—	—	754,724
Investments measured at net asset value
Money Market Funds	—	—	—	3,661,119
Total Investments	72,030,829	—	—	75,691,948
Derivatives
Assets
Futures Contracts	55,133	—	—	55,133
Total	72,085,962	—	—	75,747,081

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%

CONSUMER DISCRETIONARY 13.5%
Auto Components 1.7%
Delphi Automotive PLC	382,878	$27,306,859
Tyco International PLC	275,761	12,831,159
Total		40,138,018
Hotels, Restaurants & Leisure 2.5%
Aramark	353,898	13,458,741
Marriott International, Inc., Class A	82,912	5,582,465
McDonald’s Corp.	285,785	32,968,158
Royal Caribbean Cruises Ltd.	77,375	5,799,256
Total		57,808,620
Household Durables 0.8%
Newell Brands, Inc.	334,335	17,606,081
Internet & Direct Marketing Retail 0.9%
Expedia, Inc.	175,644	20,501,168
Media 3.0%
Comcast Corp., Class A	920,329	61,054,626
Walt Disney Co. (The)	99,125	9,204,747
Total		70,259,373
Specialty Retail 2.7%
Advance Auto Parts, Inc.	58,645	8,745,143
Lowe’s Companies, Inc.	590,535	42,642,532
Michaels Companies, Inc. (The) (a)	466,134	11,266,459
Total		62,654,134
Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	590,835	21,600,928
PVH Corp.	209,477	23,147,208
Total		44,748,136
TOTAL CONSUMER DISCRETIONARY		313,715,530
CONSUMER STAPLES 7.3%
Beverages 2.7%
Diageo PLC, ADR	122,547	14,220,354
PepsiCo, Inc.	448,128	48,742,883
Total		62,963,237
Food & Staples Retailing 3.4%
CVS Health Corp.	384,937	34,255,544
Kroger Co. (The)	560,720	16,642,169
Walgreens Boots Alliance, Inc.	330,690	26,660,228
Total		77,557,941

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.2%
Philip Morris International, Inc.	294,810	$28,661,428
TOTAL CONSUMER STAPLES		169,182,606
ENERGY 7.8%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	284,675	22,386,842
Oil, Gas & Consumable Fuels 6.8%
Canadian Natural Resources Ltd.	975,095	31,242,044
Chevron Corp.	322,997	33,242,851
ConocoPhillips	551,130	23,957,621
EQT Corp.	149,755	10,875,208
Exxon Mobil Corp.	480,580	41,945,022
Noble Energy, Inc.	459,909	16,437,148
Total		157,699,894
TOTAL ENERGY		180,086,736
FINANCIALS 16.8%
Banks 7.2%
Citigroup, Inc.	1,395,462	65,907,670
JPMorgan Chase & Co.	912,263	60,747,593
Wells Fargo & Co.	928,718	41,123,633
Total		167,778,896
Capital Markets 5.7%
Bank of New York Mellon Corp. (The)	831,663	33,166,720
BlackRock, Inc.	44,926	16,283,878
Invesco Ltd.	171,055	5,348,890
Morgan Stanley	1,573,770	50,455,066
S&P Global, Inc.	205,360	25,990,362
Total		131,244,916
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B (a)	495,596	71,598,754
Insurance 0.8%
Aon PLC	173,151	19,477,756
TOTAL FINANCIALS		390,100,322
HEALTH CARE 16.1%
Biotechnology 2.5%
Biogen, Inc. (a)	90,500	28,329,215
Celgene Corp. (a)	195,209	20,405,197

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	89,143	$7,774,161
Total		56,508,573
Health Care Equipment & Supplies 5.7%
Abbott Laboratories	585,286	24,751,745
Cooper Companies, Inc. (The)	142,312	25,510,849
Medtronic PLC	566,388	48,935,923
Zimmer Biomet Holdings, Inc.	248,615	32,324,923
Total		131,523,440
Health Care Providers & Services 2.7%
Anthem, Inc.	237,255	29,730,424
Cardinal Health, Inc.	260,785	20,262,994
CIGNA Corp.	101,765	13,262,015
Total		63,255,433
Pharmaceuticals 5.2%
Allergan PLC (a)	24,008	5,529,282
Johnson & Johnson	473,773	55,966,805
Pfizer, Inc.	1,758,685	59,566,661
Total		121,062,748
TOTAL HEALTH CARE		372,350,194
INDUSTRIALS 7.8%
Air Freight & Logistics 2.1%
FedEx Corp.	279,418	48,808,736
Electrical Equipment 0.7%
Eaton Corp. PLC	245,491	16,131,214
Industrial Conglomerates 2.7%
General Electric Co.	603,342	17,870,990
Honeywell International, Inc.	380,820	44,399,804
Total		62,270,794
Professional Services 2.3%
Dun & Bradstreet Corp. (The)	84,355	11,524,580
Nielsen Holdings PLC	788,520	42,241,016
Total		53,765,596
TOTAL INDUSTRIALS		180,976,340
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 0.6%
Palo Alto Networks, Inc. (a)	80,515	12,828,455

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 7.4%
Akamai Technologies, Inc. (a)	169,625	$8,988,429
Alphabet, Inc., Class A (a)	39,166	31,491,814
Alphabet, Inc., Class C (a)	89,773	69,779,655
Facebook, Inc., Class A (a)	480,220	61,597,819
Total		171,857,717
IT Services 2.2%
Fidelity National Information Services, Inc.	235,170	18,115,145
MasterCard, Inc., Class A	316,529	32,213,156
Total		50,328,301
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Ltd.	167,246	28,853,280
QUALCOMM, Inc.	268,110	18,365,535
Total		47,218,815
Software 5.6%
Activision Blizzard, Inc.	817,505	36,215,472
Electronic Arts, Inc. (a)	272,068	23,234,607
Intuit, Inc.	53,460	5,881,135
Microsoft Corp.	1,109,382	63,900,403
Total		129,231,617
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	765,884	86,583,186
TOTAL INFORMATION TECHNOLOGY		498,048,091

MATERIALS 0.6%
Chemicals 0.6%
Monsanto Co.	132,300	13,521,060
TOTAL MATERIALS		13,521,060
REAL ESTATE 1.8%
Equity Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	279,820	31,712,001
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (a)	321,094	8,984,210
TOTAL REAL ESTATE		40,696,211

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
Verizon Communications, Inc.	1,370,966	$71,262,813
TOTAL TELECOMMUNICATION SERVICES		71,262,813
UTILITIES 1.5%
Electric Utilities 0.8%
Edison International	262,353	18,955,004
Multi-Utilities 0.7%
DTE Energy Co.	174,242	16,321,248
TOTAL UTILITIES		35,276,252
Total Common Stocks (Cost: $1,979,052,449)		$2,265,216,155

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	54,523,029	$54,523,029
Total Money Market Funds (Cost: $54,523,029)		$54,523,029
Total Investments
(Cost: $2,033,575,478)		$2,319,739,184(d)
Other Assets & Liabilities, Net		(4,864,730)
Net Assets		$2,314,874,454

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,008,721	435,772,646	(418,258,338)	54,523,029	115,127	54,523,029

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	313,715,530	—	—	313,715,530
Consumer Staples	169,182,606	—	—	169,182,606
Energy	180,086,736	—	—	180,086,736
Financials	390,100,322	—	—	390,100,322
Health Care	372,350,194	—	—	372,350,194
Industrials	180,976,340	—	—	180,976,340
Information Technology	498,048,091	—	—	498,048,091
Materials	13,521,060	—	—	13,521,060
Real Estate	40,696,211	—	—	40,696,211
Telecommunication Services	71,262,813	—	—	71,262,813
Utilities	35,276,252	—	—	35,276,252
Total Common Stocks	2,265,216,155	—	—	2,265,216,155
Investments measured at net asset value
Money Market Funds	—	—	—	54,523,029
Total Investments	2,265,216,155	—	—	2,319,739,184

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Diversified Absolute Return Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 38.9%
CONSUMER DISCRETIONARY 7.4%
Auto Components 0.1%
Magna International, Inc. (a)	4,837	$207,749
Hotels, Restaurants & Leisure 0.7%
International Game Technology PLC (a)	23,951	583,925
Norwegian Cruise Line Holdings Ltd. (a)(b)	21,975	828,457
Yum! Brands, Inc.	4,449	404,014
Total		1,816,396
Household Durables 0.7%
Mohawk Industries, Inc. (a)(b)	1,176	235,600
Newell Brands, Inc. (a)	30,277	1,594,387
Total		1,829,987
Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc. (a)(b)	3,736	3,128,190
Ctrip.com International Ltd., ADR (b)	15,815	736,504
Expedia, Inc. (a)	10,355	1,208,636
Liberty Interactive Corp., Class A (a)(b)	41,169	823,792
Total		5,897,122
Media 1.9%
Comcast Corp., Class A (a)	29,958	1,987,414
DISH Network Corp., Class A (a)(b)	25,561	1,400,231
Liberty Global PLC, Class A (a)(b)	15,176	518,716
Liberty Global PLC, Class C (b)	14,800	488,992
News Corp., Class A (a)	48,678	680,518
Total		5,075,871
Multiline Retail 0.1%
Hudson’s Bay Co.	25,140	323,077
Specialty Retail 1.1%
Burlington Stores, Inc. (b)	5,455	441,964
Foot Locker, Inc. (a)	6,149	416,410
Home Depot, Inc. (The) (a)	8,757	1,126,851
Signet Jewelers Ltd. (a)	1,875	139,744
Urban Outfitters, Inc. (a)(b)	5,702	196,833
Williams-Sonoma, Inc. (a)	9,934	507,429
Total		2,829,231

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B (a)	18,796	$989,609
Sequential Brands Group, Inc. (a)(b)	82,101	656,808
Total		1,646,417
TOTAL CONSUMER DISCRETIONARY		19,625,850
CONSUMER STAPLES 3.4%
Beverages 0.7%
Constellation Brands, Inc., Class A	2,941	489,647
Molson Coors Brewing Co., Class B (a)	4,209	462,148
PepsiCo, Inc. (a)	8,769	953,804
Total		1,905,599
Food & Staples Retailing 0.6%
Costco Wholesale Corp.	2,339	356,721
Rite Aid Corp. (a)(b)	74,373	571,928
SYSCO Corp. (a)	9,865	483,484
Wal-Mart Stores, Inc.	3,560	256,747
Total		1,668,880
Food Products 0.7%
Hershey Co. (The) (a)	2,741	262,040
Mondelez International, Inc., Class A (a)	8,122	356,556
Pilgrim’s Pride Corp. (a)	28,237	596,365
Tyson Foods, Inc., Class A (a)	7,439	555,470
Total		1,770,431
Household Products 0.2%
Energizer Holdings, Inc. (a)	7,537	376,549
Personal Products 0.5%
Herbalife Ltd. (a)(b)	9,043	560,576
Nu Skin Enterprises, Inc., Class A (a)	12,384	802,235
Total		1,362,811
Tobacco 0.7%
Altria Group, Inc. (a)	11,164	705,900
Philip Morris International, Inc. (a)	7,381	717,581
Reynolds American, Inc. (a)	8,874	418,409
Total		1,841,890
TOTAL CONSUMER STAPLES		8,926,160

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 2.1%
Energy Equipment & Services 0.4%
Baker Hughes, Inc. (a)	5,289	$266,936
Halliburton Co. (a)	5,305	238,088
Schlumberger Ltd. (a)	5,271	414,512
Total		919,536
Oil, Gas & Consumable Fuels 1.7%
Anadarko Petroleum Corp. (a)	4,979	315,470
BP PLC, ADR (a)	10,518	369,813
Cabot Oil & Gas Corp.	3,578	92,312
Canadian Natural Resources Ltd.	5,610	179,744
Cimarex Energy Co. (a)	1,330	178,712
Continental Resources, Inc. (b)	3,008	156,296
Devon Energy Corp. (a)	7,802	344,146
EOG Resources, Inc. (a)	2,103	203,381
Exxon Mobil Corp. (a)	4,763	415,715
Hess Corp. (a)	4,246	227,671
Kinder Morgan, Inc. (a)	6,734	155,757
Marathon Petroleum Corp. (a)	3,258	132,242
Noble Energy, Inc. (a)	7,411	264,869
Occidental Petroleum Corp. (a)	2,189	159,622
QEP Resources, Inc. (a)	5,176	101,087
Suncor Energy, Inc. (a)	17,100	475,038
Valero Energy Corp. (a)	3,485	184,705
World Fuel Services Corp. (a)	12,251	566,731
Total		4,523,311
TOTAL ENERGY		5,442,847
FINANCIALS 3.5%
Banks 1.2%
Bank of America Corp. (a)	35,811	560,442
BankUnited, Inc. (a)	11,035	333,257
BB&T Corp. (a)	9,988	376,747
Citigroup, Inc.	13,889	655,977
Citizens Financial Group, Inc.	9,843	243,221
Huntington Bancshares, Inc. (a)	40,082	395,209
Wells Fargo & Co. (a)	15,743	697,100
Total		3,261,953
Capital Markets 0.6%
Intercontinental Exchange, Inc. (a)	1,302	350,707
Invesco Ltd. (a)	15,604	487,937
Morgan Stanley (a)	11,164	357,918
S&P Global, Inc.	3,584	453,591
Total		1,650,153

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.2%
Navient Corp. (a)	40,427	$584,979
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B (a)(b)	3,692	533,383
Insurance 1.0%
American International Group, Inc. (a)	12,587	746,913
Amtrust Financial Services, Inc. (a)	12,621	338,621
Hartford Financial Services Group, Inc. (The) (a)	7,266	311,130
Prudential Financial, Inc. (a)	8,153	665,692
Xl Group Ltd. (a)	17,855	600,464
Total		2,662,820
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. (a)(b)	44,442	355,536
Radian Group, Inc. (a)	24,370	330,213
Total		685,749
TOTAL FINANCIALS		9,379,037
HEALTH CARE 5.9%
Biotechnology 2.3%
AbbVie, Inc. (a)	4,630	292,014
Alexion Pharmaceuticals, Inc. (a)(b)	11,776	1,443,031
Biogen, Inc. (a)(b)	3,041	951,924
BioMarin Pharmaceutical, Inc. (a)(b)	8,902	823,613
Celgene Corp. (a)(b)	2,180	227,876
Gilead Sciences, Inc.	4,020	318,063
Novavax, Inc. (b)	54,580	113,526
Puma Biotechnology, Inc. (b)	5,306	355,767
Shire PLC, ADR (a)	930	180,290
TESARO, Inc. (a)(b)	4,539	454,989
Vertex Pharmaceuticals, Inc. (a)(b)	10,219	891,199
Total		6,052,292
Health Care Equipment & Supplies 0.9%
Alere, Inc. (b)	5,822	251,743
Hologic, Inc. (a)(b)	1,758	68,263
Medtronic PLC (a)	11,160	964,224
Quotient Ltd. (a)(b)	12,525	97,945
Zimmer Biomet Holdings, Inc. (a)	7,927	1,030,669
Total		2,412,844

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.3%
AmerisourceBergen Corp. (a)	7,393	$597,206
Centene Corp. (b)	6,510	435,910
CIGNA Corp.	3,843	500,820
Humana, Inc. (a)	7,572	1,339,411
WellCare Health Plans, Inc. (a)(b)	5,154	603,482
Total		3,476,829
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.	2,866	455,866
Pharmaceuticals 1.2%
Allergan PLC (a)(b)	2,014	463,844
Bristol-Myers Squibb Co. (a)	7,423	400,248
Eli Lilly & Co.	6,438	516,714
Mallinckrodt PLC (a)(b)	5,559	387,907
Merck & Co., Inc. (a)	13,104	817,821
Pfizer, Inc. (a)	17,712	599,906
Total		3,186,440
TOTAL HEALTH CARE		15,584,271
INDUSTRIALS 4.4%
Aerospace & Defense 0.6%
Boeing Co. (The) (a)	656	86,421
General Dynamics Corp. (a)	2,442	378,901
L-3 Communications Holdings, Inc. (a)	2,737	412,548
Lockheed Martin Corp. (a)	3,510	841,417
Total		1,719,287
Airlines 1.0%
Alaska Air Group, Inc. (a)	19,187	1,263,656
Delta Air Lines, Inc. (a)	8,895	350,107
United Continental Holdings, Inc. (a)(b)	20,515	1,076,422
Total		2,690,185
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	5,111	524,235
Honeywell International, Inc.	7,422	865,331
Total		1,389,566
Machinery 1.2%
Allison Transmission Holdings, Inc. (a)	3,144	90,170
Cummins, Inc.	3,898	499,529
Ingersoll-Rand PLC (a)	18,613	1,264,567

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Snap-On, Inc. (a)	1,964	$298,450
Timken Co. (The)	7,122	250,267
Xylem, Inc.	13,105	687,357
Total		3,090,340
Professional Services 0.4%
Dun & Bradstreet Corp. (The) (a)	2,786	380,623
ManpowerGroup, Inc. (a)	8,145	588,558
Total		969,181
Road & Rail 0.6%
Kansas City Southern (a)	4,500	419,940
Union Pacific Corp. (a)	12,228	1,192,597
Total		1,612,537
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. (a)(b)	7,753	247,941
TOTAL INDUSTRIALS		11,719,037
INFORMATION TECHNOLOGY 8.6%
Communications Equipment 1.2%
Cisco Systems, Inc.	24,588	779,931
F5 Networks, Inc. (a)(b)	6,118	762,548
Palo Alto Networks, Inc. (a)(b)	9,773	1,557,132
Total		3,099,611
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A (a)(b)	12,701	884,116
Internet Software & Services 1.0%
Alphabet, Inc., Class A (a)(b)	1,823	1,465,801
MercadoLibre, Inc. (a)	2,576	476,483
VeriSign, Inc. (a)(b)	8,036	628,737
Total		2,571,021
IT Services 0.7%
Leidos Holdings, Inc.	31,129	1,347,263
MasterCard, Inc., Class A	5,593	569,200
Total		1,916,463
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Ltd. (a)	4,215	727,172

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (a)(b)	61,864	$1,099,942
NVIDIA Corp.	6,100	417,972
ON Semiconductor Corp. (a)(b)	110,763	1,364,600
Skyworks Solutions, Inc.	3,884	295,728
Total		3,905,414
Software 2.3%
Electronic Arts, Inc. (a)(b)	24,478	2,090,421
Microsoft Corp. (a)	10,529	606,470
Mobileye NV (a)(b)	7,605	323,745
Red Hat, Inc. (a)(b)	2,205	178,230
Salesforce.com, Inc. (a)(b)	11,405	813,519
Tableau Software, Inc., Class A (b)	7,509	415,022
Workday, Inc., Class A (a)(b)	17,976	1,648,220
Total		6,075,627
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. (a)	22,611	2,556,174
Diebold, Inc. (a)	35,367	876,748
Electronics for Imaging, Inc. (a)(b)	15,283	747,644
Total		4,180,566
TOTAL INFORMATION TECHNOLOGY		22,632,818
MATERIALS 1.8%
Chemicals 1.0%
Albemarle Corp. (a)	1,616	138,152
Cabot Corp.	12,122	635,314
Dow Chemical Co. (The) (a)	6,056	313,882
Eastman Chemical Co. (a)	3,735	252,785
EI du Pont de Nemours & Co. (a)	2,577	172,581
LyondellBasell Industries NV, Class A (a)	8,289	668,591
Monsanto Co. (a)	1,345	137,459
PPG Industries, Inc. (a)	2,786	287,961
Total		2,606,725
Containers & Packaging 0.3%
Sealed Air Corp.	16,665	763,590
Metals & Mining 0.2%
Alcoa, Inc. (a)	8,439	85,571
Nucor Corp. (a)	1,075	53,159
Reliance Steel & Aluminum Co. (a)	5,120	368,794

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Steel Dynamics, Inc.	5,016	$125,350
Total		632,874
Paper & Forest Products 0.3%
Domtar Corp. (a)	17,482	649,107
TOTAL MATERIALS		4,652,296
REAL ESTATE 0.3%
Equity Real Estate Investment Trusts (REITs) 0.3%
CBL & Associates Properties, Inc.	24,780	300,829
Equity LifeStyle Properties, Inc. (a)	7,546	582,400
Total		883,229
TOTAL REAL ESTATE		883,229
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
CenturyLink, Inc.	20,506	562,480
TOTAL TELECOMMUNICATION SERVICES		562,480
UTILITIES 1.3%
Electric Utilities 0.5%
American Electric Power Co., Inc. (a)	3,883	249,327
Edison International (a)	4,347	314,071
Entergy Corp. (a)	7,454	571,945
PG&E Corp. (a)	1,974	120,750
Pinnacle West Capital Corp. (a)	1,746	132,679
Total		1,388,772
Gas Utilities 0.1%
Atmos Energy Corp. (a)	1,897	141,269
Multi-Utilities 0.7%
Ameren Corp. (a)	7,627	375,096
CenterPoint Energy, Inc.	24,608	571,644
DTE Energy Co. (a)	3,707	347,235
NiSource, Inc. (a)	8,559	206,357

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
Multi-Utilities (continued)
SCANA Corp. (a)	4,021	$291,000
Total		1,791,332
TOTAL UTILITIES		3,321,373
Total Common Stocks (Cost: $99,538,762)		$102,729,398

	Shares	Value

Exchange-Traded Funds 14.6%
Vanguard Mortgage-Backed Securities ETF	47,521	$2,564,233
Vanguard REIT ETF	50,210	4,355,215
iPath Bloomberg Commodity Index Total Return ETN (b)	197,691	4,639,808
iShares JPMorgan USD Emerging Markets Bond ETF	29,587	3,467,892
iShares TIPS Bond ETF	103,314	12,035,048
iShares iBoxx $ High Yield Corporate Bond ETF	80,314	7,008,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,789	4,285,309
Total Exchange-Traded Funds (Cost: $36,606,211)		$38,355,705

	Shares	Value

Money Market Funds 54.6%
Columbia Short-Term Cash Fund, 0.382% (c)(d)	144,209,646	$144,209,646
Total Money Market Funds (Cost: $144,209,646)		$144,209,646
Total Investments
(Cost: $280,354,619)		$285,294,749

Issuer	Shares	Value

Investments Sold Short (25.6)%

Common Stocks (25.6)%
CONSUMER DISCRETIONARY (4.9)%
Auto Components (0.1)%
BorgWarner, Inc.	(5,188)	$(182,514)
Automobiles (0.3)%
Fiat Chrysler Automobiles NV	(113,825)	(728,480)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Automobiles (continued)
Tesla Motors, Inc. (b)	(416)	$(84,876)
Total		(813,356)
Distributors (0.3)%
Genuine Parts Co.	(9,239)	(928,057)
Hotels, Restaurants & Leisure (1.0)%
Cheesecake Factory, Inc. (The)	(9,285)	(464,807)
Chipotle Mexican Grill, Inc. (b)	(799)	(338,377)
Choice Hotels International, Inc.	(10,665)	(480,778)
Las Vegas Sands Corp.	(9,661)	(555,894)
Marriott International, Inc., Class A	(1,886)	(126,984)
McDonald’s Corp.	(2,690)	(310,318)
Texas Roadhouse, Inc.	(4,458)	(173,996)
Wyndham Worldwide Corp.	(2,996)	(201,721)
Total		(2,652,875)
Internet & Direct Marketing Retail (0.1)%
Netflix, Inc. (b)	(2,254)	(222,132)
Leisure Products —%
Hasbro, Inc.	(1,639)	(130,022)
Media (0.8)%
Discovery Communications, Inc., Class A (b)	(7,093)	(190,944)
Meredith Corp.	(3,865)	(200,941)
Omnicom Group, Inc.	(6,763)	(574,855)
Regal Entertainment Group, Class A	(33,348)	(725,319)
Walt Disney Co. (The)	(1,583)	(146,997)
WPP PLC, ADR	(1,672)	(196,828)
Total		(2,035,884)
Multiline Retail (0.7)%
Kohl’s Corp.	(10,930)	(478,187)
Nordstrom, Inc.	(15,160)	(786,501)
Target Corp.	(7,304)	(501,639)
Total		(1,766,327)
Specialty Retail (1.4)%
AutoZone, Inc. (b)	(745)	(572,413)
Best Buy Co., Inc.	(5,056)	(193,038)
CarMax, Inc. (b)	(8,042)	(429,041)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	(15,628)	$(886,420)
Finish Line, Inc., Class A (The)	(7,773)	(179,401)
Gap, Inc. (The)	(6,975)	(155,124)
Penske Automotive Group, Inc.	(8,658)	(417,142)
Ross Stores, Inc.	(2,405)	(154,641)
Tiffany & Co.	(1,847)	(134,148)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(2,225)	(529,506)
Total		(3,650,874)
Textiles, Apparel & Luxury Goods (0.2)%
Carter’s, Inc.	(886)	(76,825)
Fossil Group, Inc. (b)	(6,638)	(184,337)
Michael Kors Holdings Ltd. (b)	(1,669)	(78,093)
Ralph Lauren Corp.	(2,057)	(208,045)
Total		(547,300)
TOTAL CONSUMER DISCRETIONARY		(12,929,341)
CONSUMER STAPLES (1.9)%
Beverages (0.3)%
Brown-Forman Corp., Class B	(4,489)	(212,958)
Coca-Cola Co. (The)	(7,165)	(303,223)
Monster Beverage Corp. (b)	(2,617)	(384,202)
Total		(900,383)
Food & Staples Retailing (0.1)%
Whole Foods Market, Inc.	(7,165)	(203,128)
Food Products (0.7)%
B&G Foods, Inc.	(4,545)	(223,523)
Campbell Soup Co.	(3,556)	(194,513)
ConAgra Foods, Inc.	(4,628)	(218,025)
Kraft Heinz Co. (The)	(2,540)	(227,355)
McCormick & Co., Inc.	(2,158)	(215,627)
Treehouse Foods, Inc. (b)	(3,808)	(332,020)
WhiteWave Foods Co. (The) (b)	(9,092)	(494,878)
Total		(1,905,941)
Household Products (0.4)%
Church & Dwight Co., Inc.	(4,280)	(205,098)
Clorox Co. (The)	(1,620)	(202,792)
Kimberly-Clark Corp.	(2,368)	(298,699)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	(3,535)	$(317,266)
Total		(1,023,855)
Personal Products (0.4)%
Avon Products, Inc.	(82,894)	(469,180)
Edgewell Personal Care Co. (b)	(4,189)	(333,109)
Estee Lauder Companies, Inc. (The), Class A	(2,312)	(204,751)
Total		(1,007,040)
TOTAL CONSUMER STAPLES		(5,040,347)
ENERGY (1.2)%
Energy Equipment & Services (0.2)%
Core Laboratories NV	(668)	(75,036)
Ensco PLC, Class A	(7,131)	(60,614)
National Oilwell Varco, Inc.	(4,372)	(160,627)
Noble Corp. PLC	(7,374)	(46,751)
Rowan Companies PLC, Class A	(4,714)	(71,464)
SEACOR Holdings, Inc. (b)	(1,345)	(80,014)
Total		(494,506)
Oil, Gas & Consumable Fuels (1.0)%
Apache Corp.	(1,900)	(121,353)
Cenovus Energy, Inc.	(18,277)	(262,640)
Cheniere Energy, Inc. (b)	(10,555)	(460,198)
Chevron Corp.	(2,574)	(264,916)
ConocoPhillips	(2,278)	(99,025)
Hollyfrontier Corp.	(2,839)	(69,556)
Marathon Oil Corp.	(7,682)	(121,452)
Oneok, Inc.	(3,972)	(204,121)
Royal Dutch Shell PLC, ADR, Class A	(7,432)	(372,120)
Southwestern Energy Co. (b)	(9,434)	(130,567)
Total SA, ADR	(7,805)	(372,299)
Williams Companies, Inc. (The)	(7,051)	(216,677)
Total		(2,694,924)
TOTAL ENERGY		(3,189,430)
FINANCIALS (2.1)%
Banks (0.5)%
Cullen/frost Bankers, Inc.	(1,610)	(115,824)
First Horizon National Corp.	(20,475)	(311,834)
M&T Bank Corp.	(2,839)	(329,608)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
People’s United Financial	(15,820)	$(250,272)
Synovus Financial Corp.	(8,846)	(287,760)
Total		(1,295,298)
Capital Markets (1.0)%
Affiliated Managers Group, Inc. (b)	(2,158)	(312,263)
Eaton Vance Corp.	(3,405)	(132,965)
Factset Research Systems, Inc.	(1,068)	(173,123)
Federated Investors, Inc., Class B	(3,886)	(115,142)
Franklin Resources, Inc.	(6,047)	(215,092)
Janus Capital Group, Inc.	(16,854)	(236,124)
Legg Mason, Inc.	(10,863)	(363,693)
TD Ameritrade Holding Corp.	(7,362)	(259,437)
Thomson Reuters Corp.	(19,386)	(802,193)
Total		(2,610,032)
Insurance (0.5)%
Aon PLC	(2,395)	(269,414)
Mercury General Corp.	(7,725)	(423,716)
Principal Financial Group, Inc.	(3,726)	(191,926)
Travelers Companies, Inc. (The)	(1,660)	(190,153)
Unum Group	(7,602)	(268,427)
WR Berkley Corp.	(1,921)	(110,957)
Total		(1,454,593)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp	(23,489)	(334,248)
TOTAL FINANCIALS		(5,694,171)
HEALTH CARE (4.1)%
Biotechnology (1.4)%
Amgen, Inc.	(2,148)	(358,308)
Exact Sciences Corp. (b)	(7,728)	(143,509)
OPKO Health, Inc. (b)	(76,827)	(813,598)
Regeneron Pharmaceuticals, Inc. (b)	(1,100)	(442,222)
Sarepta Therapeutics, Inc. (b)	(12,565)	(771,616)
Seattle Genetics, Inc. (b)	(22,603)	(1,220,788)
Total		(3,750,041)
Health Care Equipment & Supplies (1.2)%
Baxter International, Inc.	(4,099)	(195,113)
CR Bard, Inc.	(3,844)	(862,132)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.	(2,642)	$(163,751)
Intuitive Surgical, Inc. (b)	(86)	(62,335)
Stryker Corp.	(6,973)	(811,727)
Teleflex, Inc.	(1,222)	(205,357)
Varian Medical Systems, Inc. (b)	(7,899)	(786,188)
Total		(3,086,603)
Health Care Providers & Services (0.2)%
Henry Schein, Inc. (b)	(637)	(103,818)
Lifepoint Hospitals, Inc. (b)	(6,045)	(358,046)
Quest Diagnostics, Inc.	(1,248)	(105,618)
Total		(567,482)
Health Care Technology (0.1)%
athenahealth, Inc. (b)	(495)	(62,430)
Inovalon Holdings, Inc. (b)	(22,603)	(332,490)
Total		(394,920)
Life Sciences Tools & Services (0.2)%
Bruker Corp.	(5,374)	(121,721)
Mettler-Toledo International, Inc. (b)	(308)	(129,308)
QIAGEN NV (b)	(5,154)	(141,426)
Waters Corp. (b)	(895)	(141,848)
Total		(534,303)
Pharmaceuticals (1.0)%
Astrazeneca PLC, ADR	(10,323)	(339,214)
Glaxosmithkline PLC, ADR	(6,951)	(299,796)
Mylan NV (b)	(5,381)	(205,124)
Novo Nordisk A/S, ADR	(19,516)	(811,670)
Perrigo Co. PLC	(2,285)	(210,974)
Roche Holding AG, ADR	(8,308)	(257,299)
Sanofi, ADR	(2,863)	(109,338)
Zoetis, Inc.	(6,670)	(346,907)
Total		(2,580,322)
TOTAL HEALTH CARE		(10,913,671)
INDUSTRIALS (3.6)%
Aerospace & Defense (0.1)%
Triumph Group, Inc.	(6,059)	(168,925)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(13,400)	$(690,368)
Airlines (0.1)%
Copa Holdings SA, Class A	(2,774)	(243,918)
Building Products (0.1)%
Armstrong World Industries, Inc. (b)	(8,676)	(358,492)
Construction & Engineering (0.3)%
Fluor Corp.	(16,963)	(870,541)
Electrical Equipment (0.1)%
Emerson Electric Co.	(5,868)	(319,865)
Industrial Conglomerates (0.9)%
3M Co.	(6,189)	(1,090,687)
General Electric Co.	(10,730)	(317,823)
Roper Industries, Inc.	(5,090)	(928,772)
Total		(2,337,282)
Machinery (0.8)%
Caterpillar, Inc.	(9,760)	(866,395)
Flowserve Corp.	(3,953)	(190,693)
Parker Hannifin Corp.	(7,602)	(954,279)
Total		(2,011,367)
Professional Services (0.3)%
IHS Markit Ltd. (b)	(6,632)	(249,032)
Robert Half International, Inc.	(16,750)	(634,155)
Total		(883,187)
Road & Rail (0.2)%
Avis Budget Group, Inc. (b)	(4,705)	(160,958)
Genesee & Wyoming, Inc., Class A (b)	(5,216)	(359,643)
Total		(520,601)
Trading Companies & Distributors (0.5)%
Air Lease Corp.	(13,418)	(383,487)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	(11,774)	$(864,329)
Total		(1,247,816)
TOTAL INDUSTRIALS		(9,652,362)
INFORMATION TECHNOLOGY (5.6)%
Communications Equipment (0.3)%
Brocade Communications Systems, Inc.	(47,813)	(441,314)
EchoStar Corp., Class A (b)	(5,240)	(229,669)
Total		(670,983)
Electronic Equipment, Instruments & Components (1.2)%
Dolby Laboratories, Inc., Class A	(25,337)	(1,375,546)
IPG Photonics Corp. (b)	(16,815)	(1,384,715)
Verifone Systems, Inc. (b)	(20,673)	(325,393)
Total		(3,085,654)
Internet Software & Services (0.2)%
Facebook Inc., Class A (b)	(4,212)	(540,273)
IT Services (1.3)%
Accenture PLC, Class A	(4,258)	(520,200)
First Data Corp., Class A (b)	(49,533)	(651,854)
International Business Machines Corp.	(4,120)	(654,462)
Teradata Corp. (b)	(16,971)	(526,101)
Xerox Corp.	(104,662)	(1,060,226)
Total		(3,412,843)
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc. (b)	(63,375)	(437,921)
ASML Holding NV	(2,863)	(313,728)
Cypress Semiconductor Corp.	(24,653)	(299,781)
Intel Corp.	(6,487)	(244,884)
Kla-tencor Corporation	(7,065)	(492,501)
Texas Instruments, Inc.	(12,567)	(881,952)
Total		(2,670,767)
Software (1.2)%
Adobe Systems, Inc. (b)	(3,270)	(354,926)
FireEye, Inc. (b)	(25,463)	(375,070)
Intuit, Inc.	(2,968)	(326,510)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Oracle Corp.	(15,967)	$(627,184)
VMware, Inc., Class A (b)	(13,839)	(1,015,091)
Zynga, Inc., Class A (b)	(140,240)	(408,098)
Total		(3,106,879)
Technology Hardware, Storage & Peripherals (0.4)%
Hewlett Packard Enterprise Co.	(51,991)	(1,182,795)
TOTAL INFORMATION TECHNOLOGY		(14,670,194)
MATERIALS (1.1)%
Chemicals (0.8)%
Agrium, Inc.	(1,989)	(180,382)
Air Products & Chemicals, Inc.	(776)	(116,664)
Ashland Global Holdings, Inc.	(3,313)	(384,142)
Axalta Coating Systems Ltd. (b)	(5,462)	(154,411)
Ecolab, Inc.	(985)	(119,894)
FMC Corp.	(9,191)	(444,293)
International Flavors & Fragrances, Inc.	(874)	(124,956)
Platform Specialty Products Corp. (b)	(39,614)	(321,270)
WR Grace & Co.	(3,676)	(271,289)
Total		(2,117,301)
Containers & Packaging (0.1)%
Sonoco Products Co.	(3,504)	(185,116)
Metals & Mining (0.2)%
Arcelormittal (b)	(38,970)	(235,379)
BHP Billiton Ltd., ADR	(7,500)	(259,875)
Total		(495,254)
TOTAL MATERIALS		(2,797,671)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
TELECOMMUNICATION SERVICES (0.3)%
Diversified Telecommunication Services (0.3)%
BCE, Inc.	(2,439)	$(112,633)
SBA Communications Corp., Class A (b)	(964)	(108,122)
Telus Corp.	(6,143)	(202,719)
Verizon Communications, Inc.	(6,079)	(315,987)
Total		(739,461)
TOTAL TELECOMMUNICATION SERVICES		(739,461)
UTILITIES (0.8)%
Electric Utilities (0.1)%
Southern Co. (The)	(6,872)	(352,533)
Independent Power and Renewable Electricity Producers (0.2)%
Calpine Corp. (b)	(25,655)	(324,279)
NRG Energy, Inc.	(7,528)	(84,389)
Total		(408,668)
Multi-Utilities (0.4)%
Consolidated Edison, Inc.	(5,034)	(379,060)
Dominion Resources, Inc.	(4,092)	(303,913)
Sempra Energy	(3,562)	(381,811)
Total		(1,064,784)
Water Utilities (0.1)%
Aqua America, Inc.	(7,479)	(227,960)
TOTAL UTILITIES		(2,053,945)
Total Common Stocks (Proceeds: $64,527,999)		$(67,680,593)
Total Investments Sold Short (Proceeds: $64,527,999)		$(67,680,593)
Total Investments, Net of Investments Sold Short		217,614,156(e)
Other Assets & Liabilities, Net		46,315,717
Net Assets		$263,929,873

At September 30, 2016, securities and cash totaling $122,444,954 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	10/14/2016	6,200,000 CAD	4,820,246 USD	94,081	—
BNP Paribas	10/14/2016	200,000 CAD	155,593 USD	3,136	—
BNP Paribas	10/14/2016	9,000,000 EUR	10,172,430 USD	57,425	—
BNP Paribas	10/14/2016	400,000 GBP	527,750 USD	9,180	—
BNP Paribas	10/14/2016	5,500,000 NOK	670,998 USD	—	(16,992)
BNP Paribas	10/14/2016	8,400,000 NOK	1,024,796 USD	—	(25,956)
BNP Paribas	10/14/2016	200,000 NZD	145,210 USD	—	(358)
BNP Paribas	10/14/2016	2,500,000 NZD	1,815,125 USD	—	(4,475)
BNP Paribas	10/14/2016	2,855,157 SEK	340,244 USD	7,257	—
BNP Paribas	10/14/2016	43,100,000 SGD	32,180,990 USD	573,480	—
BNP Paribas	10/14/2016	1,297,989 USD	1,700,000 AUD	2,794	—
BNP Paribas	10/14/2016	384,450 USD	500,000 AUD	—	(1,867)
BNP Paribas	10/14/2016	1,845,360 USD	2,400,000 AUD	—	(8,960)
BNP Paribas	10/14/2016	416,940 USD	400,000 CHF	—	(4,954)
BNP Paribas	10/14/2016	5,211,754 USD	5,000,000 CHF	—	(61,924)
BNP Paribas	10/14/2016	1,256,699 USD	1,111,857 EUR	—	(7,094)
BNP Paribas	10/14/2016	130,570 USD	100,000 GBP	—	(928)
BNP Paribas	10/14/2016	18,410,370 USD	14,100,000 GBP	—	(130,808)
BNP Paribas	10/14/2016	3,401,527 USD	340,030,284 JPY	—	(46,907)
BNP Paribas	10/14/2016	20,183,266 USD	2,017,600,000 JPY	—	(278,327)
BNP Paribas	10/14/2016	426,984 USD	3,500,000 NOK	10,830	—
BNP Paribas	10/14/2016	8,082,355 USD	67,800,000 SEK	—	(175,070)
BNP Paribas	10/14/2016	1,308,985 USD	1,753,123 SGD	—	(23,327)
Barclays	10/14/2016	3,300,000 CHF	3,439,442 USD	40,554	—
Barclays	10/14/2016	400,000 CHF	416,902 USD	4,916	—
Barclays	11/02/2016	8,649,371 USD	6,674,000 GBP	6,423	—
Citi	10/14/2016	5,200,000 SGD	3,884,278 USD	70,843	—
Citi	10/14/2016	37,572,924 USD	50,300,000 SGD	—	(685,273)
Citi	11/02/2016	8,365,000 CHF	8,654,520 USD	28,845	—
Citi	11/02/2016	19,176,000 EUR	21,613,327 USD	41,948	—
Credit Suisse	10/14/2016	2,900,000 AUD	2,230,100 USD	11,117	—
Credit Suisse	10/14/2016	100,000 AUD	76,468 USD	—	(49)
Credit Suisse	10/14/2016	1,100,000 AUD	829,224 USD	—	(12,459)
Credit Suisse	10/14/2016	9,600,000 CAD	7,467,706 USD	149,777	—
Credit Suisse	10/14/2016	2,500,000 CAD	1,944,852 USD	39,141	—
Credit Suisse	10/14/2016	3,100,000 CHF	3,231,051 USD	38,157	—
Credit Suisse	10/14/2016	2,800,000 CHF	2,918,369 USD	34,465	—
Credit Suisse	10/14/2016	1,100,000 CHF	1,125,412 USD	—	(7,551)
Credit Suisse	10/14/2016	100,000 EUR	112,988 USD	599	—
Credit Suisse	10/14/2016	2,086,868 EUR	2,339,546 USD	—	(5,863)
Credit Suisse	10/14/2016	2,500,000 GBP	3,263,650 USD	22,593	—
Credit Suisse	10/14/2016	700,000 GBP	913,822 USD	6,326	—
Credit Suisse	10/14/2016	197,300,000 JPY	1,974,244 USD	27,751	—
Credit Suisse	10/14/2016	79,300,000 JPY	769,380 USD	—	(12,966)
Credit Suisse	10/14/2016	9,498,206 NOK	1,158,494 USD	—	(29,633)
Credit Suisse	10/14/2016	79,900,000 NOK	9,745,399 USD	—	(249,255)
Credit Suisse	10/14/2016	6,100,000 NZD	4,428,783 USD	—	(11,042)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	10/14/2016	76,800,000 SEK	9,152,632 USD	195,708	—
Credit Suisse	10/14/2016	29,200,000 SEK	3,471,636 USD	66,142	—
Credit Suisse	10/14/2016	1,753,123 SGD	1,289,156 USD	3,498	—
Credit Suisse	10/14/2016	200,000 SGD	149,330 USD	2,659	—
Credit Suisse	10/14/2016	207,189 USD	200,000 CHF	—	(1,196)
Credit Suisse	10/14/2016	113,059 USD	100,000 EUR	—	(670)
Credit Suisse	10/14/2016	132,150 USD	100,000 GBP	—	(2,508)
Credit Suisse	10/14/2016	6,347,869 USD	634,400,000 JPY	—	(89,099)
Credit Suisse	10/14/2016	1,662,545 USD	13,830,710 NOK	67,532	—
Credit Suisse	10/14/2016	72,750 USD	100,000 NZD	34	—
Credit Suisse	10/14/2016	518,211 USD	700,000 SGD	—	(4,864)
Deutsche Bank	10/14/2016	6,700,000 AUD	5,153,298 USD	26,682	—
Deutsche Bank	10/14/2016	1,133,347 AUD	871,713 USD	4,513	—
Deutsche Bank	10/14/2016	1,400,000 AUD	1,057,127 USD	—	(14,107)
Deutsche Bank	10/14/2016	1,200,000 CAD	934,166 USD	19,425	—
Deutsche Bank	10/14/2016	600,000 CAD	466,915 USD	9,544	—
Deutsche Bank	10/14/2016	2,700,000 CAD	2,042,051 USD	—	(16,116)
Deutsche Bank	10/14/2016	700,000 CHF	730,081 USD	9,105	—
Deutsche Bank	10/14/2016	100,000 CHF	104,327 USD	1,330	—
Deutsche Bank	10/14/2016	1,900,000 CHF	1,954,591 USD	—	(2,344)
Deutsche Bank	10/14/2016	11,600,000 EUR	13,107,429 USD	70,312	—
Deutsche Bank	10/14/2016	1,100,000 EUR	1,243,261 USD	6,982	—
Deutsche Bank	10/14/2016	700,000 EUR	782,516 USD	—	(4,207)
Deutsche Bank	10/14/2016	17,600,000 GBP	22,984,517 USD	167,475	—
Deutsche Bank	10/14/2016	2,600,000 GBP	3,393,382 USD	22,683	—
Deutsche Bank	10/14/2016	300,430,284 JPY	3,006,513 USD	42,573	—
Deutsche Bank	10/14/2016	38,300,000 JPY	383,092 USD	5,238	—
Deutsche Bank	10/14/2016	89,000,000 JPY	874,831 USD	—	(3,212)
Deutsche Bank	10/14/2016	14,100,000 NOK	1,712,528 USD	—	(51,235)
Deutsche Bank	10/14/2016	1,200,000 NZD	876,289 USD	2,881	—
Deutsche Bank	10/14/2016	1,105,621 NZD	803,189 USD	—	(1,526)
Deutsche Bank	10/14/2016	18,000,000 NZD	13,076,947 USD	—	(24,174)
Deutsche Bank	10/14/2016	44,500,000 SEK	5,295,172 USD	105,288	—
Deutsche Bank	10/14/2016	2,300,000 SEK	266,943 USD	—	(1,298)
Deutsche Bank	10/14/2016	3,700,000 SGD	2,730,148 USD	16,743	—
Deutsche Bank	10/14/2016	1,510,754 USD	2,000,000 AUD	19,579	—
Deutsche Bank	10/14/2016	1,684,661 USD	2,200,000 AUD	—	(1,294)
Deutsche Bank	10/14/2016	20,699,655 USD	26,600,000 CAD	—	(422,894)
Deutsche Bank	10/14/2016	822,317 USD	800,000 CHF	1,655	—
Deutsche Bank	10/14/2016	27,534,475 USD	26,400,000 CHF	—	(343,376)
Deutsche Bank	10/14/2016	672,728 USD	600,000 EUR	1,605	—
Deutsche Bank	10/14/2016	1,585,438 USD	1,400,000 EUR	—	(11,993)
Deutsche Bank	10/14/2016	1,345,186 USD	1,000,000 GBP	—	(48,763)
Deutsche Bank	10/14/2016	2,639,629 USD	269,600,000 JPY	20,151	—
Deutsche Bank	10/14/2016	16,171,680 USD	1,616,000,000 JPY	—	(228,787)
Deutsche Bank	10/14/2016	17,240,738 USD	141,300,000 NOK	434,415	—
Deutsche Bank	10/14/2016	844,948 USD	6,927,381 NOK	21,595	—
Deutsche Bank	10/14/2016	1,400,094 USD	1,900,000 NZD	—	(17,198)
Deutsche Bank	10/14/2016	880,458 USD	7,500,000 SEK	—	(5,759)
Deutsche Bank	10/14/2016	3,427,140 USD	28,755,157 SEK	—	(73,523)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	10/14/2016	439,573 USD	600,000 SGD	438	—
Deutsche Bank	10/14/2016	1,774,211 USD	2,400,000 SGD	—	(14,164)
Deutsche Bank	10/14/2016	2,838,723 USD	3,800,000 SGD	—	(51,982)
Deutsche Bank	11/02/2016	12,949,297 USD	16,956,000 AUD	18,966	—
HSBC	10/14/2016	39,600,000 AUD	30,446,698 USD	146,098	—
HSBC	10/14/2016	966,653 AUD	743,217 USD	3,566	—
HSBC	10/14/2016	10,400,000 CAD	8,090,797 USD	163,042	—
HSBC	10/14/2016	400,000 CAD	311,185 USD	6,271	—
HSBC	10/14/2016	7,700,000 CHF	8,026,351 USD	95,614	—
HSBC	10/14/2016	8,400,000 EUR	9,492,647 USD	51,976	—
HSBC	10/14/2016	7,700,000 GBP	10,048,654 USD	66,198	—
HSBC	10/14/2016	800,000 JPY	8,004 USD	111	—
HSBC	10/14/2016	11,129,175 NOK	1,357,662 USD	—	(34,482)
HSBC	10/14/2016	300,000 NZD	217,936 USD	—	(416)
HSBC	10/14/2016	312,715 USD	300,000 CHF	—	(3,725)
HSBC	10/14/2016	565,039 USD	500,000 EUR	—	(3,094)
HSBC	10/14/2016	652,510 USD	500,000 GBP	—	(4,299)
HSBC	10/14/2016	15,165,340 USD	1,515,800,000 JPY	—	(210,985)
HSBC	10/14/2016	329,376 USD	2,700,000 NOK	8,365	—
HSBC	10/14/2016	21,720,975 USD	29,900,000 NZD	41,444	—
HSBC	10/14/2016	1,084,843 USD	9,100,000 SEK	—	(23,541)
HSBC	10/14/2016	10,502,712 USD	88,100,000 SEK	—	(227,907)
HSBC	10/14/2016	2,838,278 USD	3,800,000 SGD	—	(51,537)
HSBC	10/14/2016	3,809,268 USD	5,100,000 SGD	—	(69,168)
Morgan Stanley	11/02/2016	21,589,693 USD	28,417,000 CAD	75,379	—
Standard Chartered	11/02/2016	1,302,610,000 JPY	12,992,968 USD	131,464	—
State Street	10/14/2016	600,000 CAD	467,013 USD	9,642	—
State Street	10/14/2016	3,800,000 CHF	3,961,676 USD	47,806	—
State Street	10/14/2016	1,700,000 GBP	2,219,233 USD	15,314	—
State Street	10/14/2016	1,010,000,000 JPY	10,103,334 USD	139,026	—
State Street	10/14/2016	66,500,000 NOK	8,109,243 USD	—	(209,212)
State Street	10/14/2016	7,000,000 NZD	5,085,794 USD	—	(9,087)
State Street	10/14/2016	17,600,000 SGD	13,143,647 USD	236,636	—
State Street	10/14/2016	538,659 USD	700,000 AUD	—	(3,042)
State Street	10/14/2016	7,695,130 USD	10,000,000 AUD	—	(43,464)
State Street	10/14/2016	3,813,939 USD	4,900,000 CAD	—	(78,746)
State Street	10/14/2016	3,440,403 USD	3,300,000 CHF	—	(41,515)
State Street	10/14/2016	904,369 USD	800,000 EUR	—	(5,257)
State Street	10/14/2016	5,878,397 USD	5,200,000 EUR	—	(34,172)
State Street	10/14/2016	652,716 USD	500,000 GBP	—	(4,504)
State Street	10/14/2016	3,870,277 USD	386,900,000 JPY	—	(53,256)
State Street	10/14/2016	292,664 USD	2,400,000 NOK	7,551	—
State Street	10/14/2016	1,598,392 USD	2,200,000 NZD	2,856	—
State Street	10/14/2016	428,969 USD	3,600,000 SEK	—	(9,113)
State Street	10/14/2016	7,459,288 USD	62,600,000 SEK	—	(158,462)
State Street	10/14/2016	2,464,434 USD	3,300,000 SGD	—	(44,369)
UBS	10/14/2016	800,000 AUD	600,067 USD	—	(12,066)
UBS	10/14/2016	2,200,000 CAD	1,712,354 USD	35,329	—
UBS	10/14/2016	15,000,000 CHF	15,637,543 USD	188,054	—
UBS	10/14/2016	100,000 CHF	104,250 USD	1,254	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	10/14/2016	300,000 CHF	306,262 USD	—	(2,728)
UBS	10/14/2016	300,000 EUR	339,161 USD	1,994	—
UBS	10/14/2016	400,000 EUR	446,746 USD	—	(2,810)
UBS	10/14/2016	100,000 GBP	131,069 USD	1,426	—
UBS	10/14/2016	4,711,900,000 JPY	47,135,497 USD	649,532	—
UBS	10/14/2016	149,100,000 JPY	1,491,522 USD	20,553	—
UBS	10/14/2016	14,500,000 JPY	141,317 USD	—	(1,735)
UBS	10/14/2016	200,000 NZD	144,075 USD	—	(1,493)
UBS	10/14/2016	115,400,000 SEK	13,751,896 USD	293,185	—
UBS	10/14/2016	18,100,000 SEK	2,156,957 USD	46,016	—
UBS	10/14/2016	7,000,000 SGD	5,227,786 USD	94,316	—
UBS	10/14/2016	300,000 SGD	219,792 USD	—	(214)
UBS	10/14/2016	1,538,500 USD	2,000,000 AUD	—	(8,167)
UBS	10/14/2016	26,692,975 USD	34,700,000 AUD	—	(141,692)
UBS	10/14/2016	993,583 USD	1,300,000 CAD	—	(2,614)
UBS	10/14/2016	3,813,880 USD	4,900,000 CAD	—	(78,687)
UBS	10/14/2016	24,984,824 USD	22,100,000 EUR	—	(146,867)
UBS	10/14/2016	1,958,325 USD	1,500,000 GBP	—	(13,691)
UBS	10/14/2016	18,147,145 USD	13,900,000 GBP	—	(126,867)
UBS	10/14/2016	4,015,245 USD	33,000,000 NOK	112,710	—
UBS	10/14/2016	1,475,752 USD	12,100,000 NOK	37,831	—
UBS	10/14/2016	2,542,817 USD	3,500,000 NZD	4,624	—
UBS	10/14/2016	217,956 USD	300,000 NZD	396	—
UBS	10/14/2016	3,883,498 USD	5,200,000 SGD	—	(70,063)
Total				5,381,968	(5,171,374)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	102	JPY	15,321,375	12/2016	59,639	—
10-Year Mini JGB	18	JPY	2,703,772	12/2016	11,922	—
3-Month Euro Euribor	27	EUR	7,606,494	03/2017	—	(1,940)
3-Month Euroyen TFX	35	JPY	8,628,334	03/2017	—	(1,212)
90-Day Sterling	46	GBP	7,430,500	03/2017	—	(4,526)
Australian 10-Year Bond	48	AUD	5,033,538	12/2016	33,182	—
Banker’s Acceptance	76	CAD	14,356,264	03/2017	—	(6,696)
CAC40 Index	4	EUR	199,664	10/2016	2,837	—
Canadian Government 10-Year Bond	75	CAD	8,398,948	12/2016	19,657	—
DAX Index	1	EUR	295,230	12/2016	3,912	—
EURO STOXX 50	53	EUR	1,782,553	12/2016	2,773	—
Euro CHF 3-Month ICE	42	CHF	10,897,735	03/2017	—	(100)
Euro-Bund	56	EUR	10,423,784	12/2016	43,516	—
FTSE 100 Index	28	GBP	2,488,736	12/2016	79,204	—
FTSE/MIB Index	1	EUR	91,873	12/2016	926	—
Hang Seng Index	3	HKD	450,847	10/2016	—	(549)
Long Gilt	15	GBP	2,532,352	12/2016	—	(20,537)
MSCI Singapore IX ETS	8	SGD	184,879	10/2016	1,227	—
Mini MSCI Emerging Markets Index	70	USD	3,193,750	12/2016	—	(66,050)
S&P 500 E-mini	82	USD	8,857,640	12/2016	181,837	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	5	USD	540,100	12/2016	—	(2,612)
S&P/TSE 60 Index	14	CAD	1,825,192	12/2016	30,275	—
SPI 200 Index	4	AUD	414,513	12/2016	13,078	—
TOPIX Index	25	JPY	3,261,673	12/2016	—	(7,082)
U.S. Long Bond	8	USD	1,345,250	12/2016	12,982	—
U.S. Treasury 10-Year Note	17	USD	2,229,125	12/2016	897	—
U.S. Treasury 5-Year Note	82	USD	9,964,281	12/2016	1,125	—
Total			130,458,402		498,989	(111,304)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	(29)	EUR	(8,169,937)	03/2017	1,573	—
3-Month Euroyen TFX	(30)	JPY	(7,395,715)	03/2017	2,112	—
3-Month Euroyen TFX	(1)	JPY	(246,524)	03/2017	59	—
90-Day Euro$	(51)	USD	(12,629,513)	03/2017	3,237	—
90-Day Euro$	(16)	USD	(3,962,200)	03/2017	—	(439)
90-Day Sterling	(87)	GBP	(14,053,338)	03/2017	2,239	—
90-Day Sterling	(164)	GBP	(26,491,350)	03/2017	1,038	—
Australian 10-Year Bond	(28)	AUD	(2,936,230)	12/2016	—	(27,299)
EURO STOXX 50	(3)	EUR	(100,899)	12/2016	—	(1,205)
Euro CHF 3-Month ICE	(29)	CHF	(7,524,627)	03/2017	2,126	—
Euro-Bund	(17)	EUR	(3,164,363)	12/2016	—	(22,186)
FTSE 100 Index	(4)	GBP	(355,534)	12/2016	—	(7,610)
Long Gilt	(32)	GBP	(5,402,351)	12/2016	40,100	—
Long Gilt	(4)	GBP	(675,294)	12/2016	5,120	—
OMXS30 Index	(5)	SEK	(83,840)	10/2016	—	(1,519)
S&P 500 E-mini	(2)	USD	(216,040)	12/2016	—	(2,970)
Total			(93,407,755)		57,604	(63,228)

Total Return Swap Contracts Outstanding at September 30, 2016

Counterparty	Fund Receives		Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return	(a)	Fixed rate of 0.350%	11/30/2016	USD	47,616,735	—	—	94,314	—

(a) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options or short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

Notes to Consolidated Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,951,908	175,716,221	(181,458,483)	144,209,646	460,768	144,209,646

(e)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	19,625,850	—	—	19,625,850
Consumer Staples	8,926,160	—	—	8,926,160
Energy	5,442,847	—	—	5,442,847
Financials	9,379,037	—	—	9,379,037
Health Care	15,584,271	—	—	15,584,271
Industrials	11,719,037	—	—	11,719,037
Information Technology	22,632,818	—	—	22,632,818
Materials	4,652,296	—	—	4,652,296
Real Estate	883,229	—	—	883,229
Telecommunication Services	562,480	—	—	562,480
Utilities	3,321,373	—	—	3,321,373
Total Common Stocks	102,729,398	—	—	102,729,398
Exchange-Traded Funds	38,355,705	—	—	38,355,705
Investments measured at net asset value
Money Market Funds				144,209,646
Total Investments	141,085,103	—	—	285,294,749
Investments Sold Short
Common Stocks
Consumer Discretionary	(12,929,341)	—	—	(12,929,341)
Consumer Staples	(5,040,347)	—	—	(5,040,347)
Energy	(3,189,430)	—	—	(3,189,430)
Financials	(5,694,171)	—	—	(5,694,171)
Health Care	(10,913,671)	—	—	(10,913,671)
Industrials	(9,652,362)	—	—	(9,652,362)
Information Technology	(14,670,194)	—	—	(14,670,194)
Materials	(2,797,671)	—	—	(2,797,671)
Telecommunication Services	(739,461)	—	—	(739,461)
Utilities	(2,053,945)	—	—	(2,053,945)
Total Common Stocks	(67,680,593)	—	—	(67,680,593)
Total Investments Sold Short	(67,680,593)	—	—	(67,680,593)
Total Investments, Net of Investments Sold Short	73,404,510	—	—	217,614,156

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,381,968	—	5,381,968
Futures Contracts	556,593	—	—	556,593
Swap Contracts	—	94,314	—	94,314
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,171,374)	—	(5,171,374)
Futures Contracts	(174,532)	—	—	(174,532)
Total	73,786,571	304,908	—	218,301,125

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Long Government/Credit Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 66.7%

Aerospace & Defense 1.0%
Lockheed Martin Corp.
09/01/36	6.150%	$4,662,000	$6,273,467
12/15/42	4.070%	3,505,000	3,754,658
05/15/46	4.700%	5,804,000	6,895,854
Total			16,923,979

Automotive 1.1%
Delphi Automotive PLC
10/01/46	4.400%	3,825,000	3,904,793
Ford Motor Co.
07/16/31	7.450%	11,450,000	15,144,869
Total			19,049,662
Banking 9.7%
Bank of America Corp. Subordinated
05/02/17	5.700%	2,425,000	2,481,830
Bank of New York Mellon Corp. (The) (a)
Junior Subordinated
12/29/49	4.500%	8,801,000	8,613,979
12/31/49	4.625%	2,125,000	2,093,125
Citigroup, Inc.
Subordinated
07/25/28	4.125%	10,000,000	10,166,280
05/18/46	4.750%	6,635,000	6,957,965
Citigroup, Inc. (a)
08/14/17	1.307%	14,005,000	14,011,120
Deutsche Bank AG
09/01/17	6.000%	1,843,000	1,874,055
Fifth Third Bancorp Junior Subordinated (a)
12/31/49	5.100%	5,287,000	5,168,042
JPMorgan Chase & Co.
07/15/41	5.600%	5,080,000	6,503,452
Subordinated
06/01/45	4.950%	5,880,000	6,509,724
JPMorgan Chase & Co. (a)
Junior Subordinated
12/29/49	6.000%	1,225,000	1,278,594
12/31/49	6.100%	4,413,000	4,644,683
JPMorgan Chase Capital XXI Junior Subordinated (a)
02/02/37	1.709%	528,000	422,400
KeyCorp Capital I Junior Subordinated (a)
07/01/28	1.586%	5,523,000	4,626,507
Lloyds Banking Group PLC (b)
Subordinated
12/10/25	4.582%	17,695,000	18,102,169
12/01/45	5.300%	3,700,000	3,983,013
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	3,656,000	3,676,108

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Mellon Capital IV Junior Subordinated (a)
06/29/49	4.000%	$180,000	$154,350
Northern Trust Corp. Junior Subordinated (a)
12/31/49	4.600%	5,725,000	5,818,031
PNC Financial Services Group, Inc. (The) Junior Subordinated (a)
12/31/49	4.850%	10,449,000	10,421,833
Santander Issuances SAU Subordinated
11/19/25	5.179%	3,600,000	3,667,856
Santander UK Group Holdings PLC (b)
Subordinated
09/15/25	4.750%	3,092,000	3,095,475
09/15/45	5.625%	4,309,000	4,376,449
Wells Fargo & Co.
05/01/45	3.900%	5,920,000	6,090,614
Subordinated
11/02/43	5.375%	5,395,000	6,263,336
Wells Fargo & Co. (a)
Junior Subordinated
12/31/49	5.900%	25,413,000	26,334,221
Total			167,335,211
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital (b)
10/23/45	6.484%	4,790,000	5,792,652
Comcast Corp.
11/15/35	6.500%	7,540,000	10,457,852
03/01/40	6.400%	3,000,000	4,206,072
08/15/45	4.600%	1,870,000	2,159,764
Time Warner Cable LLC
06/15/39	6.750%	8,946,000	10,866,635
Total			33,482,975
Chemicals 0.2%
LyondellBasell Industries NV
02/26/55	4.625%	3,880,000	3,843,586
Consumer Cyclical Services 0.4%
Visa, Inc.
12/14/45	4.300%	6,135,000	7,090,060
Diversified Manufacturing 4.9%
General Electric Co. Junior Subordinated (a)
12/31/49	5.000%	65,704,000	69,892,630
Siemens Financieringsmaatschappij NV (b)
10/15/26	2.350%	5,010,000	4,947,896
09/15/46	3.300%	4,535,000	4,414,872

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
United Technologies Corp.
06/01/42	4.500%	$5,080,000	$5,883,753
Total			85,139,151
Electric 9.8%
Alabama Power Co.
08/15/44	4.150%	3,095,000	3,385,292
Arizona Public Service Co.
09/15/26	2.550%	1,800,000	1,811,506
11/15/45	4.350%	4,374,000	4,971,532
05/15/46	3.750%	1,931,000	2,023,667
Cleco Corporate Holdings LLC (b)
05/01/46	4.973%	3,350,000	3,654,408
Commonwealth Edison Co.
03/15/36	5.900%	9,045,000	11,877,686
Consolidated Edison Co. of New York, Inc.
08/15/37	6.300%	8,000,000	10,944,384
06/15/46	3.850%	4,755,000	4,979,327
DTE Electric Co.
07/01/44	4.300%	6,135,000	7,044,643
06/01/46	3.700%	3,970,000	4,202,225
DTE Energy Co. (c)
10/01/26	2.850%	5,635,000	5,593,076
Duke Energy Corp.
09/01/46	3.750%	7,535,000	7,307,247
Duke Energy Indiana LLC
10/15/35	6.120%	4,820,000	6,363,696
Duke Energy Ohio, Inc.
06/15/46	3.700%	4,920,000	5,041,819
Duke Energy Progress, Inc.
08/15/45	4.200%	2,302,000	2,555,510
Exelon Corp.
04/15/46	4.450%	2,570,000	2,760,766
Florida Power & Light Co. 1st Mortgage
02/01/41	5.250%	8,439,000	10,819,794
MidAmerican Energy Co.
05/01/46	4.250%	7,480,000	8,531,935
Nevada Power Co.
09/15/40	5.375%	1,535,000	1,908,335
Oncor Electric Delivery Co, LLC
09/01/38	7.500%	2,380,000	3,697,725
Oncor Electric Delivery Co. LLC
04/01/45	3.750%	4,385,000	4,580,974
PPL Capital Funding, Inc.
03/15/44	5.000%	7,030,000	7,923,429
PacifiCorp
07/15/38	6.350%	7,756,000	10,873,842

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Pacific Gas & Electric Co.
03/15/46	4.250%	$6,593,000	$7,410,314
Progress Energy, Inc.
12/01/39	6.000%	8,467,000	10,816,813
Public Service Electric & Gas Co.
11/01/45	4.150%	3,554,000	4,043,802
Southern California Edison Co. 1st Refunding Mortgage
03/15/43	3.900%	1,252,000	1,357,463
Southern Co. (The)
07/01/36	4.250%	3,025,000	3,209,464
07/01/46	4.400%	6,320,000	6,819,267
Toledo Edison Co. (The)
05/15/37	6.150%	2,605,000	3,245,309
Total			169,755,250
Finance Companies 0.4%
HSBC Finance Corp. Subordinated
01/15/21	6.676%	5,680,000	6,533,471
Food and Beverage 3.7%
Anheuser-Busch InBev Finance, Inc.
02/01/36	4.700%	16,711,000	19,213,856
02/01/46	4.900%	20,138,000	23,959,810
Kraft Heinz Foods Co. (b)
08/01/39	7.125%	7,865,000	11,122,124
Molson Coors Brewing Co.
07/15/26	3.000%	3,150,000	3,171,817
05/01/42	5.000%	3,495,000	4,047,874
07/15/46	4.200%	1,379,000	1,436,837
Total			62,952,318
Health Care 1.4%
Becton Dickinson and Co.
05/15/44	4.875%	6,135,000	7,057,238
Medtronic, Inc.
03/15/45	4.625%	10,810,000	12,701,620
New York and Presbyterian Hospital (The)
08/01/36	3.563%	3,425,000	3,608,152
Total			23,367,010
Healthcare Insurance 0.6%
Aetna, Inc.
06/15/36	4.250%	3,924,000	4,064,267
06/15/46	4.375%	5,152,000	5,394,902
Total			9,459,169
Independent Energy 3.5%
Anadarko Petroleum Corp.
09/15/36	6.450%	290,000	338,807
07/15/44	4.500%	7,805,000	7,161,072

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
03/15/46	6.600%	$1,879,000	$2,286,283
Canadian Natural Resources Ltd.
02/15/37	6.500%	2,022,000	2,245,027
02/01/39	6.750%	9,410,000	10,793,524
Kerr-McGee Corp.
07/01/24	6.950%	2,985,000	3,588,370
Noble Energy, Inc.
04/01/27	8.000%	3,511,000	4,280,330
11/15/43	5.250%	10,459,000	10,646,237
11/15/44	5.050%	3,384,000	3,340,989
Woodside Finance Ltd. (b)
03/05/25	3.650%	11,925,000	12,024,347
09/15/26	3.700%	4,130,000	4,151,505
Total			60,856,491
Integrated Energy 0.9%
Cenovus Energy, Inc.
11/15/39	6.750%	7,970,000	8,613,538
Exxon Mobil Corp.
03/01/46	4.114%	2,410,000	2,693,881
Shell International Finance BV
03/25/40	5.500%	1,059,000	1,300,183
05/11/45	4.375%	2,545,000	2,741,573
05/10/46	4.000%	785,000	803,058
Total			16,152,233
Life Insurance 2.3%
American International Group, Inc.
07/16/44	4.500%	3,500,000	3,565,251
Guardian Life Insurance Co. of America (The) (b)
09/30/39	7.375%	5,000,000	7,061,165
Subordinated
06/19/64	4.875%	1,600,000	1,679,917
Massachusetts Mutual Life Insurance Co. Subordinated (b)
04/15/65	4.500%	4,408,000	4,373,794
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	8,617,000	12,397,278
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	2,754,000	4,413,560
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	6,020,000	6,762,940
Total			40,253,905
Media and Entertainment 1.3%
21st Century Fox America, Inc.
02/15/41	6.150%	5,580,000	7,078,358
CBS Corp.
01/15/27	2.900%	2,025,000	1,974,353

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Sky PLC (b)
09/16/24	3.750%	$660,000	$697,812
Thomson Reuters Corp.
11/23/43	5.650%	10,130,000	11,952,225
Viacom, Inc. (c)
10/04/26	3.450%	1,265,000	1,264,304
Total			22,967,052
Metals 0.8%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	6,408,000	7,573,692
BHP Billiton Finance USA Ltd. (a)(b)
Junior Subordinated
10/19/75	6.750%	5,455,000	6,177,788
Total			13,751,480
Midstream 3.0%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	12,184,000	14,457,985
Kinder Morgan Energy Partners LP
11/15/40	7.500%	3,000,000	3,567,000
Kinder Morgan, Inc.
06/01/45	5.550%	4,200,000	4,308,742
Plains All American Pipeline LP/Finance Corp.
01/15/37	6.650%	1,461,000	1,582,969
06/01/42	5.150%	3,262,000	3,055,157
02/15/45	4.900%	7,409,000	6,788,830
Transcanada Trust Junior Subordinated (a)
08/15/76	5.875%	3,160,000	3,343,280
Transcontinental Gas Pipe Line Co. LLC (b)
02/01/26	7.850%	1,560,000	2,019,659
Williams Partners LP
04/15/40	6.300%	1,865,000	2,050,349
09/15/45	5.100%	10,004,000	9,760,122
Total			50,934,093
Natural Gas 1.2%
NiSource Finance Corp.
12/15/40	6.250%	4,944,000	6,413,530
02/15/44	4.800%	3,351,000	3,786,342
Sempra Energy
11/15/25	3.750%	2,550,000	2,745,812
10/15/39	6.000%	6,600,000	8,437,928
Total			21,383,612
Oil Field Services 0.4%
Noble Holding International Ltd.
03/15/17	2.500%	3,920,000	3,880,800
Noble Holding International Ltd. (a)
03/16/18	5.250%	3,549,000	3,495,765
Total			7,376,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.3%
Massachusetts Institute of Technology
07/01/14	4.678%	$2,335,000	$2,765,114
07/01/16	3.885%	2,315,000	2,305,071
Total			5,070,185
Pharmaceuticals 2.5%
Actavis Funding
03/15/45	4.750%	6,325,000	6,915,907
Actavis, Inc.
10/01/42	4.625%	3,195,000	3,403,403
Forest Laboratories LLC (b)
02/01/19	4.375%	4,195,000	4,419,105
Johnson & Johnson
12/05/33	4.375%	16,269,000	19,515,056
03/01/46	3.700%	7,570,000	8,435,607
Total			42,689,078
Property & Casualty 2.1%
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	3,860,000	4,336,753
Berkshire Hathaway, Inc.
03/15/26	3.125%	4,570,000	4,803,344
02/11/43	4.500%	8,813,000	10,209,543
Loews Corp.
05/15/43	4.125%	16,730,000	17,299,205
Total			36,648,845
Railroads 1.5%
BNSF Funding Trust I Junior Subordinated (a)
12/15/55	6.613%	4,533,000	5,230,538
Burlington Northern Santa Fe LLC
06/01/41	5.400%	3,000,000	3,834,864
Kansas City Southern
08/15/45	4.950%	11,610,000	13,192,733
Union Pacific Corp.
03/01/46	4.050%	3,215,000	3,538,641
Total			25,796,776
Retailers 1.9%
CVS Health Corp.
07/20/45	5.125%	4,440,000	5,432,984
CVS Pass-Through Trust (b)
01/10/36	4.704%	9,262,779	10,264,529
08/11/36	4.163%	4,418,493	4,652,559
Wal-Mart Stores, Inc.
10/25/40	5.000%	10,095,000	12,759,969
Total			33,110,041
Technology 3.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/15/21	4.420%	4,730,000	4,943,418

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
06/15/23	5.450%	$8,500,000	$9,107,384
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	6,953,000	7,175,100
Intel Corp.
07/29/45	4.900%	8,650,000	10,317,806
Microsoft Corp.
08/08/26	2.400%	5,620,000	5,624,755
08/08/46	3.700%	9,050,000	9,160,274
Oracle Corp.
07/08/34	4.300%	8,755,000	9,494,964
07/15/36	3.850%	3,620,000	3,758,849
07/15/46	4.000%	995,000	1,028,146
05/15/55	4.375%	6,635,000	7,048,155
Total			67,658,851
Transportation Services 1.2%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	8,050,000	10,978,920
FedEx Corp.
04/01/46	4.550%	8,924,000	9,912,619
Total			20,891,539
Wireless 0.5%
America Movil SAB de CV
07/16/42	4.375%	8,010,000	7,865,580
Wirelines 4.3%
AT&T, Inc.
03/15/42	5.150%	1,555,000	1,687,250
06/15/44	4.800%	8,605,000	9,032,849
05/15/46	4.750%	4,738,000	4,958,104
AT&T, Inc. (b)
03/09/48	4.500%	7,835,000	7,876,032
Deutsche Telekom International Finance BV
06/01/32	9.250%	625,000	1,010,057
Koninklijke KPN NV
10/01/30	8.375%	195,000	272,639
Orange SA
01/13/42	5.375%	3,200,000	3,873,990
Orange SA (a)
03/01/31	9.000%	1,930,000	3,079,309
Telefonica Emisiones SAU
06/20/36	7.045%	2,960,000	3,882,922
Verizon Communications, Inc.
03/15/34	5.050%	5,059,000	5,686,179
09/15/43	6.550%	9,035,000	12,216,088
08/21/46	4.862%	493,000	552,191
09/15/48	4.522%	19,190,000	20,290,182
Total			74,417,792
Total Corporate Bonds & Notes (Cost: $1,109,218,366)			$1,152,755,960

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.7%
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	$9,995,285	$10,651,511
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/48	3.309%	1,940,000	2,056,055
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	881,376
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	5,000,000	5,194,148
GS Mortgage Securities Trust Series 2015-GC34 Class A4
10/10/48	3.506%	2,550,000	2,748,200
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	1,765,000	1,852,591
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class A5
12/15/47	3.405%	5,000,000	5,334,411
Series 2015-C26 Class A4
02/15/48	3.166%	1,780,000	1,860,034
Series 2015-C27 Class A4
02/15/48	3.190%	3,350,000	3,516,047
Series 2015-C28 Class A3
05/15/48	3.290%	6,000,000	6,345,423
Series 2015-LC20 Class A4
04/15/50	2.925%	3,750,000	3,862,452
Series 2015-LC20 Class A5
04/15/50	3.184%	1,350,000	1,412,716
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $44,025,115)			$45,714,964

U.S. Treasury Obligations 18.7%
U.S. Treasury
08/31/21	1.125%	12,498,000	12,485,302
08/31/23	1.375%	12,106,000	12,068,169
08/15/26	1.500%	6,955,000	6,887,349
02/15/31	5.375%	25,047,000	36,542,195
05/15/41	4.375%	65,672,000	92,243,482
05/15/46	2.500%	89,154,000	92,274,390
U.S. Treasury (d)
STRIPS
11/15/19	0.000%	11,055,900	10,718,971
02/15/40	0.000%	38,410,800	22,382,319
11/15/41	0.000%	13,661,000	7,541,432
05/15/43	0.000%	19,069,000	10,065,324
U.S. Treasury (d)(e)
STRIPS
11/15/18	0.000%	19,436,000	19,119,504
Total U.S. Treasury Obligations (Cost: $311,123,032)			$322,328,437

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 3.1%
Residual Funding Corp. (d)
STRIPS
01/15/30	0.000%	$8,428,000	$6,085,033
04/15/30	0.000%	65,960,000	47,289,098
Total U.S. Government & Agency Obligations (Cost: $51,554,184)			$53,374,131

Foreign Government Obligations(f) 3.6%
Colombia 0.4%
Colombia Government International Bond
01/18/41	6.125%	5,077,000	6,165,473
France 0.7%
Electricite de France SA (b)
10/13/55	5.250%	11,083,000	11,499,133
Mexico 1.4%
Mexico Government International Bond
03/08/44	4.750%	5,740,000	5,948,075
01/23/46	4.600%	5,650,000	5,727,687
Petroleos Mexicanos
06/15/35	6.625%	12,380,000	12,600,983
Total			24,276,745
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	1,470,000	2,006,550
Peru 0.4%
Peruvian Government International Bond
03/14/37	6.550%	4,715,000	6,659,938
Philippines 0.2%
Philippine Government International Bond
10/23/34	6.375%	2,530,000	3,677,307
Qatar 0.3%
Nakilat, Inc. (b)
12/31/33	6.067%	4,267,000	5,128,977
Uruguay 0.1%
Uruguay Government International Bond
11/20/45	4.125%	2,775,000	2,601,563
Total Foreign Government Obligations (Cost: $59,516,585)			$62,015,686

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 4.1%
California 2.3%
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	$4,735,000	$7,538,830
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	3,310,000	4,409,681
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	11,170,000	17,840,166
University of California Revenue Bonds General Tax Series 2012AD
05/15/12	4.858%	9,055,000	10,009,035
Total			39,797,712
Illinois 0.2%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	2,320,000	2,576,314
Build America Bonds
Series 2010
11/01/40	6.742%	625,000	824,150
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	550,000	612,100
Total			4,012,564
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	1,369,379	1,392,042

Massachusetts 0.2%
Commonwealth of Massachusetts Limited Tax General Obligation Bonds Series 2016F
06/01/46	3.277%	3,125,000	3,233,344

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York 1.1%
Metropolitan Transportation Authority Revenue Bonds Series 2010 (BAM)
11/15/39	6.648%	$5,200,000	$7,410,260
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	1,550,000	2,209,153
Port Authority of New York & New Jersey Revenue Bonds Consolidated 174th Series 2012
10/01/62	4.458%	8,175,000	9,445,477
Total			19,064,890
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	3,315,000	3,870,097
Total Municipal Bonds (Cost: $66,957,286)			$71,370,649

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.3%
Banking 0.2%
M&T Bank Corp. (a)
12/31/49	6.375%	$270	$294,300
State Street Corp. (a)
12/31/49	5.350%	43,300	1,160,873
U.S. Bancorp (a)
12/31/49	6.500%	102,629	3,091,185
Total			4,546,358
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	36,723	1,002,905
Total Preferred Debt (Cost: $4,919,430)			$5,549,263

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.382% (g)(h)	5,720,350	$5,720,350
Total Money Market Funds (Cost: $5,720,350)		$5,720,350
Total Investments
(Cost: $1,653,034,348) (i)		$1,718,829,440(j)
Other Assets & Liabilities, Net		9,324,554
Net Assets		$1,728,153,994

At September 30, 2016, securities and cash totaling $8,074,431 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	571	USD	96,017,219	12/2016	—	(1,508,967)
U.S. Treasury Ultra 10-Year Note	21	USD	3,027,281	12/2016	24,569	—
U.S. Treasury Ultra 10-Year Note	14	USD	2,018,188	12/2016	17,691	—
U.S. Ultra Bond	66	USD	12,135,750	12/2016	24,722	—
U.S. Ultra Bond	1,127	USD	207,227,125	12/2016	—	(2,602,762)
Total			320,425,563		66,982	(4,111,729)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(695)	USD	(91,131,875)	12/2016	—	(28,469)
U.S. Treasury 2-Year Note	(4)	USD	(873,875)	12/2016	—	(383)
U.S. Treasury 2-Year Note	(207)	USD	(45,223,031)	12/2016	—	(16,229)
U.S. Treasury 5-Year Note	(26)	USD	(3,159,406)	12/2016	—	(7,362)
U.S. Treasury 5-Year Note	(1,122)	USD	(136,340,531)	12/2016	—	(249,716)
Total			(276,728,718)		—	(302,159)

Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	McDonald’s Corp.	12/20/2021	1.000	USD	1,390,000	(41,015)	—	(37,094)	(425)	—	(4,346)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	1,825,000	(8,556)	—	(30,913)	(558)	21,799	—
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	3,770,000	(22,552)	—	(31,749)	(1,152)	8,045	—
Goldman Sachs International	McDonald’s Corp.	12/20/2021	1.000	USD	3,490,000	(102,980)	—	(102,142)	(1,066)	—	(1,904)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	2,195,000	(14,379)	9,568	—	(671)	—	(24,618)
Total							9,568	(201,898)		29,844	(30,868)

Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	90,000,000	—	(173,421)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $203,531,931 or 11.78% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal and interest may not be guaranteed by the government.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,950,743	304,902,596	(305,132,989)	5,720,350	24,267	5,720,350

(h)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(i)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $1,653,034,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,066,000
Unrealized Depreciation	(3,271,000)
Net Unrealized Appreciation	$65,795,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

BAM	Build America Mutual Assurance Co.
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,152,755,960	—	1,152,755,960
Commercial Mortgage-Backed Securities - Non-Agency	—	45,714,964	—	45,714,964
U.S. Treasury Obligations	252,500,887	69,827,550	—	322,328,437
U.S. Government & Agency Obligations	—	53,374,131	—	53,374,131
Foreign Government Obligations	—	62,015,686	—	62,015,686
Municipal Bonds	—	71,370,649	—	71,370,649
Preferred Debt	5,549,263	—	—	5,549,263
Investments measured at net asset value
Money Market Funds	—	—	—	5,720,350
Total Investments	258,050,150	1,455,058,940	—	1,718,829,440
Derivatives
Assets
Futures Contracts	66,982	—	—	66,982
Swap Contracts	—	29,844	—	29,844
Liabilities
Futures Contracts	(4,413,888)	—	—	(4,413,888)
Swap Contracts	—	(204,289)	—	(204,289)
Total	253,703,244	1,454,884,495	—	1,714,308,089

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.9%
International 4.0%
Variable Portfolio – DFA International Value Fund, Class 1 Shares (a)	591,801	$5,284,782
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares (a)	213,891	2,104,687
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares (a)	480,549	5,425,394
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares (a)	522,837	5,312,030
Total		18,126,893
U.S. Large Cap 9.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares (a)(b)	211,815	3,768,196
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares (a)(b)	308,467	11,641,566
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares (a)(b)	184,626	3,975,004
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares (a)(b)	130,168	1,723,425
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares (a)(b)	98,945	1,700,860
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares (a)(b)	110,076	2,058,418
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	229,979	5,289,512
Variable Portfolio – MFS Value Fund, Class 1 Shares (a)(b)	101,307	2,058,558
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	258,154	4,275,031
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	81,225	1,719,534
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares (a)(b)	111,798	2,057,080
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	97,949	2,057,900
Total		42,325,084
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares (a)(b)	49,843	1,050,695
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares (a)(b)	55,495	1,051,626

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	76,101	$1,439,076
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	66,818	1,439,920
Total		4,981,317
U.S. Small Cap 1.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares (a)(b)	144,853	2,762,355
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	110,514	2,010,250
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares (a)(b)	94,904	2,204,614
Total		6,977,219
Total Equity Funds (Cost: $66,908,728)		$72,410,513

Fixed-Income Funds 54.5%
Investment Grade 54.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	4,683,695	49,647,161
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares (a)	1,577,351	14,953,287
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares (a)	2,340,303	25,158,259
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares (a)	1,419,082	14,857,785
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	4,433,931	49,881,729
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares (a)	3,412,555	37,981,735
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	4,603,689	49,581,729
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	610,674	6,192,235
Total		248,253,920
Total Fixed-Income Funds (Cost: $242,866,010)		$248,253,920

			Shares	Value

Exchange-Traded Funds 1.9%
SPDR S&P 500 ETF Trust			8,925	$1,930,478
iShares MSCI EAFE ETF			110,732	6,547,583
Total Exchange-Traded Funds (Cost: $7,588,940)				$8,478,061

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(c) 1.1%
Aerospace & Defense –%
BAE Systems Holdings, Inc. (d)
10/07/24	3.800%		$30,000	$31,681
L-3 Communications Corp.
02/15/21	4.950%		7,000	7,725
05/28/24	3.950%		33,000	35,119
Lockheed Martin Corp.
11/23/18	1.850%		17,000	17,204
Northrop Grumman Corp.
06/01/18	1.750%		65,000	65,519
08/01/23	3.250%		6,000	6,411
Total				163,659
Banking 0.1%
Bank of America Corp.
04/19/26	3.500%		50,000	51,960
Bank of Nova Scotia (The)
06/11/18	1.700%		35,000	35,176
Citigroup, Inc.
05/01/26	3.400%		50,000	51,659
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		25,000	25,862
02/25/26	3.750%		14,000	14,694
JPMorgan Chase & Co.
03/01/18	1.700%		20,000	20,061
03/22/19	1.850%		20,000	20,113
10/01/26	2.950%		34,000	34,089
Morgan Stanley
04/21/21	2.500%		15,000	15,188
07/27/26	3.125%		15,000	15,090
Wells Fargo & Co.
04/22/26	3.000%		25,000	25,235
Total				309,127
Cable and Satellite –%
Comcast Corp.
02/15/18	5.875%		30,000	31,864
Sky PLC (d)
11/24/23	1.875%	EUR	100,000	120,757
Total				152,621
Chemicals –%
LYB International Finance BV
03/15/44	4.875%		20,000	21,606

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Diversified Manufacturing –%
Honeywell International, Inc.
02/22/23	1.300%	EUR	$100,000	$119,339
United Technologies Corp.
12/15/17	5.375%	52,000		54,592
Total				173,931
Electric 0.3%
Appalachian Power Co.
05/15/44	4.400%	10,000		10,807
06/01/45	4.450%	20,000		21,858
Arizona Public Service Co.
05/15/46	3.750%	15,000		15,720
Berkshire Hathaway Energy Co.
11/15/23	3.750%	25,000		27,292
02/01/45	4.500%	29,000		32,401
CMS Energy Corp.
03/15/22	5.050%	15,000		17,112
03/01/44	4.875%	35,000		41,071
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	5,000		5,930
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	10,000		10,472
DTE Energy Co.
06/15/22	3.300%	30,000		31,747
06/01/24	3.500%	60,000		63,913
DTE Energy Co. (e)
10/01/26	2.850%	55,000		54,591
Dominion Resources, Inc.
06/15/18	1.900%	45,000		45,230
Duke Energy Corp.
10/15/23	3.950%	129,000		141,111
09/01/46	3.750%	15,000		14,547
Duke Energy Progress LLC
10/15/46	3.700%	10,000		10,305
Emera US Finance LP (d)
06/15/46	4.750%	20,000		21,465
Eversource Energy
01/15/18	1.600%	11,000		11,045
05/01/18	1.450%	78,000		78,149
Indiana Michigan Power Co.
03/15/23	3.200%	30,000		31,375
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%	5,000		5,079
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	76,000		78,780
04/01/45	3.750%	10,000		10,447
Pacific Gas & Electric Co.
02/15/24	3.750%	10,000		10,951
02/15/44	4.750%	30,000		35,759
Sierra Pacific Power Co. (d)
05/01/26	2.600%	10,000		10,131

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Southern California Edison Co.
02/01/45	3.600%		$5,000	$5,218
Southern Co. (The)
07/01/46	4.400%		40,000	43,160
TransAlta Corp.
06/03/17	1.900%		45,000	45,032
11/25/20	5.000%	CAD	45,000	34,552
WEC Energy Group, Inc.
06/15/18	1.650%		20,000	20,115
06/15/25	3.550%		20,000	21,471
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	100,000	144,146
Xcel Energy, Inc.
05/15/20	4.700%		38,000	41,483
Total				1,192,465
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		4,000	4,081
02/01/26	3.650%		110,000	118,140
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		60,000	60,132
ConAgra Foods, Inc.
01/25/23	3.200%		55,000	57,227
General Mills, Inc.
10/20/17	1.400%		20,000	20,047
Kraft Heinz Foods Co
06/05/17	2.250%		13,000	13,081
Molson Coors Brewing Co.
05/01/42	5.000%		2,000	2,316
07/15/46	4.200%		21,000	21,881
PepsiCo, Inc.
02/22/19	1.500%		45,000	45,299
Sysco Corp.
07/15/21	2.500%		10,000	10,214
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%		8,000	8,130
10/21/19	2.900%		60,000	62,078
Total				422,626
Health Care –%
Becton Dickinson and Co.
05/15/17	1.450%		11,000	11,018
12/15/44	4.685%		10,000	11,405
Express Scripts Holding Co.
07/15/46	4.800%		10,000	10,388
Total				32,811
Healthcare Insurance –%
Aetna, Inc.
06/07/19	1.900%		20,000	20,184
06/15/46	4.375%		20,000	20,943

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Healthcare Insurance (continued)
Cigna Corporation
03/15/21	4.500%	$30,000	$32,904
UnitedHealth Group, Inc.
12/15/17	1.400%	43,000	43,125
Total			117,156
Independent Energy 0.1%
Anadarko Petroleum Corp.
03/15/40	6.200%	24,000	27,449
Canadian Natural Resources Ltd.
05/15/17	5.700%	6,000	6,140
02/01/35	5.850%	20,000	20,993
03/15/38	6.250%	21,000	23,492
Cimarex Energy Co.
05/01/22	5.875%	36,000	37,612
Continental Resources, Inc.
09/15/22	5.000%	41,000	40,898
Marathon Oil Corp.
06/01/45	5.200%	10,000	8,967
Noble Energy, Inc.
11/15/43	5.250%	26,000	26,466
Woodside Finance Ltd. (d)
03/05/25	3.650%	60,000	60,500
09/15/26	3.700%	20,000	20,104
Total			272,621
Integrated Energy –%
Cenovus Energy, Inc.
09/15/42	4.450%	37,000	30,532
09/15/43	5.200%	25,000	22,449
Total			52,981
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	105,000	113,382
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	40,000	41,998
MetLife, Inc.
12/15/17	1.756%	5,000	5,019
09/15/23	4.368%	25,000	27,704
03/01/45	4.050%	15,000	14,879
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	25,000	32,353
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	100,000	100,655
TIAA Asset Management Finance Co. LLC (d)
11/01/19	2.950%	15,000	15,456

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%	$60,000	$67,405
Total			418,851
Media and Entertainment —%
21st Century Fox America, Inc.
09/15/44	4.750%	30,000	32,854
Scripps Networks Interactive, Inc.
11/15/24	3.900%	57,000	59,873
Thomson Reuters Corp.
10/15/19	4.700%	15,000	16,227
05/23/43	4.500%	40,000	40,769
Time Warner, Inc.
03/29/41	6.250%	15,000	19,323
Total			169,046
Midstream 0.1%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	23,000	27,293
Enterprise Products Operating LLC
05/07/18	1.650%	17,000	17,006
02/15/45	5.100%	23,000	24,736
05/15/46	4.900%	32,000	33,632
Kinder Morgan Energy Partners LP
03/01/43	5.000%	60,000	56,436
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	32,000	30,328
10/15/23	3.850%	30,000	29,841
11/01/24	3.600%	5,000	4,845
06/15/44	4.700%	16,000	14,068
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	10,000	10,213
Western Gas Partners LP
07/01/26	4.650%	5,000	5,174
Williams Partners LP
09/15/45	5.100%	31,000	30,244
Total			283,816
Natural Gas —%
NiSource Finance Corp.
02/15/43	5.250%	30,000	35,647
Sempra Energy
04/01/17	2.300%	25,000	25,124
06/15/24	3.550%	95,000	100,356
Total			161,127
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	26,000	14,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/17	1.750%	$60,000	$60,197
Actavis Funding
03/15/45	4.750%	30,000	32,803
Amgen, Inc. (d)
06/15/51	4.663%	23,000	24,513
Pfizer, Inc.
06/01/18	1.200%	65,000	65,104
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	40,000	39,979
Total			222,596
Property & Casualty —%
Alleghany Corp.
09/15/44	4.900%	15,000	15,527
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	18,000	20,436
CNA Financial Corp.
05/15/24	3.950%	11,000	11,645
03/01/26	4.500%	10,000	10,829
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	30,000	33,476
06/15/23	4.250%	57,000	61,663
Total			153,576
Refining —%
Phillips 66
05/01/17	2.950%	30,000	30,270
Restaurants —%
McDonald’s Corp.
03/01/18	5.350%	50,000	52,758
Yum! Brands, Inc.
11/01/43	5.350%	39,000	33,638
Total			86,396
Retailers —%
CVS Health Corp.
06/01/21	2.125%	30,000	30,305
06/01/26	2.875%	15,000	15,222
Wal-Mart Stores, Inc.
04/11/18	1.125%	15,000	15,032
Total			60,559
Technology 0.1%
Apple, Inc.
02/23/18	1.300%	35,000	35,103
02/09/45	3.450%	19,000	18,154
08/04/46	3.850%	5,000	5,114
Cisco Systems, Inc.
09/20/19	1.400%	35,000	35,030

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Technology (continued)
International Business Machine Corp.
11/19/19	1.375%	EUR	$100,000	$117,536
Microsoft Corp.
11/03/18	1.300%	10,000		10,049
08/08/46	3.700%	10,000		10,122
Oracle Corp.
09/15/21	1.900%	20,000		20,050
07/15/46	4.000%	25,000		25,833
Total				276,991
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (d)
12/01/26	3.300%	90,000		92,588
FedEx Corp.
04/01/46	4.550%	15,000		16,662
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	50,000	79,606
Total				188,856
Wireless —%
Rogers Communications, Inc.
03/15/23	3.000%	36,000		37,433
Wirelines —%
AT&T, Inc.
06/15/45	4.350%	55,000		54,178
Verizon Communications, Inc.
11/01/42	3.850%	40,000		38,244
Total				92,422
Total Corporate Bonds & Notes (Cost: $4,978,011)				$5,108,233

Residential Mortgage-Backed Securities - Agency 5.6%
Federal National Mortgage Association (e)
10/18/31	2.500%	8,592,000		8,899,203
10/18/31	3.000%	592,000		621,507
10/18/31- 10/13/46	3.500%	14,340,000		15,126,722
10/13/46	4.000%	592,000		635,799
Total Residential Mortgage-Backed Securities - Agency (Cost: $25,239,615)				$25,283,231

Issuer		Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45		3.000%	$40,000	$45,606
Total U.S. Treasury Obligations (Cost: $39,173)				$45,606

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.3%
S&P 500 Index
	35	1,850.00	12/15/17	$265,300
S&P 500 Index
	38	1,700.00	12/15/17	192,090
S&P 500 Index
	16	1,650.00	12/15/17	71,440
S&P 500 Index
	56	1,800.00	12/15/17	371,560
S&P 500 Index
	35	1,650.00	12/15/17	156,275
S&P 500 Index
	22	1,700.00	12/15/17	111,210
S&P 500 Index
	26	1,850.00	12/15/17	197,080
Total Options Purchased Puts (Cost: $2,700,557)				$1,364,955

			Shares	Value

Money Market Funds 25.9%
Columbia Short-Term Cash Fund, 0.382% (a)(f)			117,847,207	$117,847,207
Total Money Market Funds (Cost: $117,847,207)				$117,847,207
Total Investments (Cost: $468,168,241)				$478,791,726(g)
Other Assets & Liabilities, Net				(23,614,799)
Net Assets				$455,176,927

At September 30, 2016, cash totaling $1,792,232 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	10/28/2016	170,000 GBP	220,928 USD	471	—
State Street	10/28/2016	46,000 CAD	34,823 USD	—	(246)
UBS	10/28/2016	314,000 EUR	350,928 USD	—	(2,211)
Total				471	(2,457)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
BP Currency	10	USD	812,313	12/2016	—	(11,188)
Canadian Government 10-Year Bond	1	CAD	111,986	12/2016	252	—
Euro FX	6	USD	845,775	12/2016	47	—
Euro-Bobl	1	EUR	148,383	12/2016	199	—
Euro-Bund	2	EUR	372,278	12/2016	1,554	—
JPY Currency	13	USD	1,607,206	12/2016	12,783	—
Long Gilt	1	GBP	168,823	12/2016	—	(1,474)
S&P 500 E-mini	209	USD	22,576,180	12/2016	—	(88,361)
S&P 500 Index	1	USD	540,100	12/2016	—	(2,629)
SPI 200 Index	5	AUD	518,142	12/2016	24,634	—
TOPIX Index	14	JPY	1,826,537	12/2016	—	(8,905)
U.S. Long Bond	3	USD	504,469	12/2016	—	(1,600)
U.S. Long Bond	35	USD	5,885,469	12/2016	—	(20,541)
U.S. Treasury 10-Year Note	107	USD	14,030,375	12/2016	5,648	—
U.S. Treasury 10-Year Note	40	USD	5,245,000	12/2016	—	(11,955)
U.S. Treasury 2-Year Note	129	USD	28,182,469	12/2016	7,830	—
U.S. Treasury 2-Year Note	15	USD	3,277,031	12/2016	2,315	—
U.S. Treasury 5-Year Note	176	USD	21,386,750	12/2016	2,416	—
U.S. Treasury 5-Year Note	4	USD	486,063	12/2016	447	—
U.S. Ultra Bond	2	USD	367,750	12/2016	—	(6,957)
Total			108,893,099		58,125	(153,610)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	(6)	USD	(748,980)	12/2016	1,845	—
S&P/TSE 60 Index	(6)	CAD	(782,225)	12/2016	—	(14,613)
U.S. Long Bond	(7)	USD	(1,177,094)	12/2016	18,474	—
U.S. Treasury 2-Year Note	(17)	USD	(3,713,969)	12/2016	—	(1,333)
U.S. Treasury Ultra 10-Year Note	(2)	USD	(288,313)	12/2016	—	(2,206)
U.S. Ultra Bond	(5)	USD	(919,375)	12/2016	14,873	—
Total			(7,629,956)		35,192	(18,152)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,856,006	83,173,482	(21,182,281)	—	117,847,207	—	260,721	117,847,207
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,816,176	1,466,940	(34,229)	(1,134)	3,247,753	—	—	3,768,196
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	5,453,906	5,608,939	(101,788)	(5,059)	10,955,998	—	—	11,641,566
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	2,126,435	1,487,625	(58,688)	(1,011)	3,554,361	—	—	3,975,004
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	7,013,094	1,990,000	(9,001,632)	(1,462)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	26,799,772	21,579,036	(208,453)	(2,644)	48,167,711	24,858	732,054	49,647,161
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	791,342	708,577	(23,050)	(1,689)	1,475,180	—	—	1,723,425
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	8,493,443	6,897,581	(95,614)	(9,789)	15,285,621	—	492,722	14,953,287
Columbia Variable Portfolio– Long Government/Credit Bond Fund, Class 1 Shares	6,722,165	17,409,953	(105,344)	(99)	24,026,675	—	397,611	25,158,259
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	—	1,680,836	(679,174)	(7,714)	993,948	—	—	1,050,695
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	—	1,688,178	(723,595)	10,910	975,493	—	—	1,051,626
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares	855,419	832,508	(59,022)	(10,515)	1,618,390	125,785	—	1,700,860
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	1,068,835	751,107	(36,399)	(2,281)	1,781,262	—	—	2,058,418
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	3,308,669	1,216,732	(1,892,039)	(198,361)	2,435,001	—	—	2,762,355
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	8,050,325	6,887,197	(109,928)	(3,315)	14,824,279	91,818	353,291	14,857,785
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	27,000,237	21,977,437	(278,725)	(6,629)	48,692,320	23,302	744,603	49,881,729
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	225,420	1,337	(199,929)	(26,828)	—	—	1,337	—
Variable Portfolio – DFA International Value Fund, Class 1 Shares	3,146,777	2,304,308	(143,989)	(28,798)	5,278,298	20,074	106,002	5,284,782
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	19,790,049	17,606,603	(160,846)	(1,838)	37,233,968	52,132	662,992	37,981,735
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	2,113	1,995,909	(605,652)	(10,685)	1,381,685	—	—	1,439,076
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	1,000,894	1,112,334	(32,622)	(2,219)	2,078,387	—	37,650	2,104,687
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	814,523	3,847,317	(32,970)	(1,090)	4,627,780	—	—	5,289,512
Variable Portfolio – MFS Value Fund, Class 1 Shares	997,753	784,715	(42,855)	(1,927)	1,737,686	—	—	2,058,558
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	2,204,150	1,669,380	(58,575)	(2,468)	3,812,487	—	—	4,275,031
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	841,830	668,570	(39,368)	(3,453)	1,467,579	—	—	1,719,534
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	1,099,978	814,913	(48,219)	(1,975)	1,864,697	—	—	2,057,080

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	998,777	874,070	(43,850)	(5,087)	1,823,910	—	—	2,057,900
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	2,910,937	2,536,476	(77,264)	(10,813)	5,359,336	50,288	63,309	5,425,394
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,126,466	804,908	(62,799)	(15,142)	1,853,433	—	—	2,010,250
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	2,588,518	872,012	(1,545,815)	(34,507)	1,880,208	—	—	2,204,614
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	3,002,305	2,496,140	(88,601)	(14,501)	5,395,343	—	102,800	5,312,030
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	26,535,966	22,121,475	(224,981)	(244)	48,432,216	173,227	502,636	49,581,729
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	1,099	1,913,444	(611,278)	7,248	1,310,513	—	—	1,439,920
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	3,125,883	3,110,091	(32,463)	(291)	6,203,220	20,365	48,094	6,192,235
Total	225,769,262	240,890,130	(38,642,037)	(395,410)	427,621,945	581,849	4,505,822	438,511,640

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $1,152,300 or 0.25% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	8,478,061	—	—	8,478,061
Corporate Bonds & Notes	—	5,108,233	—	5,108,233
Residential Mortgage-Backed Securities - Agency	—	25,283,231	—	25,283,231
U.S. Treasury Obligations	45,606	—	—	45,606
Options Purchased Puts	1,364,955	—	—	1,364,955
Investments measured at net asset value
Equity Funds	—	—	—	72,410,513
Fixed-Income Funds	—	—	—	248,253,920
Money Market Funds	—	—	—	117,847,207
Total Investments	9,888,622	30,391,464	—	478,791,726

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	471	—	471
Futures Contracts	93,317	—	—	93,317
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,457)	—	(2,457)
Futures Contracts	(171,762)	—	—	(171,762)
Total	9,810,177	30,389,478	—	478,711,295

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.4%
International 9.5%
Variable Portfolio – DFA International Value Fund, Class 1 Shares (a)	4,009,851	$35,807,969
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares (a)	1,292,591	12,719,098
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares (a)	3,507,834	39,603,443
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares (a)	3,858,601	39,203,385
Total		127,333,895
U.S. Large Cap 18.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares (a)(b)	1,192,716	21,218,426
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares (a)(b)	1,839,916	69,438,434
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares (a)(b)	1,029,458	22,164,223
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares (a)(b)	744,154	9,852,599
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares (a)(b)	580,005	9,970,278
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares (a)(b)	606,982	11,350,571
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	1,346,621	30,972,282
Variable Portfolio – MFS Value Fund, Class 1 Shares (a)(b)	577,665	11,738,157
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	1,471,455	24,367,296
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	466,662	9,879,231
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares (a)(b)	616,460	11,342,865
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	581,044	12,207,737
Total		244,502,099
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares (a)(b)	271,092	5,714,627
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares (a)(b)	301,203	5,707,795

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	459,470	$8,688,582
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	396,489	8,544,336
Total		28,655,340
U.S. Small Cap 2.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares (a)(b)	698,041	13,311,645
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	592,368	10,775,177
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares (a)(b)	483,225	11,225,301
Total		35,312,123
Total Equity Funds (Cost: $411,692,600)		$435,803,457

Fixed-Income Funds 38.7%
Investment Grade 38.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	9,685,756	102,669,008
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares (a)	3,243,606	30,749,387
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares (a)	5,114,713	54,983,166
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares (a)	2,927,278	30,648,604
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	8,869,334	99,780,005
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares (a)	8,013,857	89,194,232
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	9,588,644	103,269,696
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	978,179	9,918,734
Total		521,212,832
Total Fixed-Income Funds (Cost: $510,450,053)		$521,212,832

Exchange-Traded Funds 1.5%
SPDR S&P 500 ETF Trust	78,625	17,006,588

	Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI EAFE ETF	56,987	$3,369,641
Total Exchange-Traded Funds (Cost: $17,152,031)		$20,376,229

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(c) 0.9%
Aerospace & Defense —%
BAE Systems Holdings, Inc. (d)
10/07/24	3.800%		$65,000	$68,641
L-3 Communications Corp.
02/15/21	4.950%		15,000	16,555
05/28/24	3.950%		82,000	87,265
Lockheed Martin Corp.
11/23/18	1.850%		38,000	38,455
Northrop Grumman Corp.
06/01/18	1.750%		145,000	146,159
08/01/23	3.250%		15,000	16,028
Total				373,103
Banking 0.1%
Bank of America Corp.
04/19/26	3.500%		110,000	114,313
Bank of Nova Scotia (The)
06/11/18	1.700%		80,000	80,403
Citigroup, Inc.
05/01/26	3.400%		120,000	123,981
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		63,000	65,173
02/25/26	3.750%		39,000	40,932
JPMorgan Chase & Co.
03/01/18	1.700%		50,000	50,153
03/22/19	1.850%		50,000	50,282
10/01/26	2.950%		71,000	71,186
Morgan Stanley
04/21/21	2.500%		40,000	40,500
07/27/26	3.125%		35,000	35,209
Wells Fargo & Co.
04/22/26	3.000%		59,000	59,555
Total				731,687
Cable and Satellite —%
Comcast Corp.
02/15/18	5.875%		65,000	69,040
Sky PLC (d)
11/24/23	1.875%	EUR	145,000	175,097
Total				244,137
Chemicals —%
LYB International Finance BV
03/15/44	4.875%		40,000	43,211

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Diversified Manufacturing —%
General Electric Co.
05/26/23	1.250%	EUR$	135,000	$161,379
Honeywell International, Inc.
02/22/23	1.300%	EUR	105,000	125,306
United Technologies Corp.
12/15/17	5.375%	125,000		131,231
Total				417,916
Electric 0.2%
Appalachian Power Co.
05/15/44	4.400%	35,000		37,823
06/01/45	4.450%	40,000		43,716
Arizona Public Service Co.
05/15/46	3.750%	35,000		36,680
Berkshire Hathaway Energy Co.
11/15/23	3.750%	55,000		60,042
11/15/43	5.150%	3,000		3,616
02/01/45	4.500%	73,000		81,560
CMS Energy Corp.
03/15/22	5.050%	30,000		34,224
03/01/44	4.875%	85,000		99,744
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	20,000		23,719
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	25,000		26,179
DTE Energy Co.
06/15/22	3.300%	65,000		68,785
06/01/24	3.500%	150,000		159,783
DTE Energy Co. (e)
10/01/26	2.850%	125,000		124,070
Dominion Resources, Inc.
06/15/18	1.900%	105,000		105,537
Duke Energy Corp.
10/15/23	3.950%	337,000		368,640
09/01/46	3.750%	20,000		19,395
Duke Energy Progress LLC
10/15/46	3.700%	30,000		30,917
Emera US Finance LP (d)
06/15/46	4.750%	50,000		53,662
Eversource Energy
01/15/18	1.600%	27,000		27,110
05/01/18	1.450%	180,000		180,343
Indiana Michigan Power Co.
03/15/23	3.200%	70,000		73,208
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%	15,000		15,238
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	180,000		186,583
04/01/45	3.750%	20,000		20,894
PPL Capital Funding, Inc.
05/15/26	3.100%	50,000		50,825

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Pacific Gas & Electric Co.
02/15/24	3.750%	$25,000		$27,377
02/15/44	4.750%		70,000	83,438
Sierra Pacific Power Co. (d)
05/01/26	2.600%		15,000	15,197
Southern California Edison Co.
02/01/45	3.600%		10,000	10,437
Southern Co. (The)
07/01/46	4.400%		105,000	113,295
TransAlta Corp.
06/03/17	1.900%		105,000	105,075
11/25/20	5.000%	CAD	105,000	80,623
WEC Energy Group, Inc.
06/15/18	1.650%		45,000	45,259
06/15/25	3.550%		39,000	41,868
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	155,000	223,426
Xcel Energy, Inc.
05/15/20	4.700%		91,000	99,342
Total				2,777,630
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		7,000	7,142
02/01/26	3.650%		250,000	268,500
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		140,000	140,308
ConAgra Foods, Inc.
01/25/23	3.200%		129,000	134,223
General Mills, Inc.
10/20/17	1.400%		52,000	52,123
11/16/20	2.100%	EUR	106,000	128,085
Kraft Heinz Foods Co
06/05/17	2.250%		34,000	34,212
Molson Coors Brewing Co.
05/01/42	5.000%		15,000	17,373
07/15/46	4.200%		46,000	47,929
PepsiCo, Inc.
02/22/19	1.500%		105,000	105,698
Sysco Corp.
07/15/21	2.500%		20,000	20,429
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%		17,000	17,276
10/21/19	2.900%		145,000	150,021
Total				1,123,319
Health Care —%
Becton Dickinson and Co.
05/15/17	1.450%		26,000	26,043
12/15/44	4.685%		25,000	28,512
Express Scripts Holding Co.
07/15/46	4.800%		30,000	31,163
Total				85,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Healthcare Insurance —%
Aetna, Inc.
06/07/19	1.900%	$50,000	$50,459
06/15/46	4.375%	40,000	41,886
Cigna Corporation
03/15/21	4.500%	75,000	82,261
UnitedHealth Group, Inc.
12/15/17	1.400%	85,000	85,247
Total			259,853
Independent Energy 0.1%
Anadarko Petroleum Corp.
03/15/40	6.200%	59,000	67,480
Canadian Natural Resources Ltd.
05/15/17	5.700%	13,000	13,304
02/01/35	5.850%	45,000	47,235
03/15/38	6.250%	54,000	60,409
Cimarex Energy Co.
05/01/22	5.875%	80,000	83,583
Continental Resources, Inc.
09/15/22	5.000%	91,000	90,772
Marathon Oil Corp.
06/01/45	5.200%	25,000	22,416
Noble Energy, Inc.
11/15/43	5.250%	65,000	66,164
Woodside Finance Ltd. (d)
03/05/25	3.650%	141,000	142,175
09/15/26	3.700%	45,000	45,234
Total			638,772
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	84,000	69,315
09/15/43	5.200%	65,000	58,368
Total			127,683
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	250,000	269,956
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	95,000	99,745
MetLife, Inc.
12/15/17	1.756%	15,000	15,058
09/15/23	4.368%	56,000	62,058
03/01/45	4.050%	30,000	29,758
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	50,000	64,706
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	100,000	100,655
TIAA Asset Management Finance Co. LLC (d)
11/01/19	2.950%	40,000	41,216

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%	$135,000	$151,661
Voya Financial, Inc.
06/15/46	4.800%	20,000	19,968
Total			854,781
Media and Entertainment —%
21st Century Fox America, Inc.
09/15/44	4.750%	70,000	76,659
Scripps Networks Interactive, Inc.
11/15/24	3.900%	147,000	154,410
Thomson Reuters Corp.
10/15/19	4.700%	35,000	37,863
05/23/43	4.500%	90,000	91,730
Total			360,662
Midstream 0.1%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	56,000	66,452
Enterprise Products Operating LLC
05/07/18	1.650%	42,000	42,015
02/15/45	5.100%	40,000	43,018
05/15/46	4.900%	84,000	88,285
Kinder Morgan Energy Partners LP
03/01/43	5.000%	137,000	128,861
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	76,000	72,029
10/15/23	3.850%	90,000	89,523
11/01/24	3.600%	5,000	4,845
06/15/44	4.700%	38,000	33,412
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	24,000	24,511
Western Gas Partners LP
07/01/26	4.650%	10,000	10,349
Williams Partners LP
09/15/45	5.100%	75,000	73,172
Total			676,472
Natural Gas —%
NiSource Finance Corp.
02/15/43	5.250%	50,000	59,412
Sempra Energy
04/01/17	2.300%	60,000	60,297
06/15/24	3.550%	225,000	237,686
Total			357,395
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	62,000	35,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/17	1.750%	$140,000	$140,460
Actavis Funding
03/15/45	4.750%	65,000	71,072
Amgen, Inc. (d)
06/15/51	4.663%	57,000	60,749
Pfizer, Inc.
06/01/18	1.200%	150,000	150,241
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	90,000	89,954
Total			512,476
Property & Casualty —%
Alleghany Corp.
09/15/44	4.900%	40,000	41,404
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	29,000	32,925
CNA Financial Corp.
05/15/24	3.950%	31,000	32,819
03/01/26	4.500%	25,000	27,073
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	65,000	72,531
06/15/23	4.250%	146,000	157,944
Total			364,696
Refining —%
Phillips 66
05/01/17	2.950%	75,000	75,675
Restaurants —%
McDonald’s Corp.
03/01/18	5.350%	125,000	131,896
Yum! Brands, Inc.
11/01/43	5.350%	84,000	72,450
Total			204,346
Retailers —%
CVS Health Corp.
06/01/21	2.125%	75,000	75,761
06/01/26	2.875%	35,000	35,519
Target Corp.
01/15/18	6.000%	100,000	106,179
Wal-Mart Stores, Inc.
04/11/18	1.125%	35,000	35,075
Total			252,534
Technology 0.1%
Apple, Inc.
02/23/18	1.300%	83,000	83,244
02/09/45	3.450%	46,000	43,952
08/04/46	3.850%	20,000	20,455

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Technology (continued)
Cisco Systems, Inc.
09/20/19	1.400%	$80,000		$80,070
International Business Machine Corp.
11/19/19	1.375%	EUR	112,000	131,640
Microsoft Corp.
11/03/18	1.300%	30,000		30,146
08/08/46	3.700%	30,000		30,366
Oracle Corp.
01/10/21	2.250%	EUR	100,000	122,958
09/15/21	1.900%	50,000		50,127
07/15/46	4.000%	25,000		25,833
Total				618,791
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
12/01/26	3.300%	220,000		226,327
FedEx Corp.
04/01/46	4.550%	35,000		38,877
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	56,000	89,159
Total				354,363
Wireless —%
Rogers Communications, Inc.
03/15/23	3.000%	91,000		94,622
Wirelines —%
AT&T, Inc.
06/15/45	4.350%	140,000		137,907
Orange SA
02/21/17	4.750%	EUR	50,000	57,207
Verizon Communications, Inc.
11/01/42	3.850%	104,000		99,435
Total				294,549
Total Corporate Bonds & Notes (Cost: $11,570,029)				$11,879,421

Residential Mortgage-Backed Securities - Agency 5.9%
Federal National Mortgage Association (e)
10/18/31	2.500%	12,750,000		$13,205,870
10/18/31	3.000%	1,750,000		1,837,227
10/18/31- 10/13/46	3.500%	54,675,000		57,673,791
10/13/46	4.000%	6,750,000		7,249,395
Total Residential Mortgage-Backed Securities - Agency (Cost: $79,839,673)				$79,966,283

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45	3.000%	$25,000	$28,504
Total U.S. Treasury Obligations (Cost: $24,483)			$28,504

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.5%
S&P 500 Index
	210	1,850.00	12/15/17	$1,591,800
	238	1,700.00	12/15/17	1,203,090
	120	1,650.00	12/15/17	535,800
	260	1,800.00	12/15/17	1,725,100
	140	1,650.00	12/15/17	625,100
	100	1,700.00	12/15/17	505,500
	145	1,850.00	12/15/17	1,099,100

Total Options Purchased Puts (Cost: $14,804,531)				$7,285,490

			Shares	Value

Money Market Funds 25.4%
Columbia Short-Term Cash Fund, 0.382% (a)(f)			342,415,805	$342,415,805
Total Money Market Funds (Cost: $342,415,805)				$342,415,805
Total Investments
(Cost: $1,387,949,205)				$1,418,968,021(g)
Other Assets & Liabilities, Net				(71,881,580)
Net Assets				$1,347,086,441

At September 30, 2016, cash totaling $7,545,171 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	10/28/2016	238,000 GBP	309,299 USD	659	—
State Street	10/28/2016	105,000 CAD	79,487 USD	—	(562)
UBS	10/28/2016	793,000 EUR	886,261 USD	—	(5,583)
Total				659	(6,145)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	1	JPY	150,210	12/2016	559	—
BP Currency	67	USD	5,442,494	12/2016	—	(87,592)
Canadian Government 10-Year Bond	2	CAD	223,972	12/2016	503	—
Euro FX	35	USD	4,933,688	12/2016	499	—
Euro-Bobl	3	EUR	445,150	12/2016	597	—
Euro-Bund	4	EUR	744,556	12/2016	3,108	—
Euro-Schatz	1	EUR	125,967	12/2016	49	—
JPY Currency	100	USD	12,363,125	12/2016	112,619	—
Long Gilt	3	GBP	506,470	12/2016	—	(4,422)
S&P 500 E-mini	758	USD	81,879,160	12/2016	—	(292,780)
S&P 500 Index	8	USD	4,320,800	12/2016	—	(21,028)
SPI 200 Index	30	AUD	3,108,851	12/2016	147,802	—
TOPIX Index	82	JPY	10,698,289	12/2016	—	(52,160)
U.S. Long Bond	6	USD	1,008,938	12/2016	—	(3,199)
U.S. Long Bond	94	USD	15,806,688	12/2016	—	(176,458)
U.S. Treasury 10-Year Note	491	USD	64,382,375	12/2016	25,918	—
U.S. Treasury 2-Year Note	402	USD	87,824,438	12/2016	15,808	—
U.S. Treasury 2-Year Note	15	USD	3,277,031	12/2016	2,315	—
U.S. Treasury 5-Year Note	463	USD	56,261,734	12/2016	6,355	—
U.S. Treasury 5-Year Note	11	USD	1,336,672	12/2016	241	—
U.S. Treasury 5-Year Note	55	USD	6,683,359	12/2016	—	(9,122)
U.S. Ultra Bond	6	USD	1,103,250	12/2016	—	(20,870)
U.S. Ultra Bond	14	USD	2,574,250	12/2016	—	(30,356)
Total			365,201,467		316,373	(697,987)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(71)	EUR	(2,387,949)	12/2016	4,797	—
FTSE 100 Index	(20)	GBP	(1,777,669)	12/2016	—	(48,598)
Russell 2000 Mini	(36)	USD	(4,493,880)	12/2016	11,070	—
S&P/TSE 60 Index	(48)	CAD	(6,257,799)	12/2016	—	(116,904)
U.S. Long Bond	(17)	USD	(2,858,656)	12/2016	44,865	—
U.S. Treasury 2-Year Note	(3)	USD	(655,406)	12/2016	—	(52)
U.S. Treasury 2-Year Note	(145)	USD	(31,677,969)	12/2016	—	(11,368)
U.S. Treasury Ultra 10-Year Note	(4)	USD	(576,625)	12/2016	—	(3,186)
Total			(50,685,953)		60,732	(180,108)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	226,336,987	225,433,063	(109,354,245)	—	342,415,805	—	824,590	342,415,805
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 Shares	13,335,766	4,521,902	(28,036)	283	17,829,915	—	—	21,218,426
Columbia Variable Portfolio — Disciplined Core Fund, Class 1 Shares	42,190,320	23,580,234	(412,755)	(6,773)	65,351,026	—	—	69,438,434
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 Shares	15,615,283	4,011,871	(41,474)	672	19,586,352	—	—	22,164,223
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 Shares	22,191,704	485,000	(22,435,688)	(241,016)	—	—	—	—
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 Shares	74,600,223	25,000,563	(363)	(27)	99,600,396	54,574	1,607,170	102,669,008
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 Shares	5,721,074	2,320,330	(5,816)	(194)	8,035,394	—	—	9,852,599
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 Shares	23,876,045	8,469,316	(177)	(18)	32,345,166	—	1,069,163	30,749,387
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1 Shares	18,630,225	33,837,073	—	—	52,467,298	—	913,559	54,983,166
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1 Shares	—	5,503,207	(49,594)	56	5,453,669	—	—	5,714,627
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1 Shares	—	5,393,071	(65,209)	1,389	5,329,251	—	—	5,707,795
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1 Shares	6,529,661	3,071,717	(7,969)	(1,299)	9,592,110	772,287	—	9,970,278
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 Shares	7,757,048	1,989,284	(33,556)	(530)	9,712,246	—	—	11,350,571
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 Shares	24,648,534	4,309,180	(15,276,713)	(1,803,983)	11,877,018	—	—	13,311,645
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 Shares	21,871,400	8,631,246	(196)	(7)	30,502,443	199,597	768,002	30,648,604
Variable Portfolio — American Century Diversified Bond Fund, Class 1 Shares	73,208,615	24,156,865	(292)	(3)	97,365,185	49,498	1,581,636	99,780,005
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 Shares	2,168,170	12,683	(1,904,994)	(275,859)	—	—	12,683	—
Variable Portfolio — DFA International Value Fund, Class 1 Shares	29,319,084	9,714,319	(41,988)	(15,687)	38,975,728	144,141	732,962	35,807,969
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 Shares	54,887,037	32,761,735	(254)	(5)	87,648,513	110,710	1,407,953	89,194,232
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 Shares	62,951	8,328,220	(2,589)	448	8,389,030	—	—	8,688,582
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1 Shares	7,470,080	5,308,166	(482)	(46)	12,777,718	—	227,940	12,719,098
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 Shares	6,030,048	20,866,134	(17,515)	162	26,878,829	—	—	30,972,282
Variable Portfolio — MFS Value Fund, Class 1 Shares	7,314,080	2,391,079	(15,949)	385	9,689,595	—	—	11,738,157
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1 Shares	16,479,000	4,823,987	—	—	21,302,987	—	—	24,367,296
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1 Shares	6,172,627	2,036,010	—	—	8,208,637	—	—	9,879,231
Variable Portfolio — NFJ Dividend Value Fund, Class 1 Shares	8,038,742	2,250,570	(21,727)	54	10,267,639	—	—	11,342,865
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	7,521,891	3,093,905	—	—	10,615,796	—	—	12,207,737
Variable Portfolio — Oppenheimer International Growth Fund, Class 1 Shares	30,828,512	11,206,451	(169,676)	(38,283)	41,827,004	391,018	480,227	39,603,443

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 Shares	8,108,750	2,062,976	(81,183)	(14,145)	10,076,398	—	—	10,775,177
Variable Portfolio — Partners Small Cap Value Fund, Class 1 Shares	18,620,890	3,278,291	(11,867,788)	(300,131)	9,731,262	—	—	11,225,301
Variable Portfolio — Pyramis® International Equity Fund, Class 1 Shares	30,953,444	11,599,795	(127,943)	(38,159)	42,387,137	—	761,997	39,203,385
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 Shares	73,598,910	26,943,582	(374)	(2)	100,542,116	381,204	1,106,106	103,269,696
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1 Shares	26,920	7,777,064	(6,536)	411	7,797,859	—	—	8,544,336
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 Shares	7,295,108	2,683,883	(54)	(1)	9,978,936	34,405	81,253	9,918,734
Total	891,409,129	537,852,772	(161,971,135)	(2,732,308)	1,264,558,458	2,137,434	11,575,241	1,299,432,094

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $2,249,889 or 0.17% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	20,376,229	—	—	20,376,229
Corporate Bonds & Notes	—	11,879,421	—	11,879,421
Residential Mortgage-Backed Securities - Agency	—	79,966,283	—	79,966,283
U.S. Treasury Obligations	28,504	—	—	28,504
Options Purchased Puts	7,285,490	—	—	7,285,490
Investments measured at net asset value
Equity Funds	—	—	—	435,803,457
Fixed-Income Funds	—	—	—	521,212,832
Money Market Funds	—	—	—	342,415,805
Total Investments	27,690,223	91,845,704	—	1,418,968,021
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	659	—	659
Futures Contracts	377,105	—	—	377,105
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,145)	—	(6,145)
Futures Contracts	(878,095)	—	—	(878,095)
Total	27,189,233	91,840,218	—	1,418,461,545

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 61.2%
International 16.3%
Variable Portfolio – DFA International Value Fund, Class 1 Shares (a)	42,935,942	$383,417,960
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares (a)	12,919,743	127,130,272
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares (a)	37,152,618	419,453,060
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares (a)	39,447,185	400,783,404
Total		1,330,784,696
U.S. Large Cap 36.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares (a)(b)	15,183,202	270,109,165
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares (a)(b)	20,305,551	766,331,502
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares (a)(b)	13,269,640	285,695,356
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares (a)(b)	9,167,869	121,382,587
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares (a)(b)	7,478,744	128,559,604
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares (a)(b)	8,124,707	151,932,022
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	16,421,074	377,684,704
Variable Portfolio – MFS Value Fund, Class 1 Shares (a)(b)	7,234,062	146,996,145
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	18,476,260	305,966,862
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	5,875,716	124,388,911
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares (a)(b)	7,734,789	142,320,105
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	7,132,064	149,844,666
Total		2,971,211,629
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares (a)(b)	2,703,031	56,979,882
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares (a)(b)	3,008,018	57,001,942
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	3,395,259	$64,204,345
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	3,037,956	65,467,958
Total		243,654,127

	Shares	Value

Equity Funds (continued)

U.S. Small Cap 5.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares (a)(b)	8,323,677	158,732,530
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	7,964,402	144,872,477
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares (a)(b)	6,082,873	141,305,132
Total		444,910,139
Total Equity Funds (Cost: $4,743,289,144)		$4,990,560,591

Fixed-Income Funds 11.1%

Investment Grade 11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	14,943,123	$158,397,103
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares (a)	4,923,692	46,676,599
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares (a)	8,190,797	88,051,070
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares (a)	4,395,077	46,016,456
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	14,023,920	157,769,101
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares (a)	20,307,742	226,025,166
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	15,472,188	166,635,471
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	1,483,672	15,044,430
Total		904,615,396
Total Fixed-Income Funds (Cost: $883,188,945)		$904,615,396

Exchange-Traded Funds 3.9%
SPDR S&P 500 ETF Trust	838,300	$181,324,290
iShares MSCI EAFE ETF	2,185,000	129,199,050
iShares Russell 2000 ETF	75,000	9,315,750
Total Exchange-Traded Funds (Cost: $284,790,245)		$319,839,090

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(c) 0.6%
Aerospace & Defense —%
BAE Systems Holdings, Inc. (d)
10/07/24	3.800%		$255,000	$269,285
L-3 Communications Corp.
02/15/21	4.950%		71,000	78,358
05/28/24	3.950%		351,000	373,536
Lockheed Martin Corp.
11/23/18	1.850%		154,000	155,845
Northrop Grumman Corp.
06/01/18	1.750%		600,000	604,796
08/01/23	3.250%		60,000	64,113
Total				1,545,933
Apartment REIT —%
Grand City Properties SA (d)
04/17/25	1.500%	EUR	200,000	231,848
Banking 0.1%
Bank of America Corp.
04/19/26	3.500%		460,000	478,037
Bank of Nova Scotia (The)
06/11/18	1.700%		330,000	331,662
Citigroup, Inc.
05/01/26	3.400%		495,000	511,424
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		259,000	267,933
02/25/26	3.750%		158,000	165,827
JPMorgan Chase & Co.
03/01/18	1.700%		215,000	215,660
03/22/19	1.850%		200,000	201,126
10/01/26	2.950%		295,000	295,772
Morgan Stanley
04/21/21	2.500%		160,000	162,000
07/27/26	3.125%		155,000	155,927
Wells Fargo & Co.
04/22/26	3.000%		236,000	238,219
Total				3,023,587
Cable and Satellite —%
Comcast Corp.
02/15/18	5.875%		270,000	286,778
Sky PLC (d)
11/24/23	1.875%	EUR	640,000	772,843
Total				1,059,621
Chemicals —%
LYB International Finance BV
03/15/44	4.875%		135,000	145,838
LyondellBasell Industries NV
04/15/19	5.000%		290,000	311,252
Total				457,090

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Consumer Cyclical Services —%
Motability Operations Group PLC (d)
07/16/26	3.750%	GBP	$225,000	$353,855
Diversified Manufacturing —%
General Electric Co.
05/26/23	1.250%	EUR	585,000	699,311
Honeywell International, Inc.
02/22/23	1.300%	EUR	440,000	525,090
United Technologies Corp.
12/15/17	5.375%		536,000	562,717
05/22/23	1.250%	EUR	270,000	321,821
Total				2,108,939
Electric 0.2%
Appalachian Power Co.
05/15/44	4.400%		140,000	151,294
06/01/45	4.450%		170,000	185,791
Arizona Public Service Co.
05/15/46	3.750%		140,000	146,719
Berkshire Hathaway Energy Co.
11/15/23	3.750%		220,000	240,167
11/15/43	5.150%		17,000	20,489
02/01/45	4.500%		291,000	325,124
CMS Energy Corp.
03/15/22	5.050%		130,000	148,302
03/01/44	4.875%		345,000	404,844
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		75,000	88,946
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%		100,000	104,718
DTE Energy Co.
06/15/22	3.300%		275,000	291,014
06/01/24	3.500%		600,000	639,134
DTE Energy Co. (e)
10/01/26	2.850%		540,000	535,982
Dominion Resources, Inc.
06/15/18	1.900%		435,000	437,226
Duke Energy Corp.
10/15/23	3.950%		1,433,000	1,567,539
09/01/46	3.750%		80,000	77,582
Duke Energy Progress LLC
10/15/46	3.700%		120,000	123,667
Emera US Finance LP (d)
06/15/46	4.750%		205,000	220,015
Eversource Energy
01/15/18	1.600%		108,000	108,442
05/01/18	1.450%		754,000	755,438
Indiana Michigan Power Co.
03/15/23	3.200%		300,000	313,747
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		65,000	66,031

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		$766,000	$794,017
04/01/45	3.750%		100,000	104,469
PPL Capital Funding, Inc.
05/15/26	3.100%		220,000	223,630
Pacific Gas & Electric Co.
02/15/24	3.750%		105,000	114,982
02/15/44	4.750%		280,000	333,753
Sierra Pacific Power Co. (d)
05/01/26	2.600%		35,000	35,459
Southern California Edison Co.
02/01/45	3.600%		35,000	36,530
Southern Co. (The)
07/01/46	4.400%		440,000	474,759
TransAlta Corp.
06/03/17	1.900%		430,000	430,305
11/25/20	5.000%	CAD	430,000	330,169
WEC Energy Group, Inc.
06/15/18	1.650%		180,000	181,034
06/15/25	3.550%		158,000	169,620
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	630,000	908,119
Xcel Energy, Inc.
05/15/20	4.700%		379,000	413,744
Total				11,502,801
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		17,000	17,345
02/01/26	3.650%		730,000	784,020
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		595,000	596,309
Bacardi Ltd. (d)
07/15/26	2.750%		415,000	412,338
ConAgra Foods, Inc.
01/25/23	3.200%		536,000	557,702
General Mills, Inc.
10/20/17	1.400%		207,000	207,488
11/16/20	2.100%	EUR	440,000	531,675
Grupo Bimbo SAB de CV (d)
06/27/44	4.875%		400,000	396,333
Kraft Heinz Co. (The) (d)
07/01/27	4.125%	GBP	260,000	394,557
Kraft Heinz Foods Co
06/05/17	2.250%		147,000	147,918
Molson Coors Brewing Co.
05/01/42	5.000%		56,000	64,859
07/15/46	4.200%		200,000	208,388
PepsiCo, Inc.
02/22/19	1.500%		445,000	447,956

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
SABMiller Holdings, Inc. (d)
01/15/22	3.750%	$480,000	$519,676
Sysco Corp.
07/15/21	2.500%	80,000	81,714
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%	68,000	69,105
10/21/19	2.900%	605,000	625,951
Total			6,063,334
Health Care —%
Becton Dickinson and Co.
05/15/17	1.450%	114,000	114,188
12/15/44	4.685%	105,000	119,751
Express Scripts Holding Co.
07/15/46	4.800%	120,000	124,653
Total			358,592
Healthcare Insurance —%
Aetna, Inc.
06/07/19	1.900%	205,000	206,881
06/15/46	4.375%	170,000	178,015
Cigna Corporation
03/15/21	4.500%	315,000	345,497
UnitedHealth Group, Inc.
12/15/17	1.400%	352,000	353,022
Total			1,083,415
Independent Energy —%
Anadarko Petroleum Corp.
03/15/40	6.200%	238,000	272,206
Canadian Natural Resources Ltd.
05/15/17	5.700%	56,000	57,309
02/01/35	5.850%	185,000	194,188
03/15/38	6.250%	224,000	250,585
Cimarex Energy Co.
05/01/22	5.875%	342,000	357,318
Continental Resources, Inc.
09/15/22	5.000%	385,000	384,037
Marathon Oil Corp.
06/01/45	5.200%	115,000	103,115
Noble Energy, Inc.
11/15/43	5.250%	259,000	263,637
Woodside Finance Ltd. (d)
03/05/25	3.650%	573,000	577,774
09/15/26	3.700%	195,000	196,015
Total			2,656,184

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%		$372,000	$306,966
09/15/43	5.200%		260,000	233,471
Total				540,437
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%		1,035,000	1,117,619
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%		400,000	419,979
MetLife, Inc.
12/15/17	1.756%		55,000	55,213
09/15/23	4.368%		227,000	251,557
03/01/45	4.050%		140,000	138,869
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%		205,000	265,295
Peachtree Corners Funding Trust (d)
02/15/25	3.976%		536,000	539,510
TIAA Asset Management Finance Co. LLC (d)
11/01/19	2.950%		180,000	185,470
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%		555,000	623,494
Voya Financial, Inc.
06/15/46	4.800%		25,000	24,960
Total				3,621,966
Media and Entertainment —%
21st Century Fox America, Inc.
09/15/44	4.750%		290,000	317,587
Scripps Networks Interactive, Inc.
11/15/24	3.900%		613,000	643,901
Thomson Reuters Corp.
10/15/19	4.700%		140,000	151,453
05/23/43	4.500%		370,000	377,110
Time Warner, Inc.
09/15/23	1.950%	EUR	120,000	148,470
Total				1,638,521
Midstream 0.1%
Columbia Pipeline Group, Inc.
06/01/45	5.800%		246,000	291,913
Enterprise Products Operating LLC
05/07/18	1.650%		170,000	170,062
02/15/45	5.100%		214,000	230,149
05/15/46	4.900%		310,000	325,815

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
Kinder Morgan Energy Partners LP
03/01/43	5.000%		$549,000	$516,387
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		311,000	294,749
10/15/23	3.850%		380,000	377,985
11/01/24	3.600%		35,000	33,913
06/15/44	4.700%		153,000	134,528
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%		101,000	103,150
Western Gas Partners LP
07/01/26	4.650%		40,000	41,396
Williams Partners LP
09/15/45	5.100%		321,000	313,175
Total				2,833,222
Natural Gas —%
NiSource Finance Corp.
02/15/43	5.250%		195,000	231,707
Sempra Energy
04/01/17	2.300%		245,000	246,215
12/01/23	4.050%		15,000	16,437
06/15/24	3.550%		920,000	971,870
Total				1,466,229
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%		272,000	153,680
Pharmaceuticals —%
AbbVie, Inc.
11/06/17	1.750%		605,000	606,987
Actavis Funding
03/15/45	4.750%		279,000	305,065
Amgen, Inc. (d)
06/15/51	4.663%		224,000	238,732
Pfizer, Inc.
06/01/18	1.200%		630,000	631,013
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%		375,000	374,808
Total				2,156,605
Property & Casualty —%
Alleghany Corp.
09/15/44	4.900%		165,000	170,794
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		15,000	17,030
Berkshire Hathaway, Inc.
03/16/35	1.625%	EUR	140,000	160,900
CNA Financial Corp.
05/15/24	3.950%		122,000	129,158

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property & Casualty (continued)
03/01/26	4.500%		$105,000	$113,705
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%		280,000	312,441
06/15/23	4.250%		585,000	632,857
Total				1,536,885
Refining —%
Phillips 66
05/01/17	2.950%		305,000	307,745
Restaurants —%
McDonald’s Corp.
03/01/18	5.350%		505,000	532,858
Yum! Brands, Inc.
11/01/43	5.350%		352,000	303,600
Total				836,458
Retailers —%
CVS Health Corp.
06/01/21	2.125%		305,000	308,096
06/01/26	2.875%		155,000	157,296
Wal-Mart Stores, Inc.
04/11/18	1.125%		150,000	150,322
Total				615,714
Technology —%
Apple, Inc.
02/23/18	1.300%		342,000	343,006
01/17/24	1.375%	EUR	140,000	169,247
02/09/45	3.450%		129,000	123,256
08/04/46	3.850%		70,000	71,593
Cisco Systems, Inc.
09/20/19	1.400%		330,000	330,288
International Business Machine Corp.
11/19/19	1.375%	EUR	466,000	547,718
Microsoft Corp.
11/03/18	1.300%		115,000	115,561
08/08/46	3.700%		125,000	126,523
Oracle Corp.
01/10/21	2.250%	EUR	349,000	429,125
09/15/21	1.900%		205,000	205,520
07/15/46	4.000%		125,000	129,164
Total				2,591,001
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
12/01/26	3.300%		915,000	941,313
FedEx Corp.
04/01/46	4.550%		125,000	138,848
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	233,000	370,966
Total				1,451,127

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Wireless —%
Rogers Communications, Inc.
08/15/18	6.800%		$65,000	$71,227
03/15/23	3.000%		365,000	379,528
Total				450,755
Wirelines —%
AT&T, Inc.
06/15/45	4.350%		580,000	571,331
Orange SA
02/21/17	4.750%	EUR	163,000	186,493
Verizon Communications, Inc.
11/01/42	3.850%		485,000	463,711
03/15/55	4.672%		1,000	1,052
Total				1,222,587
Total Corporate Bonds & Notes (Cost: $50,508,376)				$51,868,131

Residential Mortgage-Backed Securities - Agency 5.6%
Federal National Mortgage Association (e)
10/18/31	2.500%		55,000,000	$56,966,498
10/18/31	3.000%		25,000,000	26,246,095
10/18/31- 10/13/46	3.500%		311,275,000	328,345,319
10/13/46	4.000%		43,000,000	46,181,329
Total Residential Mortgage-Backed Securities - Agency (Cost: $457,022,544)				$457,739,241

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45	3.000%		100,000	$114,016
Total U.S. Treasury Obligations (Cost: $97,934)				$114,016

Foreign Government Obligations(c)(f) —%
Norway —%
Avinor AS (d)
04/29/25	1.000%	EUR	200,000	$234,664
Total Foreign Government Obligations (Cost: $213,319)				$234,664

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.1%
S&P 500 Index
	2,600	1,850.00	12/15/17	$19,708,000
S&P 500 Index
	3,246	1,700.00	12/15/17	16,408,530

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
S&P 500 Index
	2,000	1,650.00	12/15/17	$8,930,000
S&P 500 Index
	3,196	1,800.00	12/15/17	21,205,460
S&P 500 Index
	800	1,650.00	12/15/17	3,572,000
S&P 500 Index
	1,000	1,700.00	12/15/17	5,055,000
S&P 500 Index
	1,510	1,850.00	12/15/17	11,445,800
Total Options Purchased Puts (Cost: $184,492,325)				$86,324,790

	Shares	Value

Money Market Funds 21.2%
Columbia Short-Term Cash Fund, 0.382% (a)(g)	1,729,202,071	$1,729,202,071
Total Money Market Funds (Cost: $1,729,202,071)		$1,729,202,071
Total Investments
(Cost: $8,332,804,903)		$8,540,497,990(h)
Other Assets & Liabilities, Net		(381,441,906)
Net Assets		$8,159,056,084

At September 30, 2016, cash totaling $77,658,855 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	10/28/2016	1,511,000 GBP	1,963,658 USD	4,184	—
State Street	10/28/2016	425,000 CAD	321,731 USD	—	(2,275)
UBS	10/28/2016	4,358,000 EUR	4,870,523 USD	—	(30,682)
Total				4,184	(32,957)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	3	JPY	450,629	12/2016	1,676	—
BP Currency	930	USD	75,545,063	12/2016	—	(1,174,245)
Canadian Government 10-Year Bond	6	CAD	671,916	12/2016	1,509	—
DAX Index	10	EUR	2,952,303	12/2016	22,854	—
Euro FX	550	USD	77,529,375	12/2016	12,153	—
Euro-Bobl	9	EUR	1,335,449	12/2016	1,790	—
Euro-Bund	7	EUR	1,302,973	12/2016	4,294	—
Euro-Buxl 30-Year	1	EUR	215,885	12/2016	1,648	—
Euro-Schatz	7	EUR	881,767	12/2016	341	—
FTSE/MIB Index	28	EUR	2,572,448	12/2016	—	(74,413)
JPY Currency	1,300	USD	160,720,625	12/2016	1,410,971	—
Long Gilt	9	GBP	1,519,411	12/2016	—	(13,266)
S&P 500 E-mini	7,263	USD	784,549,260	12/2016	—	(3,022,289)
S&P 500 Index	190	USD	102,619,000	12/2016	—	(499,415)
SPI 200 Index	328	AUD	33,990,106	12/2016	1,571,432	—
TOPIX Index	884	JPY	115,332,775	12/2016	—	(562,308)
U.S. Long Bond	20	USD	3,363,125	12/2016	—	(10,664)
U.S. Long Bond	93	USD	15,638,531	12/2016	—	(245,769)
U.S. Treasury 10-Year Note	4,104	USD	538,137,000	12/2016	216,638	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	20	USD	2,622,500	12/2016	—	(5,978)
U.S. Treasury 2-Year Note	2,252	USD	491,991,625	12/2016	105,446	—
U.S. Treasury 5-Year Note	38	USD	4,617,594	12/2016	832	—
U.S. Ultra Bond	23	USD	4,229,125	12/2016	—	(80,176)
U.S. Ultra Bond	743	USD	136,619,125	12/2016	—	(2,151,595)
Total			2,559,407,610		3,351,584	(7,840,118)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
C$ Currency	(400)	USD	(30,514,000)	12/2016	206,080	—
EURO STOXX 50	(1,061)	EUR	(35,684,698)	12/2016	71,687	—
FTSE 100 Index	(300)	GBP	(26,665,034)	12/2016	—	(728,969)
Russell 2000 Mini	(734)	USD	(91,625,220)	12/2016	225,698	—
S&P/TSE 60 Index	(583)	CAD	(76,006,189)	12/2016	—	(1,419,903)
U.S. Long Bond	(64)	USD	(10,762,000)	12/2016	168,903	—
U.S. Treasury 2-Year Note	(10)	USD	(2,184,688)	12/2016	—	(172)
U.S. Treasury 2-Year Note	(2,460)	USD	(537,433,125)	12/2016	—	(192,864)
U.S. Treasury 5-Year Note	(238)	USD	(28,920,719)	12/2016	—	(26,460)
U.S. Treasury Ultra 10-Year Note	(26)	USD	(3,748,063)	12/2016	—	(23,777)
Total			(843,543,736)		672,368	(2,392,145)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,628,390,047	1,631,159,126	(1,530,347,102)	—	1,729,202,071	—	4,741,638	1,729,202,071
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	210,315,812	12,682,701	(2,515,587)	69,632	220,552,558	—	—	270,109,165
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	491,777,409	234,667,476	(7,084,832)	(9,673)	719,350,380	—	—	766,331,502
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	247,709,836	2,808,521	(2,682,020)	114,986	247,951,323	—	—	285,695,356
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	45,043,969	—	(43,937,095)	(1,106,874)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	150,430,388	3,930,032	(1,503,231)	(102,186)	152,755,003	93,663	2,758,343	158,397,103
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	89,689,865	6,725,736	(1,121,963)	(13,263)	95,280,375	—	—	121,382,587
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	47,955,680	2,551,701	(436,556)	(43,773)	50,027,052	—	1,817,730	46,676,599
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	38,717,689	45,501,499	(721,267)	13,614	83,511,535	—	1,611,300	88,051,070
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	—	55,008,061	—	—	55,008,061	—	—	56,979,882
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	—	55,002,376	—	—	55,002,376	—	—	57,001,942
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares	99,996,607	25,544,112	(1,174,831)	(123,368)	124,242,520	10,287,205	—	128,559,604

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	121,718,446	9,547,970	(1,396,170)	32,048	129,902,294	—	—	151,932,022
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	348,631,518	24,900,392	(197,037,815)	(29,087,391)	147,406,704	—	—	158,732,530
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	43,952,775	2,100,056	(435,692)	(14,543)	45,602,596	337,467	1,298,487	46,016,456
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	151,243,941	3,614,185	(1,504,406)	(13,556)	153,340,164	87,057	2,781,796	157,769,101
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	39,218,573	225,468	(33,881,730)	(5,562,311)	—	—	225,468	—
Variable Portfolio – DFA International Value Fund, Class 1 Shares	428,897,269	21,797,649	(3,520,702)	(1,371,125)	445,803,091	1,587,469	8,417,254	383,417,960
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	217,464,533	6,124,527	(2,165,427)	(6,594)	221,417,039	369,427	4,698,203	226,025,166
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	1,159,445	61,316,899	(7,519)	1,075	62,469,900	—	—	64,204,345
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	118,984,033	13,417,247	(1,179,648)	(122,478)	131,099,154	—	2,584,025	127,130,272
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	195,740,246	125,076,582	(3,371,373)	162,465	317,607,920	—	—	377,684,704
Variable Portfolio – MFS Value Fund, Class 1 Shares	116,173,139	3,403,891	(1,381,943)	66,528	118,261,615	—	—	146,996,145
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	258,969,498	5,534,314	(2,855,976)	77,222	261,725,058	—	—	305,966,862
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	97,310,732	4,888,658	(1,140,911)	13,953	101,072,432	—	—	124,388,911
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	125,491,240	4,193,192	(1,340,459)	30,874	128,374,847	—	—	142,320,105
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	121,167,297	8,035,074	(1,384,375)	(29,873)	127,788,123	—	—	149,844,666
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	462,262,218	10,250,392	(4,251,599)	(1,173,398)	467,087,613	4,285,751	5,464,641	419,453,060
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	126,421,589	13,215,827	(1,344,827)	(163,445)	138,129,144	—	—	144,872,477
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	306,822,871	11,675,586	(183,684,436)	(7,008,963)	127,805,058	—	—	141,305,132
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	453,118,958	11,610,080	(3,972,651)	(1,256,182)	459,500,205	—	8,810,080	400,783,404
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	160,342,723	2,668,653	(1,651,592)	7,998	161,367,782	683,987	1,984,666	166,635,471
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	551,779	61,319,679	(3,981)	916	61,868,393	—	—	65,467,958
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	14,858,788	452,956	(142,592)	(1,378)	15,167,774	59,234	139,889	15,044,430
Total	6,960,528,913	2,480,950,618	(2,039,180,308)	(46,619,063)	7,355,680,160	17,791,260	47,333,520	7,624,378,058

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $11,968,663 or 0.15% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	319,839,090	—	—	319,839,090
Corporate Bonds & Notes	—	51,868,131	—	51,868,131
Residential Mortgage-Backed Securities - Agency	—	457,739,241	—	457,739,241
U.S. Treasury Obligations	114,016	—	—	114,016
Foreign Government Obligations	—	234,664	—	234,664
Options Purchased Puts	86,324,790	—	—	86,324,790

Investments measured at net asset value
Equity Funds	—	—	—	4,990,560,591
Fixed-Income Funds	—	—	—	904,615,396
Money Market Funds	—	—	—	1,729,202,071
Total Investments	406,277,896	509,842,036	—	8,540,497,990
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,184	—	4,184
Futures Contracts	4,023,952	—	—	4,023,952
Liabilities
Forward Foreign Currency Exchange Contracts	—	(32,957)	—	(32,957)
Futures Contracts	(10,232,263)	—	—	(10,232,263)
Total	400,069,585	509,813,263	—	8,534,260,906

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 15.4%
Hotels, Restaurants & Leisure 3.1%
Starbucks Corp.	165,260	$8,947,176
Internet & Direct Marketing Retail 8.6%
Amazon.com, Inc. (a)	16,370	13,706,765
Priceline Group, Inc. (The) (a)	7,767	11,429,063
Total		25,135,828
Textiles, Apparel & Luxury Goods 3.7%
Nike, Inc., Class B	206,118	10,852,113
TOTAL CONSUMER DISCRETIONARY		44,935,117
CONSUMER STAPLES 5.3%
Beverages 3.2%
Monster Beverage Corp. (a)	63,597	9,336,675
Food & Staples Retailing 2.1%
CVS Health Corp.	67,304	5,989,383
TOTAL CONSUMER STAPLES		15,326,058
FINANCIALS 4.9%
Capital Markets 4.9%
Charles Schwab Corp. (The)	218,198	6,888,511
Intercontinental Exchange, Inc.	27,881	7,510,026
Total		14,398,537
TOTAL FINANCIALS		14,398,537
HEALTH CARE 30.1%
Biotechnology 17.5%
Alexion Pharmaceuticals, Inc. (a)	65,443	8,019,385
Biogen, Inc. (a)	26,281	8,226,741
Celgene Corp. (a)	87,135	9,108,222
Intercept Pharmaceuticals, Inc. (a)	57,875	9,525,646
Shire PLC, ADR	31,500	6,106,590
Vertex Pharmaceuticals, Inc. (a)	113,676	9,913,684
Total		50,900,268
Health Care Equipment & Supplies 4.9%
DexCom, Inc. (a)	82,817	7,259,738
Edwards Lifesciences Corp. (a)	57,812	6,969,815
Total		14,229,553
Life Sciences Tools & Services 3.8%
Illumina, Inc. (a)	60,858	11,055,464

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	210,206	$11,334,308
TOTAL HEALTH CARE		87,519,593
INDUSTRIALS 2.0%
Electrical Equipment 2.0%
Acuity Brands, Inc.	21,896	5,793,682
TOTAL INDUSTRIALS		5,793,682
INFORMATION TECHNOLOGY 37.2%
Communications Equipment 3.3%
Palo Alto Networks, Inc. (a)	59,983	9,557,091
Internet Software & Services 10.5%
Alibaba Group Holding Ltd., ADR (a)	119,370	12,628,152
Facebook, Inc., Class A (a)	81,584	10,464,780
MercadoLibre, Inc.	40,473	7,486,291
Total		30,579,223
IT Services 3.4%
Visa, Inc., Class A	121,205	10,023,654
Software 20.0%
Activision Blizzard, Inc.	242,367	10,736,858
Adobe Systems, Inc. (a)	85,887	9,322,175
Mobileye NV (a)	232,537	9,899,100
Salesforce.com, Inc. (a)	107,361	7,658,060
ServiceNow, Inc. (a)	136,470	10,801,601
Splunk, Inc. (a)	165,136	9,690,180
Total		58,107,974
TOTAL INFORMATION TECHNOLOGY		108,267,942
MATERIALS 2.8%
Chemicals 2.8%
Sherwin-Williams Co. (The)	29,534	8,170,876
TOTAL MATERIALS		8,170,876
Total Common Stocks (Cost: $251,143,329)		$284,411,805

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	8,192,115	$8,192,115
Total Money Market Funds (Cost: $8,192,115)		$8,192,115

Total Investments
(Cost: $259,335,444) (d)	$292,603,920(e)
Other Assets & Liabilities, Net	(1,546,057)
Net Assets	$291,057,863

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,888,802	59,267,920	(57,964,607)	8,192,115	26,723	8,192,115

(d)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $259,335,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,949,000
Unrealized Depreciation	(5,680,000)
Net Unrealized Appreciation	$33,269,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	44,935,117	—	—	44,935,117
Consumer Staples	15,326,058	—	—	15,326,058
Financials	14,398,537	—	—	14,398,537
Health Care	87,519,593	—	—	87,519,593
Industrials	5,793,682	—	—	5,793,682
Information Technology	108,267,942	—	—	108,267,942
Materials	8,170,876	—	—	8,170,876
Total Common Stocks	284,411,805	—	—	284,411,805

Investments measured at net asset value
Money Market Funds	—	—	—	8,192,115
Total Investments	284,411,805	—	—	292,603,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%

CONSUMER DISCRETIONARY 10.9%
Auto Components 2.7%
Cooper Tire & Rubber Co.	94,884	$3,607,490
Gentherm, Inc. (a)	43,489	1,366,424
Modine Manufacturing Co. (a)	167,768	1,989,728
Tenneco, Inc. (a)	46,959	2,736,301
Total		9,699,943
Automobiles 0.5%
Winnebago Industries, Inc.	69,799	1,645,162
Hotels, Restaurants & Leisure 0.4%
Ignite Restaurant Group, Inc. (a)	332,366	219,361
Marcus Corp. (The)	53,120	1,330,125
Total		1,549,486
Household Durables 2.2%
Cavco Industries, Inc. (a)	18,827	1,864,814
Ethan Allen Interiors, Inc.	63,080	1,972,512
Hooker Furniture Corp.	49,543	1,213,308
Lifetime Brands, Inc.	74,547	1,003,403
UCP, Inc., Class A (a)	218,021	1,920,765
Total		7,974,802
Leisure Products 1.1%
Johnson Outdoors, Inc., Class A	42,162	1,533,432
Malibu Boats, Inc., Class A (a)	100,426	1,496,348
MCBC Holdings, Inc.	78,803	898,354
Total		3,928,134
Media 1.4%
AMC Entertainment Holdings, Inc., Class A	99,837	3,103,932
Lions Gate Entertainment Corp.	100,460	2,008,196
Total		5,112,128
Specialty Retail 1.4%
Aaron’s, Inc.	105,828	2,690,148
Citi Trends, Inc.	48,871	973,999
DSW, Inc., Class A	58,800	1,204,224
Total		4,868,371
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp. (a)	25,277	1,505,245
Skechers U.S.A., Inc., Class A (a)	64,320	1,472,928
Steven Madden Ltd. (a)	35,948	1,242,363
Total		4,220,536
TOTAL CONSUMER DISCRETIONARY		38,998,562

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 2.0%
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	68,795	$2,489,003
Food Products 0.9%
Fresh Del Monte Produce, Inc.	40,379	2,418,702
John B. Sanfilippo & Son, Inc.	14,175	727,603
Total		3,146,305
Personal Products 0.4%
Inter Parfums, Inc.	48,222	1,556,124
TOTAL CONSUMER STAPLES		7,191,432
ENERGY 7.5%
Energy Equipment & Services 1.6%
Aspen Aerogels, Inc. (a)	258,873	1,542,883
CARBO Ceramics, Inc.	95,396	1,043,632
Dawson Geophysical Co. (a)	100,466	766,556
Geospace Technologies Corp. (a)	52,377	1,020,304
Natural Gas Services Group, Inc. (a)	47,560	1,169,500
Total		5,542,875
Oil, Gas & Consumable Fuels 5.9%
Alon USA Energy, Inc.	227,678	1,835,085
Callon Petroleum Co. (a)	151,698	2,381,659
Cobalt International Energy, Inc. (a)	1,034,366	1,282,614
Contango Oil & Gas Co. (a)	144,863	1,480,500
CVR Energy, Inc.	83,010	1,143,048
Earthstone Energy, Inc. (a)	90,915	781,869
Eclipse Resources Corp. (a)	498,193	1,639,055
Gulfport Energy Corp. (a)	47,350	1,337,637
Jones Energy, Inc., Class A (a)	462,709	1,647,244
Peabody Energy Corp. (a)	1	2
Sanchez Energy Corp. (a)	149,450	1,321,138
SM Energy Co.	37,780	1,457,552
Synergy Resources Corp. (a)	288,839	2,001,654
WPX Energy, Inc. (a)	221,680	2,923,959
Total		21,233,016
TOTAL ENERGY		26,775,891
FINANCIALS 35.0%
Banks 18.8%
BancFirst Corp.	41,522	3,010,760
BankUnited, Inc.	105,583	3,188,607
Banner Corp.	60,200	2,633,148
Boston Private Financial Holdings, Inc.	221,036	2,835,892
Bridge Bancorp, Inc.	33,840	967,486

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Brookline Bancorp, Inc.	166,131	$2,025,137
Capital City Bank Group, Inc.	124,473	1,838,466
Cascade Bancorp (a)	256,323	1,553,317
Centerstate Banks, Inc.	146,603	2,599,271
Columbia Banking System, Inc.	78,229	2,559,653
Community Trust Bancorp, Inc.	41,227	1,529,934
FCB Financial Holdings, Inc., Class A (a)	80,449	3,091,655
First Citizens BancShares Inc., Class A	13,718	4,031,583
First Financial Corp.	68,689	2,794,269
First NBC Bank Holding Co. (a)	211,600	1,997,504
First of Long Island Corp. (The)	47,400	1,571,310
Heritage Financial Corp.	45,096	809,473
Investors Bancorp, Inc.	324,254	3,894,291
Merchants Bancshares, Inc.	59,729	1,934,622
National Bank Holdings Corp., Class A	104,245	2,436,206
Northrim BanCorp, Inc.	74,858	1,927,594
Sierra Bancorp	38,371	719,840
Synovus Financial Corp.	76,210	2,479,111
Towne Bank	115,066	2,765,036
Trustmark Corp.	125,622	3,462,142
UMB Financial Corp.	59,200	3,519,440
Union Bankshares Corp.	76,130	2,038,000
Webster Financial Corp.	85,950	3,266,959
Total		67,480,706

Capital Markets 1.3%
GAIN Capital Holdings, Inc.	183,328	1,132,967
INTL FCStone, Inc. (a)	64,595	2,509,516
Moelis & Co., ADR, Class A	42,560	1,144,438
Total		4,786,921
Consumer Finance 1.0%
Enova International, Inc. (a)	87,737	849,294
FirstCash, Inc.	56,374	2,654,088
Total		3,503,382
Diversified Financial Services 0.4%
Pico Holdings, Inc. (a)	129,576	1,527,701
Insurance 6.6%
American Equity Investment Life Holding Co.	169,650	3,007,894
Argo Group International Holdings Ltd.	32,121	1,812,267
Baldwin & Lyons, Inc., Class B	59,486	1,524,626
EMC Insurance Group, Inc.	56,102	1,510,827
Employers Holdings, Inc.	70,965	2,116,886

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
FBL Financial Group, Inc., Class A	39,729	$2,541,464
Global Indemnity PLC (a)	33,270	988,119
Heritage Insurance Holdings, Inc.	125,373	1,806,625
Horace Mann Educators Corp.	47,111	1,726,618
National Western Life Group, Inc., Class A	10,906	2,239,765
Navigators Group, Inc. (The)	24,280	2,353,218
United Fire Group, Inc.	50,930	2,155,358
Total		23,783,667
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Altisource Residential Corp.	217,427	2,369,954
Resource Capital Corp.	167,247	2,142,434
Total		4,512,388
Thrifts & Mortgage Finance 5.6%
Chicopee Bancorp, Inc.	22,674	419,469
HomeStreet, Inc. (a)	159,265	3,991,181
MGIC Investment Corp. (a)	471,320	3,770,560
Provident Financial Holdings, Inc.	52,850	1,033,746
Radian Group, Inc.	311,530	4,221,232
Washington Federal, Inc.	106,615	2,844,488
Westfield Financial, Inc.	182,181	1,393,685
WSFS Financial Corp.	67,635	2,468,001
Total		20,142,362
TOTAL FINANCIALS		125,737,127
HEALTH CARE 7.2%
Biotechnology 3.5%
ACADIA Pharmaceuticals, Inc. (a)	49,950	1,588,910
bluebird bio, Inc. (a)	33,180	2,248,940
Dynavax Technologies Corp. (a)	128,454	1,347,482
Eagle Pharmaceuticals, Inc. (a)	21,346	1,494,220
Exelixis, Inc. (a)	94,960	1,214,538
Keryx Biopharmaceuticals, Inc. (a)	236,880	1,257,833
PTC Therapeutics, Inc. (a)	145,511	2,038,609
Puma Biotechnology, Inc. (a)	18,270	1,225,004
Total		12,415,536
Health Care Equipment & Supplies 1.1%
Alere, Inc. (a)	46,730	2,020,605
Quotient Ltd. (a)	79,440	621,221
Sientra, Inc. (a)	164,714	1,480,779
Total		4,122,605
Pharmaceuticals 2.6%
Aerie Pharmaceuticals, Inc. (a)	38,920	1,468,841

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
BioDelivery Sciences International, Inc. (a)	528,784	$1,427,717
Flex Pharma, Inc. (a)	141,076	1,661,875
Impax Laboratories, Inc. (a)	89,480	2,120,676
Pacira Pharmaceuticals, Inc. (a)	28,496	975,133
Supernus Pharmaceuticals, Inc. (a)	67,555	1,670,635
Total		9,324,877
TOTAL HEALTH CARE		25,863,018
INDUSTRIALS 12.2%
Building Products 1.4%
Simpson Manufacturing Co., Inc.	67,680	2,974,536
Universal Forest Products, Inc.	19,315	1,902,334
Total		4,876,870
Commercial Services & Supplies 0.9%
Unifirst Corp.	24,983	3,294,258
Construction & Engineering 0.3%
Northwest Pipe Co. (a)	102,233	1,207,372
Electrical Equipment 0.9%
Encore Wire Corp.	53,059	1,950,979
General Cable Corp.	92,510	1,385,800
Total		3,336,779
Industrial Conglomerates 0.4%
Raven Industries, Inc.	58,390	1,344,722
Machinery 6.1%
Albany International Corp., Class A	61,545	2,608,277
Altra Industrial Motion Corp.	82,317	2,384,723
Dynamic Materials Corp.	116,036	1,236,944
EnPro Industries, Inc.	29,606	1,682,213
Gorman-Rupp Co.	49,706	1,272,971
Hardinge, Inc.	60,070	668,579
Kadant, Inc.	23,377	1,218,175
LB Foster Co., Class A	97,880	1,175,539
Lydall, Inc. (a)	47,648	2,436,242
Mueller Industries, Inc.	88,488	2,868,781
Standex International Corp.	26,240	2,436,909
Wabash National Corp. (a)	133,540	1,901,610
Total		21,890,963
Professional Services 1.0%
FTI Consulting, Inc. (a)	48,780	2,173,637

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
TrueBlue, Inc. (a)	68,753	$1,557,943
Total		3,731,580
Road & Rail 1.0%
Heartland Express, Inc.	46,330	874,710
Landstar System, Inc.	17,094	1,163,760
Werner Enterprises, Inc.	60,178	1,400,342
Total		3,438,812
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	127,426	788,767
TOTAL INDUSTRIALS		43,910,123
INFORMATION TECHNOLOGY 11.0%
Communications Equipment 0.9%
Digi International, Inc. (a)	114,390	1,304,046
Plantronics, Inc.	35,820	1,861,207
Total		3,165,253
Electronic Equipment, Instruments & Components 3.7%
AVX Corp.	185,216	2,554,129
Benchmark Electronics, Inc. (a)	94,970	2,369,502
Fitbit, Inc., Class A (a)	159,730	2,370,393
InvenSense, Inc. (a)	203,910	1,513,012
MTS Systems Corp.	27,679	1,274,064
OSI Systems, Inc. (a)	46,750	3,056,515
Total		13,137,615
Internet Software & Services 0.6%
WebMD Health Corp. (a)	46,967	2,334,260
IT Services 1.5%
Lionbridge Technologies, Inc. (a)	299,712	1,498,560
Mantech International Corp., Class A	44,425	1,674,378
TeleTech Holdings, Inc.	71,010	2,058,580
Total		5,231,518
Semiconductors & Semiconductor Equipment 2.9%
Entegris, Inc. (a)	174,240	3,035,261
IXYS Corp.	142,351	1,715,330
MACOM Technology Solutions Holdings, Inc. (a)	59,243	2,508,348
Silicon Laboratories, Inc. (a)	55,200	3,245,760
Total		10,504,699
Software 1.1%
Mentor Graphics Corp.	44,480	1,176,051

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
MicroStrategy, Inc., Class A (a)	7,680	$1,285,939
Silver Spring Networks, Inc. (a)	104,238	1,478,095
Total		3,940,085
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd. (a)	52,354	1,261,208
TOTAL INFORMATION TECHNOLOGY		39,574,638
MATERIALS 5.2%
Chemicals 1.3%
Flotek Industries, Inc. (a)	90,138	1,310,606
Tronox Ltd., Class A	354,613	3,322,724
Total		4,633,330
Containers & Packaging 0.4%
Greif, Inc., Class A	30,815	1,528,116
Metals & Mining 3.1%
Allegheny Technologies, Inc.	128,450	2,321,092
Commercial Metals Co.	163,570	2,648,198
Ferroglobe PLC	253,540	2,289,466
Olympic Steel, Inc.	24,473	540,853
TimkenSteel Corp. (a)	167,000	1,745,150
Universal Stainless & Alloy Products, Inc. (a)	127,737	1,339,961
Total		10,884,720
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. (a)	77,030	1,450,475
TOTAL MATERIALS		18,496,641
REAL ESTATE 6.0%
Equity Real Estate Investment Trusts (REITs) 6.0%
Chesapeake Lodging Trust	161,443	3,697,045
Cousins Properties, Inc.	206,301	2,153,782
EastGroup Properties, Inc.	24,269	1,785,228
Geo Group, Inc. (The)	40,420	961,188

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	108,175	$2,588,628
LaSalle Hotel Properties	119,290	2,847,452
National Health Investors, Inc.	18,067	1,417,898
Potlatch Corp.	47,397	1,843,269
Sunstone Hotel Investors, Inc.	335,282	4,288,257
Total		21,582,747
TOTAL REAL ESTATE		21,582,747
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd. (a)	158,925	967,853
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	55,064	1,498,292
TOTAL TELECOMMUNICATION SERVICES		2,466,145
UTILITIES 1.0%
Electric Utilities 0.4%
IDACORP, Inc.	19,950	1,561,686
Gas Utilities 0.6%
Southwest Gas Corp.	30,421	2,125,211
TOTAL UTILITIES		3,686,897
Total Common Stocks (Cost: $325,377,158)		$354,283,221

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	2,320,057	$2,320,057
Total Money Market Funds (Cost: $2,320,057)		$2,320,057
Total Investments
(Cost: $327,697,215) (d)		$356,603,278(e)
Other Assets & Liabilities, Net		2,363,933
Net Assets		$358,967,211

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,915,326	68,449,093	(75,044,362)	2,320,057	12,784	2,320,057

(d)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $327,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$51,468,000
Unrealized Depreciation	(22,562,000)
Net Unrealized Appreciation	$28,906,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	38,998,562	—	—	38,998,562
Consumer Staples	7,191,432	—	—	7,191,432
Energy	26,775,891	—	—	26,775,891
Financials	125,737,127	—	—	125,737,127
Health Care	25,863,018	—	—	25,863,018
Industrials	43,910,123	—	—	43,910,123
Information Technology	39,574,638	—	—	39,574,638
Materials	18,496,641	—	—	18,496,641
Real Estate	21,582,747	—	—	21,582,747
Telecommunication Services	2,466,145	—	—	2,466,145
Utilities	3,686,897	—	—	3,686,897
Total Common Stocks	354,283,221	—	—	354,283,221

Investments measured at net asset value
Money Market Funds	—	—	—	2,320,057
Total Investments	354,283,221	—	—	356,603,278

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 8.9%
Bojangles’, Inc. (a)	6,581	$105,033
Chuy’s Holdings, Inc. (a)	4,206	117,516
Extended Stay America, Inc.	22,098	313,791
Habit Restaurants, Inc. (The), Class A (a)	6,288	88,032
Papa John’s International, Inc.	4,375	344,969
Planet Fitness, Inc., Class A (a)	10,929	219,345
Red Rock Resorts, Inc., Class A (a)	8,966	211,508
Six Flags Entertainment Corp.	7,972	427,379
Sonic Corp.	15,554	407,204
Wingstop, Inc.	5,868	171,932
Zoe’s Kitchen, Inc. (a)	4,532	100,565
Total		2,507,274
Household Durables 0.3%
TopBuild Corp. (a)	2,504	83,133
Internet & Direct Marketing Retail 0.8%
Liberty TripAdvisor Holdings, Inc., Class A (a)	10,036	219,286
Media 3.4%
IMAX Corp. (a)	9,509	275,476
Nexstar Broadcasting Group, Inc., Class A	3,426	197,714
Starz, Class A (a)	15,161	472,872
Total		946,062
Specialty Retail 2.4%
Burlington Stores, Inc. (a)	2,029	164,390
Genesco, Inc. (a)	3,037	165,395
Lithia Motors, Inc., Class A	3,616	345,400
Total		675,185
TOTAL CONSUMER DISCRETIONARY		4,430,940
CONSUMER STAPLES 1.9%
Beverages 0.6%
Coca-Cola Bottling Co. Consolidated	1,196	177,199
Food & Staples Retailing 1.3%
Sprouts Farmers Market, Inc. (a)	17,744	366,414
TOTAL CONSUMER STAPLES		543,613

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
Carrizo Oil & Gas, Inc. (a)	6,330	$257,124
Parsley Energy, Inc., Class A (a)	5,580	186,986
WPX Energy, Inc. (a)	18,220	240,322
Total		684,432
TOTAL ENERGY		684,432
FINANCIALS 4.5%
Banks 0.8%
Western Alliance Bancorp (a)	6,335	237,816
Capital Markets 1.4%
MarketAxess Holdings, Inc.	1,671	276,701
Pzena Investment Management, Inc., Class A	13,174	101,439
Total		378,140
Thrifts & Mortgage Finance 2.3%
BofI Holding, Inc. (a)	9,727	217,885
LendingTree, Inc. (a)	1,765	171,046
MGIC Investment Corp. (a)	30,118	240,944
Total		629,875
TOTAL FINANCIALS		1,245,831
HEALTH CARE 25.1%
Biotechnology 7.9%
ACADIA Pharmaceuticals, Inc. (a)	1,896	60,312
Alder Biopharmaceuticals, Inc. (a)	3,594	117,775
Alnylam Pharmaceuticals, Inc. (a)	1,183	80,184
ARIAD Pharmaceuticals, Inc. (a)	8,848	121,129
Axovant Sciences Ltd. (a)	3,972	55,608
Bluebird Bio, Inc. (a)	2,595	175,889
Clovis Oncology, Inc. (a)	1,140	41,097
Curis, Inc. (a)	27,318	71,300
Dynavax Technologies Corp. (a)	6,335	66,454
Exact Sciences Corp. (a)	4,041	75,041
Insys Therapeutics, Inc. (a)	5,727	67,521
Keryx Biopharmaceuticals, Inc. (a)	27,288	144,899
Kite Pharma, Inc. (a)	2,129	118,926
Neurocrine Biosciences, Inc. (a)	1,373	69,529
Ophthotech Corp. (a)	2,197	101,348
Puma Biotechnology, Inc. (a)	2,780	186,399
Sage Therapeutics, Inc. (a)	1,237	56,964
Spark Therapeutics, Inc. (a)	2,526	151,712
TESARO, Inc. (a)	2,098	210,303
Ultragenyx Pharmaceutical, Inc. (a)	2,180	154,649

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
vTv Therapeutics, Inc., Class A (a)	10,457	$75,186
Total		2,202,225
Health Care Equipment & Supplies 6.0%
ABIOMED, Inc. (a)	2,443	314,121
ICU Medical, Inc. (a)	2,285	288,778
Natus Medical, Inc. (a)	6,676	262,300
NuVasive, Inc. (a)	6,277	418,425
NxStage Medical, Inc. (a)	7,246	181,078
West Pharmaceutical Services, Inc.	2,915	217,167
Total		1,681,869
Health Care Providers & Services 4.4%
Amsurg Corp. (a)	6,562	439,982
Chemed Corp.	2,632	371,296
LHC Group, Inc. (a)	6,269	231,201
Molina Healthcare, Inc. (a)	3,322	193,739
Total		1,236,218
Health Care Technology 3.6%
HealthStream, Inc. (a)	8,360	230,736
Medidata Solutions, Inc. (a)	5,016	279,692
Veeva Systems Inc., Class A (a)	11,812	487,600
Total		998,028
Life Sciences Tools & Services 1.3%
ICON PLC (a)	2,067	159,924
INC Research Holdings, Inc. Class A (a)	4,640	206,851
Total		366,775
Pharmaceuticals 1.9%
Aerie Pharmaceuticals, Inc. (a)	3,354	126,580
GW Pharmaceuticals PLC, ADR (a)	530	70,347
Pacira Pharmaceuticals, Inc. (a)	3,100	106,082
Supernus Pharmaceuticals, Inc. (a)	9,833	243,170
Total		546,179
TOTAL HEALTH CARE		7,031,294
INDUSTRIALS 9.8%
Aerospace & Defense 0.9%
Teledyne Technologies, Inc. (a)	2,383	257,197
Building Products 1.2%
Gibraltar Industries, Inc. (a)	3,666	136,192
Masonite International Corp. (a)	3,347	208,083
Total		344,275

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.9%
ARC Document Solutions, Inc. (a)	37,519	$140,321
Casella Waste Systems, Inc., Class A (a)	19,509	200,943
Heritage-Crystal Clean, Inc. (a)	13,670	181,537
Total		522,801
Electrical Equipment 1.2%
Generac Holdings, Inc. (a)	8,995	326,519
Machinery 1.9%
Manitowoc Foodservice, Inc. (a)	13,005	210,941
Rexnord Corp. (a)	14,617	312,950
Total		523,891
Marine 0.8%
Kirby Corp. (a)	3,660	227,506
Professional Services 0.6%
CEB, Inc.	3,198	174,195
Road & Rail 0.8%
Swift Transportation Co. (a)	11,154	239,476
Trading Companies & Distributors 0.5%
DXP Enterprises, Inc. (a)	4,745	133,762
TOTAL INDUSTRIALS		2,749,622
INFORMATION TECHNOLOGY 31.4%
Communications Equipment 0.6%
Finisar Corp. (a)	6,130	182,674
Electronic Equipment, Instruments & Components 1.3%
Cognex Corp.	6,646	351,307
Internet Software & Services 9.1%
Cvent, Inc. (a)	4,604	145,993
GTT Communications, Inc. (a)	4,649	109,391
j2 Global, Inc.	4,335	288,754
LogMeIn, Inc.	3,409	308,140
Match Group, Inc. (a)	19,690	350,285
Mimecast Ltd. (a)	22,472	429,889
MINDBODY, Inc., Class A (a)	3,535	69,498
Shopify, Inc., Class A (a)	6,725	288,637
SPS Commerce, Inc. (a)	5,415	397,515

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Xactly Corp. (a)	10,095	$148,599
Total		2,536,701
IT Services 4.4%
EPAM Systems, Inc. (a)	2,246	155,670
Euronet Worldwide, Inc. (a)	6,164	504,400
Leidos Holdings, Inc.	4,716	204,109
WEX, Inc. (a)	3,421	369,776
Total		1,233,955
Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc. (a)	3,164	168,167
Integrated Device Technology, Inc. (a)	6,357	146,847
Microsemi Corp. (a)	4,456	187,063
Nanometrics, Inc. (a)	9,775	218,373
Total		720,450
Software 13.4%
ACI Worldwide, Inc. (a)	13,787	267,192
Blackbaud, Inc.	3,970	263,370
BroadSoft, Inc. (a)	9,894	460,566
CyberArk Software Ltd. (a)	6,526	323,494
Ellie Mae, Inc. (a)	4,129	434,784
Fair Isaac Corp.	3,272	407,658
Fortinet, Inc. (a)	7,755	286,392
Gigamon, Inc. (a)	6,420	351,816
HubSpot, Inc. (a)	2,499	143,992
Paycom Software, Inc. (a)	6,081	304,841
RealPage, Inc. (a)	13,374	343,712
Take-Two Interactive Software, Inc. (a)	3,669	165,398
Total		3,753,215
TOTAL INFORMATION TECHNOLOGY		8,778,302
MATERIALS 2.5%
Chemicals 0.5%
Trinseo SA	2,501	141,457

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.7%
Berry Plastics Group, Inc. (a)	4,550	$199,517
Paper & Forest Products 1.3%
KapStone Paper and Packaging Corp.	19,681	372,364
TOTAL MATERIALS		713,338
REAL ESTATE 4.8%
Equity Real Estate Investment Trusts (REITs) 4.8%
CyrusOne, Inc.	10,149	482,788
Life Storage, Inc.	1,890	168,097
National Storage Affiliates Trust	14,469	302,981
Potlatch Corp.	3,828	148,871
STORE Capital Corp.	7,907	233,019
Total		1,335,756
TOTAL REAL ESTATE		1,335,756
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	5,189	191,007
TOTAL TELECOMMUNICATION SERVICES		191,007
Total Common Stocks (Cost: $25,741,892)		$27,704,135

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	577,474	$577,474
Total Money Market Funds (Cost: $577,474)		$577,474
Total Investments
(Cost: $26,319,366) (d)		$28,281,609(e)
Other Assets & Liabilities, Net		(281,101)
Net Assets		$28,000,508

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	800,654	11,818,114	(12,041,294)	577,474	2,260	577,474

(d)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $26,319,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,978,000
Unrealized Depreciation	(1,015,000)
Net Unrealized Appreciation	$1,963,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	4,430,940	—	—	4,430,940
Consumer Staples	543,613	—	—	543,613
Energy	684,432	—	—	684,432
Financials	1,245,831	—	—	1,245,831
Health Care	7,031,294	—	—	7,031,294
Industrials	2,749,622	—	—	2,749,622
Information Technology	8,778,302	—	—	8,778,302
Materials	713,338	—	—	713,338
Real Estate	1,335,756	—	—	1,335,756
Telecommunication Services	191,007	—	—	191,007
Total Common Stocks	27,704,135	—	—	27,704,135
Investments measured at net asset value
Money Market Funds	—	—	—	577,474
Total	27,704,135	—	—	28,281,609

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 48.8%
Aerospace & Defense 0.6%
L-3 Communications Corp.
05/28/24	3.950%	$556,000	$591,698
TransDigm, Inc.
07/15/22	6.000%	245,000	258,475
Total			850,173
Automotive 0.1%
Gates Global LLC/Co. (b)
07/15/22	6.000%	92,000	87,400
IHO Verwaltungs GmbH (b)
09/15/26	4.750%	80,000	80,400
Total			167,800
Banking 1.7%
Agromercantil Senior Trust (b)
04/10/19	6.250%	108,000	112,320
Ally Financial, Inc.
11/01/31	8.000%	644,000	793,730
Banco Mercantil del Norte SA Junior Subordinated (b)(c)(d)
10/04/31	0.000%	200,000	195,540
Bank of America Corp.
04/19/26	3.500%	385,000	400,096
Citigroup, Inc.
05/01/26	3.400%	360,000	371,944
Industrial Senior Trust (b)
11/01/22	5.500%	102,000	100,980
Popular, Inc.
07/01/19	7.000%	95,000	97,850
Synovus Financial Corp.
02/15/19	7.875%	274,000	303,455
Total			2,375,915
Brokerage/Asset Managers/Exchanges 0.2%
E*TRADE Financial Corp.
09/15/23	4.625%	194,000	201,627
NPF Corp. (b)
07/15/21	9.000%	38,000	39,040
Total			240,667
Building Materials 0.6%
Allegion PLC
09/15/23	5.875%	134,000	144,385
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	244,000	253,150
12/15/23	5.750%	26,000	27,202
Beacon Roofing Supply, Inc.
10/01/23	6.375%	116,000	125,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Eagle Materials, Inc.
08/01/26	4.500%	$23,000	$23,309
HD Supply, Inc. (b)
12/15/21	5.250%	124,000	131,130
04/15/24	5.750%	96,000	100,800
Total			805,256
Cable and Satellite 2.6%
Altice US Finance I Corp. (b)
05/15/26	5.500%	190,000	195,225
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	102,000	106,590
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	96,000	100,200
04/01/24	5.875%	16,000	17,070
05/01/25	5.375%	180,000	188,775
02/15/26	5.750%	140,000	148,400
05/01/26	5.500%	5,000	5,213
CSC Holdings LLC
06/01/24	5.250%	115,000	109,250
CSC Holdings LLC (b)
10/15/25	6.625%	228,000	247,380
10/15/25	10.875%	214,000	250,915
Cequel Communications Holdings I LLC/Capital Corp. (b)
12/15/21	5.125%	97,000	97,000
DISH DBS Corp.
11/15/24	5.875%	340,000	335,750
DISH DBS Corp. (b)
07/01/26	7.750%	195,000	207,187
DigitalGlobe, Inc. (b)
02/01/21	5.250%	72,000	71,460
Hughes Satellite Systems Corp. (b)
08/01/26	5.250%	104,000	102,700
Quebecor Media, Inc.
01/15/23	5.750%	199,000	206,960
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	113,000	116,672
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	204,000	204,949
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	324,000	328,050
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	486,000	493,290
Ziggo Secured Finance BV (b)
01/15/27	5.500%	228,000	227,715
Total			3,760,751
Chemicals 0.9%
Angus Chemical Co. (b)
02/15/23	8.750%	109,000	111,180
Chemours Co. (The)
05/15/23	6.625%	168,000	163,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
05/15/25	7.000%	$101,000	$99,233
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	83,000	86,320
INEOS Group Holdings SA (b)
08/01/24	5.625%	84,000	82,425
Mexichem SAB de CV (b)
09/17/44	5.875%	200,000	191,250
NOVA Chemicals Corp. (b)
05/01/25	5.000%	113,000	114,412
PQ Corp. (b)
11/15/22	6.750%	249,000	264,562
Platform Specialty Products Corp. (b)
05/01/21	10.375%	109,000	117,447
02/01/22	6.500%	57,000	55,433
Total			1,286,062
Construction Machinery 0.2%
United Rentals North America, Inc.
09/15/26	5.875%	209,000	215,270
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/19	6.375%	178,000	181,338
12/01/22	7.875%	255,000	267,112
APX Group, Inc. (b)
12/01/22	7.875%	41,000	42,948
IHS Markit Ltd. (b)
11/01/22	5.000%	123,000	130,146
Interval Acquisition Corp.
04/15/23	5.625%	250,000	258,125
Total			879,669
Consumer Products 0.6%
Prestige Brands, Inc. (b)
03/01/24	6.375%	92,000	97,750
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	100,000	106,500
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	168,000	175,560
Spectrum Brands, Inc.
07/15/25	5.750%	110,000	118,800
Springs Industries, Inc.
06/01/21	6.250%	163,000	169,520
Tempur Sealy International, Inc.
10/15/23	5.625%	129,000	135,772
Tempur Sealy International, Inc. (b)
06/15/26	5.500%	67,000	69,010
Valvoline, Inc. (b)
07/15/24	5.500%	16,000	16,760
Total			889,672

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing 0.2%
Entegris, Inc. (b)
04/01/22	6.000%	$82,000	$84,870
SPX FLOW, Inc. (b)
08/15/24	5.625%	27,000	27,405
08/15/26	5.875%	99,000	100,114
WESCO Distribution, Inc. (b)
06/15/24	5.375%	44,000	44,110
Total			256,499
Electric 3.3%
AES Corp. (The)
07/01/21	7.375%	151,000	173,272
05/15/26	6.000%	69,000	72,968
CMS Energy Corp.
03/31/43	4.700%	245,000	280,046
Calpine Corp. (b)
01/15/22	6.000%	144,000	150,840
DTE Energy Co.
12/01/23	3.850%	85,000	92,844
06/01/24	3.500%	340,000	362,176
DTE Energy Co. (d)
10/01/26	2.850%	295,000	292,805
Duke Energy Corp.
10/15/23	3.950%	464,000	507,563
Emera US Finance LP (b)
06/15/46	4.750%	240,000	257,579
NRG Energy, Inc.
07/15/22	6.250%	213,000	216,195
NRG Energy, Inc. (b)
01/15/27	6.625%	145,000	142,100
NRG Yield Operating LLC
08/15/24	5.375%	292,000	300,030
PPL Capital Funding, Inc.
06/01/23	3.400%	275,000	290,442
03/15/24	3.950%	430,000	464,680
Pacific Gas & Electric Co.
02/15/44	4.750%	244,000	290,842
Progress Energy, Inc.
04/01/22	3.150%	382,000	400,123
Southern Co. (The)
07/01/46	4.400%	300,000	323,699
Total			4,618,204
Finance Companies 0.9%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/21	5.000%	45,000	48,038
Aircastle Ltd.
02/15/22	5.500%	96,000	103,440
Navient Corp.
03/25/20	8.000%	171,000	183,397
07/26/21	6.625%	61,000	61,458
10/25/24	5.875%	44,000	40,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
OneMain Financial Holdings LLC (b)
12/15/19	6.750%	$65,000	$68,412
12/15/21	7.250%	226,000	237,582
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	323,000	325,826
Quicken Loans, Inc. (b)
05/01/25	5.750%	98,000	97,265
Springleaf Finance Corp.
10/01/23	8.250%	45,000	47,194
Total			1,212,652
Food and Beverage 2.0%
Aramark Services, Inc.
01/15/24	5.125%	46,000	47,840
ConAgra Foods, Inc.
01/25/23	3.200%	483,000	502,556
Constellation Brands, Inc.
11/15/24	4.750%	214,000	231,655
12/01/25	4.750%	9,000	9,720
FAGE International SA/USA Dairy Industry, Inc. (b)
08/15/26	5.625%	72,000	74,160
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	750,000	743,124
MHP SA (b)
04/02/20	8.250%	207,000	198,720
Molson Coors Brewing Co.
05/01/42	5.000%	306,000	354,406
07/15/46	4.200%	191,000	199,011
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	15,000	16,013
Post Holdings, Inc. (b)
12/15/22	6.000%	75,000	79,219
03/15/24	7.750%	132,000	147,840
08/15/26	5.000%	143,000	142,285
Treehouse Foods, Inc. (b)
02/15/24	6.000%	22,000	23,677
WhiteWave Foods Co. (The)
10/01/22	5.375%	95,000	107,944
Total			2,878,170
Gaming 1.7%
Boyd Gaming Corp.
05/15/23	6.875%	73,000	79,023
Boyd Gaming Corp. (b)
04/01/26	6.375%	129,000	138,353
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	71,000	76,325
International Game Technology PLC (b)
02/15/25	6.500%	343,000	369,582

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (b)
09/01/26	4.500%	$45,000	$45,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (b)
05/01/24	5.625%	48,000	52,066
MGM Resorts International
10/01/20	6.750%	225,000	252,000
12/15/21	6.625%	92,000	103,500
09/01/26	4.625%	180,000	175,500
Rivers Pittsburgh Borrower LP/Finance Corp. (b)
08/15/21	6.125%	30,000	30,975
Scientific Games International, Inc.
12/01/22	10.000%	180,000	166,050
Scientific Games International, Inc. (b)
01/01/22	7.000%	315,000	333,112
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	200,000	200,000
Tunica-Biloxi Gaming Authority (b)(e)
11/15/16	0.000%	923,000	376,122
Total			2,397,608
Health Care 2.6%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	125,000	130,938
Alere, Inc. (b)
07/01/23	6.375%	90,000	91,800
CHS/Community Health Systems, Inc.
08/01/21	5.125%	240,000	238,200
02/01/22	6.875%	160,000	137,600
Change Healthcare Holdings, Inc.
12/31/19	11.000%	170,000	178,925
Change Healthcare Holdings, Inc. (b)
02/15/21	6.000%	60,000	63,300
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	81,000	81,000
Express Scripts Holding Co.
07/15/46	4.800%	165,000	171,397
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	94,000	106,455
10/15/24	4.750%	132,000	138,600
HCA, Inc.
05/01/23	4.750%	337,000	351,323
02/01/25	5.375%	631,000	651,507
02/15/27	4.500%	120,000	120,750
HealthSouth Corp.
11/01/24	5.750%	36,000	37,282
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
02/15/21	7.875%	132,000	142,890
MEDNAX, Inc. (b)
12/01/23	5.250%	62,000	65,178

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
MPH Acquisition Holdings LLC (b)
06/01/24	7.125%	$95,000	$102,125
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	131,000	136,240
Teleflex, Inc.
06/01/26	4.875%	28,000	28,980
Tenet Healthcare Corp.
04/01/21	4.500%	350,000	352,187
04/01/22	8.125%	75,000	75,000
06/15/23	6.750%	106,000	98,580
Universal Health Services, Inc. (b)
06/01/26	5.000%	160,000	166,600
Total			3,666,857
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	280,000	289,100
Molina Healthcare, Inc.
11/15/22	5.375%	169,000	174,493
Total			463,593
Home Construction 0.2%
Beazer Homes USA, Inc. (b)
03/15/22	8.750%	39,000	41,145
Meritage Homes Corp.
04/01/22	7.000%	158,000	176,170
Total			217,315
Independent Energy 3.6%
Anadarko Petroleum Corp.
03/15/40	6.200%	80,000	91,498
Antero Resources Corp.
12/01/22	5.125%	201,000	202,508
Callon Petroleum Co. (b)(d)
10/01/24	6.125%	30,000	31,050
Canadian Natural Resources Ltd.
03/15/38	6.250%	125,000	139,835
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	374,000	370,260
Concho Resources, Inc.
04/01/23	5.500%	412,000	424,875
Continental Resources, Inc.
09/15/22	5.000%	305,000	304,237
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	279,000	299,227
Denbury Resources, Inc. (b)
05/15/21	9.000%	127,000	133,033
Diamondback Energy, Inc.
10/01/21	7.625%	223,000	236,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Extraction Oil & Gas Holdings LLC/Finance Corp. (b)
07/15/21	7.875%	$235,000	$244,400
Kosmos Energy Ltd. (b)
08/01/21	7.875%	200,000	194,000
Laredo Petroleum, Inc.
01/15/22	5.625%	38,000	36,860
03/15/23	6.250%	512,000	501,760
Newfield Exploration Co.
01/30/22	5.750%	9,000	9,293
07/01/24	5.625%	117,000	119,925
Oasis Petroleum, Inc.
03/15/22	6.875%	80,000	76,600
01/15/23	6.875%	159,000	151,845
PDC Energy, Inc. (b)
09/15/24	6.125%	156,000	161,460
Parsley Energy LLC/Finance Corp. (b)
06/01/24	6.250%	101,000	104,283
QEP Resources, Inc.
05/01/23	5.250%	5,000	4,925
RSP Permian, Inc.
10/01/22	6.625%	287,000	300,632
SM Energy Co.
09/15/26	6.750%	43,000	43,430
WPX Energy, Inc.
01/15/22	6.000%	375,000	374,297
Whiting Petroleum Corp.
03/15/21	5.750%	142,000	132,770
Woodside Finance Ltd. (b)
03/05/25	3.650%	290,000	292,416
09/15/26	3.700%	165,000	165,859
Total			5,147,658
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/42	4.450%	93,000	76,741
09/15/43	5.200%	390,000	350,206
Total			426,947
Leisure 0.1%
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	102,000	105,060
Life Insurance 2.2%
Five Corners Funding Trust (b)
11/15/23	4.419%	1,189,000	1,283,912
Guardian Life Insurance Co. of America (The) Subordinated (b)
06/19/64	4.875%	109,000	114,444
MetLife, Inc.
09/15/23	4.368%	105,000	116,359
03/01/45	4.050%	495,000	491,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	$755,000	$759,945
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	340,000	381,960
Total			3,147,620
Lodging 0.3%
Grupo Posadas SAB de CV (b)
06/30/22	7.875%	150,000	156,000
Hilton Domestic Operating Co., Inc. (b)
09/01/24	4.250%	83,000	84,660
Playa Resorts Holding BV (b)
08/15/20	8.000%	215,000	219,838
Total			460,498
Media and Entertainment 2.9%
21st Century Fox America, Inc.
09/15/44	4.750%	465,000	509,235
AMC Networks, Inc.
04/01/24	5.000%	113,000	113,706
Lamar Media Corp.
02/01/26	5.750%	32,000	34,480
MDC Partners, Inc. (b)
05/01/24	6.500%	320,000	296,000
Match Group, Inc.
06/01/24	6.375%	117,000	127,238
Netflix, Inc.
02/15/25	5.875%	279,000	301,320
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	290,000	304,137
Scripps Networks Interactive, Inc.
11/15/24	3.900%	450,000	472,684
06/15/25	3.950%	322,000	337,812
Sky PLC (b)
11/26/22	3.125%	885,000	910,480
Thomson Reuters Corp.
05/23/43	4.500%	455,000	463,744
Univision Communications, Inc. (b)
02/15/25	5.125%	258,000	259,612
Total			4,130,448
Metals 0.8%
ArcelorMittal (c)
02/25/22	7.250%	300,000	340,125
Constellium NV (b)
05/15/24	5.750%	88,000	81,400
Freeport-McMoRan, Inc.
03/01/22	3.550%	42,000	38,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
03/15/23	3.875%	$93,000	$83,460
11/14/24	4.550%	217,000	196,656
Novelis Corp. (b)
08/15/24	6.250%	48,000	50,940
09/30/26	5.875%	149,000	152,539
Teck Resources Ltd.
07/15/41	6.250%	81,000	77,558
Teck Resources Ltd. (b)
06/01/24	8.500%	72,000	82,440
Total			1,103,338
Midstream 4.8%
Cheniere Corpus Christi Holdings LLC (b)
06/30/24	7.000%	63,000	68,040
Columbia Pipeline Group, Inc.
06/01/45	5.800%	369,000	437,869
Energy Transfer Equity LP
06/01/27	5.500%	208,000	206,960
Enterprise Products Operating LLC
02/15/45	5.100%	365,000	392,544
Holly Energy Partners LP/Finance Corp. (b)
08/01/24	6.000%	22,000	22,770
Kinder Morgan Energy Partners LP
03/01/43	5.000%	1,000,000	940,595
MPLX LP
12/01/24	4.875%	754,000	779,882
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	453,000	450,598
06/15/44	4.700%	1,026,000	902,130
Sabine Pass Liquefaction LLC
03/01/25	5.625%	363,000	390,225
Sabine Pass Liquefaction LLC (b)
06/30/26	5.875%	36,000	39,128
03/15/27	5.000%	93,000	95,325
Tallgrass Energy Partners LP/Finance Corp. (b)
09/15/24	5.500%	38,000	38,285
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	235,000	227,069
03/15/24	6.750%	92,000	98,440
Targa Resources Partners LP/Finance Corp. (b)(d)
02/01/27	5.375%	262,000	263,637
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	266,000	283,955
05/01/24	6.375%	47,000	50,290
Western Gas Partners LP
07/01/22	4.000%	87,000	88,958
06/01/25	3.950%	117,000	115,417
Williams Companies, Inc. (The)
01/15/23	3.700%	48,000	46,560
06/24/24	4.550%	391,000	398,644
Williams Partners LP
09/15/45	5.100%	526,000	513,177
Total			6,850,498

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Natural Gas 0.4%
Sempra Energy
12/01/23	4.050%	$206,000	$225,731
06/15/24	3.550%	350,000	369,733
Total			595,464
Oil Field Services 0.2%
SESI LLC
05/01/19	6.375%	70,000	69,475
12/15/21	7.125%	19,000	18,573
Weatherford International Ltd.
06/15/21	7.750%	155,000	153,450
06/15/23	8.250%	12,000	11,850
Total			253,348
Other Industry 0.6%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	839,000	899,241
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	200,000	211,812
Packaging 0.9%
ARD Finance SA (b)
09/15/23	7.125%	67,000	66,665
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	160,000	165,200
05/15/24	7.250%	32,000	34,080
Berry Plastics Corp.
10/15/22	6.000%	145,000	152,975
07/15/23	5.125%	120,000	121,800
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	27,000	29,025
08/15/25	6.375%	100,000	110,125
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	246,000	255,225
Reynolds Group Issuer, Inc./LLC (b)
07/15/23	5.125%	120,000	123,900
07/15/24	7.000%	160,000	171,600
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	88,000	91,740
Total			1,322,335
Pharmaceuticals 0.9%
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	137,000	121,074
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	145,000	150,075
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	166,000	172,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA/CB LLC (b)
04/15/25	5.500%	$106,000	$100,700
Quintiles Transnational Corp. (b)
05/15/23	4.875%	102,000	104,805
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	35,000	32,900
04/15/25	6.125%	716,000	616,655
Total			1,298,849
Property & Casualty 1.4%
Alliant Holdings Intermediate LP (b)
08/01/23	8.250%	8,000	8,130
HUB International Ltd. (b)
10/01/21	7.875%	433,000	441,660
Liberty Mutual Group, Inc. (b)
06/15/23	4.250%	885,000	957,399
Loews Corp.
04/01/26	3.750%	585,000	621,371
Total			2,028,560
Railroads 0.1%
Panama Canal Railway Co. (b)
11/01/26	7.000%	144,551	144,190
Restaurants 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b)
06/01/26	5.250%	195,000	206,213
Retailers 0.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	226,000	233,910
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	141,000	141,529
Hanesbrands, Inc. (b)
05/15/24	4.625%	62,000	63,627
Penske Automotive Group, Inc.
12/01/24	5.375%	170,000	170,850
05/15/26	5.500%	17,000	16,957
Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	274,000	350,720
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	31,000	33,364
Total			1,010,957
Supermarkets 0.2%
Cencosud SA (b)
02/12/45	6.625%	200,000	213,740

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Technology 2.8%
Alliance Data Systems Corp. (b)
08/01/22	5.375%	$406,000		$395,850
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	309,000		330,630
Camelot Finance SA (b)(d)
10/15/24	7.875%	58,000		59,813
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/15/21	5.875%	73,000		77,560
06/15/23	5.450%	90,000		96,431
06/15/24	7.125%	81,000		89,088
06/15/26	6.020%	180,000		197,335
Equinix, Inc.
04/01/23	5.375%	90,000		94,388
01/15/26	5.875%	258,000		277,350
First Data Corp. (b)
12/01/23	7.000%	335,000		354,262
01/15/24	5.750%	302,000		310,305
Infor US, Inc. (b)
08/15/20	5.750%	23,000		24,150
Informatica LLC (b)
07/15/23	7.125%	39,000		36,465
MSCI, Inc. (b)
11/15/24	5.250%	225,000		238,196
08/01/26	4.750%	36,000		36,450
PTC, Inc.
05/15/24	6.000%	128,000		136,640
Qualitytech LP/Finance Corp.
08/01/22	5.875%	236,000		241,310
Quintiles IMS, Inc. (b)
10/15/26	5.000%	126,000		131,040
Riverbed Technology, Inc. (b)
03/01/23	8.875%	92,000		98,325
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	110,000		122,650
VeriSign, Inc.
04/01/25	5.250%	365,000		383,250
Zebra Technologies Corp.
10/15/22	7.250%	202,000		218,917
Total				3,950,405
Transportation Services 0.5%
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	4,451,109	233,187
Global Ports Finance PLC (b)
09/22/23	6.500%	300,000		301,875
Hertz Corp. (The)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
01/15/21	7.375%	$13,000	$13,504
10/15/22	6.250%	25,000	25,750
Hertz Corp. (The) (b)
10/15/24	5.500%	88,000	87,670
Total			661,986
Wireless 2.4%
Comcel Trust (b)
02/06/24	6.875%	202,000	207,696
SBA Communications Corp. (b)
09/01/24	4.875%	361,000	363,707
SFR Group SA (b)
05/15/22	6.000%	228,000	232,560
05/15/24	6.250%	214,000	212,599
05/01/26	7.375%	141,000	144,129
Sprint Capital Corp.
05/01/19	6.900%	130,000	134,063
Sprint Communications, Inc. (b)
03/01/20	7.000%	508,000	544,830
Sprint Corp.
09/15/23	7.875%	227,000	228,419
02/15/25	7.625%	129,000	127,710
T-Mobile USA, Inc.
03/01/23	6.000%	227,000	242,506
01/15/24	6.500%	47,000	50,846
03/01/25	6.375%	265,000	288,187
01/15/26	6.500%	291,000	321,919
Wind Acquisition Finance SA (b)
07/15/20	4.750%	273,000	275,047
04/23/21	7.375%	41,000	42,845
Total			3,417,063
Wirelines 3.2%
AT&T, Inc.
06/15/45	4.350%	1,225,000	1,206,690
CenturyLink, Inc.
03/15/22	5.800%	182,000	186,550
04/01/24	7.500%	96,000	102,480
04/01/25	5.625%	202,000	193,415
Frontier Communications Corp.
09/15/20	8.875%	69,000	74,434
07/01/21	9.250%	189,000	203,648
09/15/22	10.500%	105,000	111,300
09/15/25	11.000%	392,000	409,150
Level 3 Communications, Inc.
12/01/22	5.750%	392,000	409,640
Level 3 Financing, Inc.
01/15/24	5.375%	49,000	51,205
Telecom Italia SpA (b)
05/30/24	5.303%	123,000	125,460
Verizon Communications, Inc.
11/01/42	3.850%	917,000	876,748
03/15/55	4.672%	152,000	159,893
Zayo Group LLC/Capital, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
04/01/23	6.000%	$314,000	$329,700
05/15/25	6.375%	82,000	86,920
Total			4,527,233
Total Corporate Bonds & Notes (Cost: $66,112,022)			$69,295,596

Residential Mortgage-Backed Securities - Agency 12.1%
Federal Home Loan Mortgage Corp.
10/01/26	8.000%	38,972	41,040
Federal Home Loan Mortgage Corp. (c)(f)
CMO IO Series 2957 Class SW
04/15/35	5.476%	1,750,877	297,826
CMO IO Series 311 Class S1
08/15/43	5.426%	1,406,372	272,373
CMO IO Series 318 Class S1
11/15/43	5.426%	4,227,266	927,685
CMO IO Series 326 Class S2
03/15/44	5.426%	795,960	175,758
CMO IO Series 3761 Class KS
06/15/40	5.476%	2,292,494	207,595
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 4120 Class AI
11/15/39	3.500%	4,154,143	420,460
Federal National Mortgage Association
05/01/41	4.000%	248,483	266,808
Federal National Mortgage Association (c)(f)
CMO IO Series 2006-5 Class N1
08/25/34	2.006%	5,887,526	341
CMO IO Series 2006-5 Class N2
02/25/35	1.933%	9,058,321	280,879
CMO IO Series 2010-135 Class MS
12/25/40	5.425%	1,567,014	276,747
CMO IO Series 2013-107 Class SB
02/25/43	5.425%	180,993	40,190
CMO IO Series 2014-93 Class ES
01/25/45	5.625%	788,846	169,399
CMO IO Series 2016-31 Class VS
06/25/46	5.475%	1,937,079	383,232
CMO IO Series 2016-39 Class LS
07/25/46	5.475%	970,245	248,956
CMO IO Series 2016-42 Class SB
07/25/46	5.475%	2,922,185	740,050
Federal National Mortgage Association (d)
10/18/31- 10/13/46	3.000%	5,000,000	5,207,188
10/13/46	3.500%	3,000,000	3,165,469
Federal National Mortgage Association (f)
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	2,505,597	243,602
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	3,788,779	429,941
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	2,590,535	458,984
Government National Mortgage Association (c)(f)
CMO IO Series 2015-144 Class SA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/20/45	5.668%	$950,319	$247,177
CMO IO Series 2016-91 Class NS
07/20/46	5.548%	995,913	283,625
Government National Mortgage Association (d)
10/20/46	3.000%	2,000,000	2,095,156
Government National Mortgage Association (f)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	2,245,019	283,807
Total Residential Mortgage-Backed Securities - Agency (Cost: $16,771,491)			$17,164,288

Residential Mortgage-Backed Securities - Non-Agency 12.6%
BCAP LLC Trust CMO Series 2012-RR11 Class 9A2 (b)
07/26/37	4.000%	2,373,725	2,377,509
Banc of America Funding Trust Series 2016-R1 Class M2 (b)(c)
03/25/40	3.500%	500,000	473,000
Bayview Opportunity Master Fund IIIa Trust CMO Series 2016-RN3 Class A1 (b)(g)
09/28/31	3.598%	1,500,000	1,500,000
CAM Mortgage Trust CMO Series 2016-2 Class A1 (b)
06/15/57	3.250%	3,380,000	3,382,704
COLT Mortgage Loan Trust (b)
CMO Series 2016-1 Class A2
05/25/46	3.500%	233,577	235,562
COLT Mortgage Loan Trust (b)(c)
CMO Series 2016-2 Class A2
09/25/46	3.250%	1,000,000	1,005,483
CTS Corp. (b)
02/27/36	3.750%	823,320	814,614
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A1 (b)(c)
11/25/37	3.019%	875,679	874,503
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,190,655	1,186,759
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	210,544	212,620
Series 2008-4R Class 3A4
01/26/38	3.092%	3,250,000	3,111,546
Deephaven Residential Mortgage Trust Series 2016-1A Class A1 (b)
07/25/46	4.000%	925,466	923,027
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	377,859	382,600

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
GMAC Mortgage Home Equity Loan Trust CMO Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	$91,046	$92,712
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1 (b)(c)
04/25/46	4.250%	1,348,360	1,369,838
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $17,855,271)			$17,942,477

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)
09/15/26	4.024%	350,805	351,135
Invitation Homes Trust Series 2015-SFR3 Class F (b)(c)
08/17/32	5.275%	1,000,000	1,008,830
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMB (b)(c)
08/15/45	5.988%	500,000	495,791
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	200,000	200,617
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (b)
12/25/32	5.071%	1,000,000	1,000,000
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,048,784)			$3,056,373

Asset-Backed Securities - Non-Agency 6.4%
Apidos CDO XVII Series 2014-17A Class A2A (b)(c)
04/17/26	2.729%	250,000	249,999
Ballyrock CLO LLC Series 2014-1A Class A1 (b)(c)
10/20/26	2.176%	1,000,000	1,001,014
Conn Funding II LP Series 2016-B Class B (b)(d)
03/15/19	7.340%	1,500,000	1,499,919
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1 (b)(c)
10/25/25	2.045%	1,000,000	1,000,498
SoFi Consumer Loan Program LLC Series 2016-2A Class A (b)
10/27/25	3.090%	400,000	401,937

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SoFi Professional Loan Program LLC Series 2016-A Class RPO (b)(h)
01/25/38	0.000%	$1	$692,248
Vericrest Opportunity Loan Transferee L LLC Series 2016-NP10 Class A1 (b)
09/25/46	3.500%	1,500,000	1,500,000
Vericrest Opportunity Loan Transferee XXXV LLC Series 2016-NPL9 Class A1 (b)
09/25/46	3.500%	2,750,000	2,749,815
Total Asset-Backed Securities - Non-Agency (Cost: $8,901,971)			$9,095,430

Inflation-Indexed Bonds 4.4%
United States 4.4%
U. S. Treasury Inflation-Indexed Bond
07/15/26	0.125%	2,811,060	2,841,788
U.S. Treasury Inflation-Indexed Bond
02/15/46	1.000%	3,107,828	3,435,489
Total			6,277,277
Total Inflation-Indexed Bonds (Cost: $6,179,426)			$6,277,277

U.S. Treasury Obligations 2.7%
U.S. Treasury
08/31/17	0.625%	3,900,000	3,898,935
Total U.S. Treasury Obligations (Cost: $3,900,052)			$3,898,935

Foreign Government Obligations(a)(i) 10.3%
Argentina 0.9%
Argentina Republic Government International Bond (b)
04/22/26	7.500%	150,000	169,200
07/06/28	6.625%	400,000	423,017
Argentina Republic Government International Bond (c)
12/31/33	8.280%	91,132	101,841
City of Buenos Aires Argentina (b)
06/01/27	7.500%	250,000	272,250
Provincia de Buenos Aires (b)
03/16/24	9.125%	150,000	167,812
Provincia de Cordoba (b)
06/10/21	7.125%	150,000	157,125
Total			1,291,245

Brazil 0.9%
Brazil Minas SPE via State of Minas Gerais (b)
02/15/28	5.333%	200,000	197,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(i) (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL$	3,000,000	$873,978
Brazilian Government International Bond
01/07/41	5.625%	150,000		148,875
Petrobras Global Finance BV
03/15/19	7.875%	86,000		93,095
Total				1,312,948

Colombia 0.8%
Colombia Government International Bond
06/28/27	9.850%	COP	1,500,000,000	634,760
Ecopetrol SA
09/18/43	7.375%	480,000		505,200
Total				1,139,960

Costa Rica 0.3%
Costa Rica Government International Bond (b)
03/12/45	7.158%	357,000		384,667

Croatia 0.3%
Croatia Government International Bond (b)
01/26/24	6.000%	425,000		488,750

Dominican Republic 0.9%
Banco de Reservas de la Republica Dominicana Subordinated (b)
02/01/23	7.000%	208,000		214,240
Dominican Republic International Bond (b)
01/08/21	14.000%	DOP	5,392,000	129,628
02/10/23	14.500%	DOP	3,600,000	90,318
04/20/27	8.625%	468,000		573,300
04/30/44	7.450%	281,000		335,093
Total				1,342,579

Ecuador 0.1%
Ecuador Government International Bond (b)
03/24/20	10.500%	200,000		203,500

Georgia 0.2%
Georgian Railway JSC (b)
07/11/22	7.750%	312,000		351,000

Hungary 0.5%
Hungary Government Bond
10/27/27	3.000%	HUF	200,000,000	741,289

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(i) (continued)
Indonesia 1.4%
Indonesia Government International Bond (b)
04/25/22	3.750%		$200,000	$210,768
01/15/45	5.125%	200,000		228,064
Indonesia Treasury Bond
05/15/31	8.750%	IDR	9,600,000,000	827,115
Majapahit Holding BV (b)
06/29/37	7.875%	138,000		182,850
PT Pertamina Persero (b)
05/30/44	6.450%	500,000		579,199
Total				2,027,996

Israel 0.6%
Israel Government Bond
08/31/25	1.750%	ILS	3,000,000	803,171

Ivory Coast 0.2%
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%	305,910		300,618

Kazakhstan 0.2%
Kazakhstan Government International Bond (b)
07/21/45	6.500%	200,000		249,300

Malaysia 0.1%
Petronas Capital Ltd. (b)
08/12/19	5.250%	75,000		82,492

Mexico 0.9%
Mexican Bonos
06/10/21	6.500%	MXN	50,000	2,657
06/09/22	6.500%	MXN	6,480,000	344,160
06/03/27	7.500%	MXN	1,980,000	112,960
Pemex Finance Ltd. (NPFGC)
08/15/17	10.610%	53,750		56,014
Pemex Finance Ltd.
11/15/18	9.150%	174,375		185,555
Petroleos Mexicanos
01/23/26	4.500%	102,000		98,920
11/12/26	7.470%	MXN	4,700,000	221,089
Petroleos Mexicanos (b)
09/12/24	7.190%	MXN	260,000	12,384
08/04/26	6.875%	200,000		224,748
Total				1,258,487

Netherlands 0.5%
Petrobras Global Finance BV
05/23/21	8.375%	200,000		218,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Netherlands (continued)
05/23/26	8.750%	$380,000	$419,900
Total			637,900

Paraguay 0.2%
Paraguay Government International Bond (b)
08/11/44	6.100%	212,000	241,150

Republic of Namibia 0.2%
Namibia International Bonds (b)
11/03/21	5.500%	200,000	215,510

Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%	426,000	428,130
Gazprom OAO Via Gaz Capital SA (b)
02/06/28	4.950%	425,000	426,594
Total			854,724

Serbia 0.2%
Serbia International Bond (b)
12/03/18	5.875%	200,000	212,000

Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	398,000	440,785
Total Foreign Government Obligations (Cost: $13,925,973)			$14,580,071

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.3%
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc. (c)(j)
2nd Lien Term Loan PIK
05/23/21	2.000%	433,577	336,022
Term Loan
11/23/20	8.000%	181,690	181,690
Total			517,712

Building Materials 0.1%
Contech Engineered Solutions LLC Term Loan (c)(j)
04/29/19	6.250%	145,500	145,228

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite 0.3%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (c)(j)
06/06/21	5.500%	$431,119	$420,073

Chemicals 0.3%
HII Holding Corp. 2nd Lien Term Loan (c)(j)
12/21/20	9.750%	500,000	492,500

Consumer Cyclical Services 0.1%
Creative Artists Agency LLC Term Loan (c)(j)
12/17/21	5.000%	122,820	123,486

Consumer Products 0.1%
Fender Musical Instruments Corp. Term Loan (c)(j)
04/03/19	5.750%	74,250	73,786
Varsity Brands, Inc. 1st Lien Term Loan (c)(j)
12/10/21	5.000%	98,250	98,598
Total			172,384

Diversified Manufacturing 0.1%
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (c)(j)
05/06/22	8.250%	150,000	149,719

Electric 0.9%
TPF Generation Holdings LLC Term Loan (c)(j)
12/31/17	4.750%	984,762	978,607
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(j)
10/31/16	4.998%	624,903	177,985
Windsor Financing LLC Tranche B Term Loan (c)(j)
12/05/17	6.250%	98,137	97,156
Total			1,253,748

Environmental 0.2%
STI Infrastructure SARL Term Loan (c)(j)
08/22/20	6.250%	339,230	282,409

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.4%
Amaya Holdings BV Tranche B 1st Lien Term Loan (c)(j)
08/01/21	5.000%	$492,510	$491,894
Cannery Casino Resorts LLC 2nd Lien Term Loan PIK (c)(j)
10/02/19	12.500%	54,436	54,459
Total			546,353

Independent Energy 0.2%
Chesapeake Energy Corp. Tranche A Term Loan (c)(d)(j)
08/23/21	8.500%	104,420	109,543
Samson Investment Co. Tranche 1 2nd Lien Term Loan (e)(j)
09/25/18	0.000%	530,000	145,374
Total			254,917

Media and Entertainment —%
UFC Holdings LLC 2nd Lien Term Loan (c)(d)(j)
08/18/24	8.500%	9,000	9,113

Oil Field Services 0.8%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (c)(j)
03/31/21	6.000%	866,491	431,079
Fieldwood Energy LLC (c)(j)
1st Lien Term Loan
09/30/20	8.375%	372,536	258,912
2nd Lien Term Loan
09/30/20	8.375%	627,464	243,663
Term Loan
08/31/20	7.000%	275,952	228,696
Total			1,162,350

Paper 0.2%
Caraustar Industries, Inc. Term Loan (c)(j)
05/01/19	8.000%	341,617	344,889

Retailers 0.2%
Academy Ltd. Term Loan (c)(j)
07/01/22	5.000%	69,953	68,274

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Sports Authority, Inc. (The) Tranche B Term Loan (e)(j)
11/16/17	0.000%	$805,833	$173,254
Total			241,528

Technology —%
Infogroup, Inc. Tranche B Term Loan (c)(j)
05/28/18	7.000%	45,436	44,679
Total Senior Loans (Cost: $8,360,874)			$6,161,088

Issuer		Shares	Value

Common Stocks 0.2%
FINANCIALS 0.1%
Capital Markets 0.1%
RCS Capital Corp. (k)		5,448	$40,860

Diversified Financial Services —%
Fairlane Management Corp. (g)(k)(l)		2,000	—
TOTAL FINANCIALS			40,860

UTILITIES 0.1%
Independent Power and Renewable Electricity Producers 0.1%
Templar Energy LLC (k)		24,262	175,900
TOTAL UTILITIES			175,900
Total Common Stocks (Cost: $238,916)			$216,760

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(m)
	7,000,000	1.50	08/25/17	63,460
Total Options Purchased Puts (Cost: $72,625)				$63,460

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.382% (n)(o)	5,245,041	$5,245,041
Total Money Market Funds (Cost: $5,245,041)		$5,245,041

Total Investments
(Cost: $150,612,446) (p)	$152,996,796(q)
Other Assets & Liabilities, Net	(10,853,900)
Net Assets	$142,142,896

At September 30, 2016, cash totaling $970,957 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	10/28/2016	3,000,000 ILS	794,660 USD	—	(6,520)
Barclays	10/28/2016	201,000,000 HUF	725,828 USD	—	(7,244)
Barclays	10/28/2016	1,373,346 USD	27,330,000 MXN	32,094	—
Citi	10/28/2016	623,870 EUR	696,875 USD	—	(4,757)
Citi	10/28/2016	1,294,219 USD	11,100,000 SEK	1,272	—
HSBC	10/28/2016	1,841,896,000 COP	627,573 USD	—	(8,148)
Standard Chartered	10/26/2016	18,500,000 CNH	2,759,752 USD	—	(7,985)
Standard Chartered	10/28/2016	2,745,000 BRL	832,954 USD	—	(5,176)
Standard Chartered	10/28/2016	10,746,518,000 IDR	812,898 USD	—	(9,973)
Total				33,366	(49,803)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10-Year Bond	88	AUD	9,228,152	12/2016	—	(16,011)
U.S. Long Bond	1	USD	168,156	12/2016	—	(2,642)
U.S. Treasury 2-Year Note	53	USD	11,578,844	12/2016	7,504	—
U.S. Ultra Bond	5	USD	919,375	12/2016	—	(17,392)
Total			21,894,527		7,504	(36,045)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(256)	USD	(33,568,000)	12/2016	34,494	—
U.S. Treasury 5-Year Note	(116)	USD	(14,095,812)	12/2016	—	(4,419)
Total			(47,663,812)		34,494	(4,419)

Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	700,000	45,727	47,073	—	(214)	—	(1,560)
Barclays	People’s Republic of China	12/20/2021	1.000	USD	1,350,000	4,322	4,628	—	(413)	—	(719)
Total							51,701	—		—	(2,279)

Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	5,100,000	—	(35,551)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 26	12/20/2021	5.000	EUR	2,200,000	—	(4,652)
Total						—	(40,203)

Credit Default Swap Contracts Outstanding at September 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.480	USD	(250,000)	(22,576)	—	(32,106)	125	9,655	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(500,000)	(41,608)	—	(46,170)	250	4,812	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.800	USD	(550,000)	(49,667)	—	(33,753)	275	—	(15,639)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(800,000)	(66,573)	—	(94,907)	400	28,734	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(1,000,000)	(83,216)	—	(127,195)	500	44,479	—
Total								—	(334,131)		87,680	(15,639)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at September 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.985%	03/23/2025	USD	4,000,000	—	—	—	(106,025)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Fixed rate of 1.960%	02/11/2025	USD	1,000,000	—	—	—	(33,007)
Total						—	—	—	(139,032)

Cleared Interest Rate Swap Contracts Outstanding at September 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	10/24/2025	MXN	17,000,000	1,240	—
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	01/21/2026	MXN	8,000,000	—	(11,533)
Morgan Stanley	Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	02/02/2026	MXN	20,000,000	—	(31,363)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	02/04/2026	USD	900,000	—	(27,717)
Total						1,240	(70,613)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $65,456,143 or 46.05% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $694,750, which represents 0.49% of net assets.

(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $1,500,000, which represents 1.06% of net assets.

(h)	Zero coupon bond.
(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	Non-income producing investment.
(l)	Negligible market value.
(m)	Purchased swaption contracts outstanding at September 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/25/2023	7,000,000	72,625	63,460

(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,187,337	42,576,303	(43,518,599)	5,245,041	29,826	5,245,041

(o)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(p)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $150,612,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,440,000
Unrealized Depreciation	(4,055,000)
Net Unrealized Appreciation	$2,385,000

(q)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	69,295,596	—		69,295,596
Residential Mortgage-Backed Securities - Agency	—	17,164,288	—		17,164,288
Residential Mortgage-Backed Securities - Non-Agency	—	11,536,597	6,405,880		17,942,477
Commercial Mortgage-Backed Securities - Non-Agency	—	3,056,373	—		3,056,373
Asset-Backed Securities - Non-Agency	—	5,403,263	3,692,167		9,095,430
Inflation-Indexed Bonds	—	6,277,277	—		6,277,277
U.S. Treasury Obligations	3,898,935	—	—		3,898,935
Foreign Government Obligations	—	14,450,443	129,628		14,580,071
Senior Loans	—	5,389,742	771,346		6,161,088
Common Stocks
Financials	—	40,860	0	(a)	40,860
Utilities	—	175,900	—		175,900
Total Common Stocks	—	216,760	—		216,760
Options Purchased Puts	—	63,460	—		63,460
Investments measured at net asset value
Money Market Funds	—	—	—		5,245,041
Total Investments	3,898,935	132,853,799	10,999,021		152,996,796
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	33,366	—		33,366
Futures Contracts	41,998	—	—		41,998
Swap Contracts	—	88,920	—		88,920
Liabilities
Forward Foreign Currency Exchange Contracts	—	(49,803)	—		(49,803)
Futures Contracts	(40,464)	—	—		(40,464)
Swap Contracts	—	(267,766)	—		(267,766)
Total	3,900,469	132,658,516	10,999,021		152,803,047

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)		Total ($)
Balance as of December 31, 2015	4,176,498	—	130,020	2,536,783	0	(a)	6,843,301
Increase (decrease) in accrued discounts/premiums	(8,695)	—	(543)	—	—		(9,238)
Realized gain (loss)	(18,653)	—	—	(229,241)	—		(247,894)
Change in unrealized appreciation (depreciation)(b)	69,758	192,248	151	81,024	—		343,181
Sales	(3,416,803)	—	—	(1,127,985)	—		(4,544,788)
Purchases	5,352,638	1,999,919	—	307,543	—		7,660,100
Transfers into Level 3	251,137	1,500,000	—	493,125	—		2,244,262
Transfers out of Level 3	—	—	—	(1,289,903)	—		(1,289,903)
Balance as of September 30, 2016	6,405,880	3,692,167	129,628	771,346	0	(a)	10,999,021

(a) Rounds to zero.

(b) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2016 was $192,146, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $372, Asset-Backed Securities — Non-Agency of $192,248, Foreign Government Obligations of $151 and Senior Loans of $(625).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, foreign government obligations, and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 27.6%
U.S. Treasury Bills
12/01/16	0.170%	$15,884,000	$15,879,283
12/15/16	0.180%	1,063,000	1,062,601
12/22/16	0.230%	2,049,000	2,047,924
01/05/17	0.270%	1,805,000	1,803,715
01/26/17	0.280%	36,518,000	36,485,316
02/02/17	0.330%	22,864,000	22,838,530
02/09/17	0.340%	1,239,000	1,237,490
02/16/17	0.340%	4,830,000	4,823,793
03/23/17	0.420%	186,000	185,628
Total Treasury Bills (Cost: $86,328,670)			$86,364,280

	Shares	Value

Money Market Funds 64.9%
Columbia Short-Term Cash Fund, 0.382% (a)(b)	129,457,364	$129,457,364
JPMorgan Prime Money Market Fund, Capital Shares, 0.500% (a)(c)	37,864,624	37,864,624
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.200% (a)	35,000,000	35,000,000
Total Money Market Funds (Cost: $202,321,988)		$202,321,988
Total Investments (Cost: $288,650,658) (d)		$288,686,268(e)
Other Assets & Liabilities, Net		23,254,692
Net Assets		$311,940,960

At September 30, 2016, securities and cash totaling $28,051,322 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/21/2016	6,111,000 AUD	4,582,454 USD	—	(86,178)
Citi	12/21/2016	331,000 BRL	100,430 USD	996	—
Citi	12/21/2016	692,000 BRL	205,480 USD	—	(2,402)
Citi	12/21/2016	7,839,000 CAD	6,004,981 USD	26,424	—
Citi	12/21/2016	29,031,000 CAD	22,026,842 USD	—	(114,182)
Citi	12/21/2016	1,000 CHF	1,036 USD	2	—
Citi	12/21/2016	327,000 CHF	334,556 USD	—	(3,693)
Citi	12/21/2016	309,700,000 CLP	458,831 USD	—	(8,995)
Citi	12/21/2016	23,165,000 COP	7,938 USD	12	—
Citi	12/21/2016	706,009,000 COP	235,177 USD	—	(6,385)
Citi	12/21/2016	32,165,110 EUR	36,348,000 USD	80,869	—
Citi	12/21/2016	21,746,890 EUR	24,372,300 USD	—	(147,974)
Citi	12/21/2016	20,377,000 GBP	26,869,087 USD	413,134	—
Citi	12/21/2016	734,000 GBP	952,952 USD	—	(18)
Citi	12/21/2016	1,465,000 HKD	189,079 USD	50	—
Citi	12/21/2016	6,490,000 HKD	837,211 USD	—	(193)
Citi	12/21/2016	141,955,000 HUF	518,908 USD	898	—
Citi	12/21/2016	104,977,000 HUF	382,276 USD	—	(797)
Citi	12/21/2016	235,894,000 IDR	18,023 USD	78	—
Citi	12/21/2016	1,718,236,000 IDR	129,275 USD	—	(1,435)
Citi	12/21/2016	1,287,000 ILS	342,190 USD	—	(1,973)
Citi	12/21/2016	4,236,000 INR	62,084 USD	—	(798)
Citi	12/21/2016	13,011,000 JPY	129,770 USD	1,003	—
Citi	12/21/2016	1,533,507,000 JPY	14,925,380 USD	—	(251,467)
Citi	12/21/2016	2,001,859,000 KRW	1,793,563 USD	—	(22,578)
Citi	12/21/2016	240,437,000 MXN	12,528,894 USD	237,735	—
Citi	12/21/2016	30,262,000 MXN	1,523,171 USD	—	(23,825)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/21/2016	5,505,000 MYR	1,346,539 USD	15,420	—
Citi	12/21/2016	4,446,000 MYR	1,071,796 USD	—	(3,255)
Citi	12/21/2016	29,192,000 NOK	3,528,177 USD	—	(124,095)
Citi	12/21/2016	13,296,000 NZD	9,686,571 USD	34,820	—
Citi	12/21/2016	21,672,000 NZD	15,683,680 USD	—	(48,326)
Citi	12/21/2016	189,045,000 PHP	3,947,680 USD	53,214	—
Citi	12/21/2016	16,182,000 PHP	332,311 USD	—	(1,050)
Citi	12/21/2016	35,981,000 PLN	9,239,699 USD	—	(155,706)
Citi	12/21/2016	234,788,000 SEK	27,717,650 USD	237,285	—
Citi	12/21/2016	31,003,000 SEK	3,620,552 USD	—	(8,142)
Citi	12/21/2016	2,885,000 SGD	2,128,246 USD	12,011	—
Citi	12/21/2016	2,251,000 SGD	1,648,340 USD	—	(2,837)
Citi	12/21/2016	30,120,000 TRY	9,921,704 USD	43,144	—
Citi	12/21/2016	4,006,000 TRY	1,313,233 USD	—	(628)
Citi	12/21/2016	34,343,000 TWD	1,092,942 USD	—	(10,473)
Citi	12/21/2016	6,434,208 USD	8,463,000 AUD	31,286	—
Citi	12/21/2016	9,676,254 USD	12,645,000 AUD	—	(15,829)
Citi	12/21/2016	5,453,341 USD	18,367,133 BRL	64,290	—
Citi	12/21/2016	1,050,325 USD	3,454,867 BRL	—	(12,456)
Citi	12/21/2016	2,280,385 USD	3,002,000 CAD	9,145	—
Citi	12/21/2016	19,716,578 USD	25,494,000 CAD	—	(273,112)
Citi	12/21/2016	3,206,466 USD	2,178,434,000 CLP	84,227	—
Citi	12/21/2016	126,703 USD	83,829,000 CLP	—	(73)
Citi	12/21/2016	1,520,117 USD	4,521,359,687 COP	26,871	—
Citi	12/21/2016	862,813 USD	2,502,320,313 COP	—	(6,642)
Citi	12/21/2016	13,173,550 USD	11,742,000 EUR	65,909	—
Citi	12/21/2016	24,854,053 USD	22,024,000 EUR	—	(21,329)
Citi	12/21/2016	236,117 USD	182,000 GBP	178	—
Citi	12/21/2016	3,535,418 USD	2,703,000 GBP	—	(26,048)
Citi	12/21/2016	553,438 USD	4,290,000 HKD	100	—
Citi	12/21/2016	336,948 USD	2,611,000 HKD	—	(51)
Citi	12/21/2016	5,940,507 USD	1,644,223,938 HUF	59,448	—
Citi	12/21/2016	1,499,550 USD	408,514,062 HUF	—	(8,837)
Citi	12/21/2016	3,595,251 USD	48,248,113,000 IDR	75,079	—
Citi	12/21/2016	4,458,990 USD	16,725,000 ILS	13,527	—
Citi	12/21/2016	4,846,121 USD	329,365,875 INR	43,175	—
Citi	12/21/2016	1,852,640 USD	124,593,013 INR	—	(3,110)
Citi	12/21/2016	14,772,442 USD	1,517,922,000 JPY	250,164	—
Citi	12/21/2016	1,305,905 USD	130,959,000 JPY	—	(9,827)
Citi	12/21/2016	8,785,529 USD	9,776,301,513 KRW	83,795	—
Citi	12/21/2016	12,057,955 USD	13,208,553,487 KRW	—	(74,798)
Citi	12/21/2016	4,068,965 USD	75,865,000 MXN	—	(190,740)
Citi	12/21/2016	3,264,680 USD	13,242,000 MYR	—	(62,741)
Citi	12/21/2016	18,665,003 USD	153,018,000 NOK	479,400	—
Citi	12/21/2016	34,584,044 USD	47,863,513 NZD	160,745	—
Citi	12/21/2016	28,657,911 USD	38,693,487 NZD	—	(569,771)
Citi	12/21/2016	3,479,256 USD	162,375,000 PHP	—	(134,212)
Citi	12/21/2016	15,865,774 USD	61,765,000 PLN	262,383	—
Citi	12/21/2016	963,512 USD	3,674,000 PLN	—	(4,153)
Citi	12/21/2016	1,825,457 USD	15,345,000 SEK	—	(29,427)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/21/2016	647,088 USD	883,199 SGD	766	—
Citi	12/21/2016	2,022,091 USD	2,742,801 SGD	—	(10,163)
Citi	12/21/2016	28,886,683 USD	86,739,000 TRY	—	(438,593)
Citi	12/21/2016	2,945,391 USD	92,428,000 TWD	24,252	—
Citi	12/21/2016	1,648,602 USD	51,138,000 TWD	—	(5,575)
Citi	12/21/2016	6,639,368 USD	95,547,000 ZAR	216,309	—
Citi	12/21/2016	2,188,919 USD	30,260,000 ZAR	—	(17,707)
Citi	12/21/2016	20,913,000 ZAR	1,423,310 USD	—	(77,237)
Total				3,108,144	(3,019,836)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	91	EUR	25,636,700	03/2017	—	(14,234)
3-Month Euro Euribor	116	EUR	32,686,265	06/2017	—	(11,067)
3-Month Euro Euribor	184	EUR	51,854,931	09/2017	—	(17,351)
3-Month Euro Euribor	222	EUR	62,573,453	12/2017	5,307	—
3-Month Euro Euribor	261	EUR	73,573,416	03/2018	49,465	—
3-Month Euro Euribor	245	EUR	69,063,169	06/2018	15,970	—
3-Month Euro Euribor	208	EUR	58,633,221	09/2018	5,298	—
90-Day Euro$	38	USD	9,396,925	03/2018	—	(1,604)
90-Day Euro$	67	USD	16,563,238	06/2018	—	(2,552)
90-Day Euro$	78	USD	19,275,750	09/2018	—	(5,109)
90-Day Sterling	32	GBP	5,167,229	12/2016	—	(4,088)
90-Day Sterling	368	GBP	59,444,004	03/2017	48,392	—
90-Day Sterling	397	GBP	64,141,314	06/2017	108,548	—
90-Day Sterling	390	GBP	63,016,678	09/2017	80,417	—
90-Day Sterling	374	GBP	60,437,437	12/2017	92,028	—
90-Day Sterling	350	GBP	56,559,099	03/2018	91,042	—
90-Day Sterling	338	GBP	54,614,454	06/2018	79,687	—
90-Day Sterling	328	GBP	52,993,327	09/2018	16,725	—
AUD/USD Currency	2	USD	152,980	12/2016	631	—
Amsterdam IDX	27	EUR	2,742,478	10/2016	32,255	—
Australian 10-Year Bond	71	AUD	7,445,441	12/2016	76,040	—
CAC40 Index	49	EUR	2,445,885	10/2016	2,728	—
Canadian Government 10-Year Bond	123	CAD	13,774,275	12/2016	—	(48,913)
Cocoa ICE	9	GBP	259,321	12/2016	—	(20,072)
Coffee C	35	USD	1,989,094	12/2016	101,669	—
Cotton	1	USD	34,040	12/2016	1,320	—
Cotton	28	USD	953,120	12/2016	—	(41,022)
DAX Index	12	EUR	3,542,763	12/2016	36,269	—
DJIA Mini E-CBOT	121	USD	11,022,495	12/2016	52,764	—
EURO STOXX 50	5	EUR	168,165	12/2016	—	(1,671)
Euro-Bund	41	EUR	7,631,699	12/2016	28,223	—
Euro-Buxl 30-Year	29	EUR	6,260,673	12/2016	11,850	—
FTSE 100 Index	121	GBP	10,754,897	12/2016	249,357	—
Gold 100 oz.	115	USD	15,146,650	12/2016	—	(275,597)
Hang Seng Index	9	HKD	1,352,541	10/2016	—	(9,566)
JPY Currency	637	USD	78,753,106	12/2016	304,850	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
KOSPI 200 Index	1	KRW	117,220	12/2016	1,151	—
KOSPI 200 Index	1	KRW	117,220	12/2016	—	(1,435)
LME Nickel	18	USD	1,141,776	12/2016	46,139	—
LME Primary Aluminum	23	USD	962,838	12/2016	6,269	—
LME Zinc	43	USD	2,557,694	12/2016	108,963	—
Long Gilt	25	GBP	4,220,586	12/2016	40,045	—
MSCI Singapore IX ETS	127	SGD	2,934,960	10/2016	25,147	—
NASDAQ 100 E-mini	169	USD	16,461,445	12/2016	487,982	—
New Zealand $	14	USD	1,016,960	12/2016	—	(6,188)
Platinum	5	USD	258,625	01/2017	475	—
Platinum	35	USD	1,810,375	01/2017	—	(40,548)
Russell 2000 Mini	67	USD	8,363,610	12/2016	178,625	—
S&P 500 E-mini	97	USD	10,477,940	12/2016	73,550	—
S&P Mid 400 E-mini	46	USD	7,128,160	12/2016	47,538	—
S&P/TSE 60 Index	90	CAD	11,733,374	12/2016	145,380	—
SGX Nifty Index	52	USD	899,704	10/2016	—	(13,818)
SPI 200 Index	102	AUD	10,570,094	12/2016	265,159	—
Silver	73	USD	7,013,110	12/2016	—	(59,533)
Soybean	24	USD	1,144,800	11/2016	3,620	—
Soybean Oil	43	USD	862,752	12/2016	5,167	—
Sugar #11	362	USD	9,325,120	02/2017	895,044	—
U.S. Long Bond	23	USD	3,867,594	12/2016	—	(26,066)
U.S. Treasury 10-Year Note	121	USD	15,866,125	12/2016	—	(21,618)
U.S. Treasury 2-Year Note	6	USD	1,310,813	12/2016	—	(93)
U.S. Treasury 5-Year Note	262	USD	31,837,094	12/2016	—	(8,963)
Total			1,152,060,222		3,821,089	(631,108)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
90-Day Euro$	(345)	USD	(85,434,938)	03/2017	—	(25,590)
90-Day Euro$	(249)	USD	(61,636,838)	06/2017	—	(13,046)
90-Day Euro$	(151)	USD	(37,364,950)	09/2017	—	(13,479)
90-Day Euro$	(40)	USD	(9,893,500)	12/2017	—	(3,311)
Australian 3-Year Bond	(342)	AUD	(29,658,913)	12/2016	—	(124,399)
BP Currency	(233)	USD	(18,926,881)	12/2016	273,736	—
Banker’s Acceptance	(26)	CAD	(4,910,610)	12/2016	—	(2,792)
Banker’s Acceptance	(125)	CAD	(23,612,276)	03/2017	—	(11,256)
Banker’s Acceptance	(79)	CAD	(14,923,711)	06/2017	—	(6,649)
Brent Crude	(79)	USD	(3,965,010)	10/2016	—	(270,517)
C$ Currency	(254)	USD	(19,376,390)	12/2016	—	(112,487)
Cocoa	(58)	USD	(1,601,380)	12/2016	69,844	—
Copper	(26)	USD	(1,436,825)	12/2016	—	(80,575)
Corn	(354)	USD	(5,960,475)	12/2016	—	(77,292)
Euro CHF 3-Month ICE	(40)	CHF	(10,378,796)	03/2017	—	(2,949)
Euro CHF 3-Month ICE	(27)	CHF	(7,006,382)	06/2017	—	(2,557)
Euro CHF 3-Month ICE	(19)	CHF	(4,930,417)	09/2017	—	(1,957)
Euro FX	(116)	USD	(16,351,650)	12/2016	—	(63,196)
FTSE/JSE Top 40 Index	(1)	ZAR	(33,468)	12/2016	170	—
FTSE/MIB Index	(9)	EUR	(826,858)	12/2016	8,390	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
IBEX 35 Index	(4)	EUR	(393,738)	10/2016	3,155	—
Japanese 10-Year Government Bond	(10)	JPY	(15,022,928)	12/2016	—	(77,935)
KC HRW Wheat	(77)	USD	(1,599,675)	12/2016	68,605	—
LME Copper	(10)	USD	(1,216,750)	12/2016	—	(57,299)
Lean Hogs	(70)	USD	(1,231,300)	12/2016	301,039	—
Low Sulphur Gasoil	(150)	USD	(6,716,250)	11/2016	—	(395,415)
NY Harbor ULSD	(88)	USD	(5,685,557)	10/2016	—	(336,397)
Natural Gas	(31)	USD	(900,860)	10/2016	—	(3,081)
RBOB Gasoline	(44)	USD	(2,703,809)	10/2016	—	(164,277)
Soybean Meal	(21)	USD	(629,160)	12/2016	69,258	—
TOPIX Index	(2)	JPY	(260,934)	12/2016	—	(3,637)
WTI Crude	(109)	USD	(5,258,160)	10/2016	—	(286,831)
Wheat	(176)	USD	(3,537,600)	12/2016	322,963	—
Total			(403,386,989)		1,117,160	(2,136,924)

Total Return Swap Contracts on Futures at September 30, 2016

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	Euro-Schatz	12/08/2016	EUR	93,341,386	101,160	—
Barclays	Euro-Bobl	12/08/2016	EUR	71,520,712	238,771	—
Barclays	Euro-Bund	12/08/2016	EUR	17,683,204	112,169	—
Barclays	Japanese 10-Year Government Bond	12/13/2016	JPY	(6,009,171)	—	(26,303)
Barclays	Canadian Government 10-Year Bond	12/19/2016	CAD	7,951,004	47,725	—
Barclays	Long Gilt	12/28/2016	GBP	11,142,348	—	(105,255)
Citi	Cotton	12/07/2016	USD	2,144,520	69,895	—
Citi	Soybean Oil	12/14/2016	USD	2,006,400	—	(53,250)
Citi	Corn	12/14/2016	USD	(1,296,488)	—	(12,512)
Citi	Cocoa	12/14/2016	USD	(220,880)	16,046	—
Citi	Wheat	12/14/2016	USD	(290,850)	15,750	—
Citi	Wheat	12/14/2016	USD	(4,522,500)	409,230	—
Citi	Coffee	12/19/2016	USD	681,975	35,888	—
Deutsche Bank	Cotton	12/07/2016	USD	340,400	—	(26,000)
Deutsche Bank	Soybean Oil	12/14/2016	USD	1,404,480	—	(38,539)
Deutsche Bank	Corn	12/14/2016	USD	(2,710,838)	—	(69,314)
Deutsche Bank	Cocoa	12/14/2016	USD	(414,150)	5,940	—
Deutsche Bank	Lean Hogs	12/14/2016	USD	(527,700)	110,572	—
Deutsche Bank	Wheat	12/14/2016	USD	(2,633,100)	62,565	—
Deutsche Bank	Coffee	12/19/2016	USD	795,638	—	(382)
JPMorgan	TAIEX	10/19/2016	TWD	3,378,731	4,931	—
JPMorgan	SGX Nifty Index	10/27/2016	USD	3,668,024	—	(41,957)
JPMorgan	H-Shares Index	10/28/2016	HKD	10,767,882	—	(167,846)
JPMorgan	Hang Seng Index	10/28/2016	HKD	6,311,859	—	(35,924)
JPMorgan	MSCI Taiwan Index	10/28/2016	USD	9,225,900	—	(113,084)
JPMorgan	Swiss Market Index	12/16/2016	CHF	918,837	—	(17,458)
Total					1,230,642	(707,824)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	123,856,886	406,292,447	(400,691,969)	129,457,364	619,190	129,457,364

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $288,651,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,000
Unrealized Depreciation	(—)
Net Unrealized Appreciation	$35,000

(e)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Treasury Bills	86,364,280	—	—	86,364,280
Money Market Funds	72,864,624	—	—	72,864,624
Investments measured at net asset value
Money Market Funds	—	—	—	129,457,364
Total Investments	159,228,904	—	—	288,686,268

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,108,144	—	3,108,144
Futures Contracts	4,938,249	—	—	4,938,249
Swap Contracts	—	1,230,642	—	1,230,642
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,019,836)	—	(3,019,836)
Futures Contracts	(2,768,032)	—	—	(2,768,032)
Swap Contracts	—	(707,824)	—	(707,824)
Total	161,399,121	611,126	—	291,467,611

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Lazard International Equity Advantage Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
AUSTRALIA 8.0%
Amcor Ltd.	1,414,046	$16,469,816
Aristocrat Leisure Ltd.	909,925	11,070,989
BlueScope Steel Ltd.	429,182	2,562,224
Centamin PLC	794,144	1,527,525
Cochlear Ltd.	113,413	12,293,170
Computershare Ltd.	1,434,672	11,379,162
CSL Ltd.	334,052	27,469,283
Fortescue Metals Group Ltd.	804,264	3,078,381
Harvey Norman Holdings Ltd.	1,283,582	5,138,085
JB Hi-Fi Ltd.	174,753	3,889,525
Magellan Financial Group Ltd.	296,321	4,950,399
Regis Resources Ltd.	1,364,961	4,002,900
Saracen Mineral Holdings Ltd. (a)	1,479,651	1,620,401
Total		105,451,860
AUSTRIA 0.2%
Erste Group Bank AG	91,100	2,698,118
BELGIUM 0.3%
Colruyt SA	67,387	3,736,510
CHINA 0.8%
WH Group Ltd.	12,598,500	10,182,649
DENMARK 2.4%
Novo Nordisk A/S, Class B	632,314	26,273,673
Vestas Wind Systems A/S	67,371	5,544,875
Total		31,818,548
FINLAND 1.4%
KONE OYJ, Class B	367,814	18,663,504
FRANCE 8.7%
Airbus Group SE	170,776	10,328,725
AXA SA	655,305	13,942,425
BNP Paribas SA	237,998	12,236,834
CNP Assurances	318,295	5,347,257
Faurecia	270,848	10,618,567
Hermes International	15,275	6,215,906
Orange SA	575,669	9,008,216
Peugeot SA (a)	158,842	2,425,825
Rubis SCA	52,105	4,776,221
Safran SA	37,419	2,690,215
Societe Generale SA	361,477	12,498,680
Total SA	103,300	4,893,491
Ubisoft Entertainment SA (a)	71,564	2,701,150
Unibail-Rodamco SE	9,861	2,658,564

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Valeo SA	254,545	$14,849,018
Total		115,191,094
GERMANY 7.4%
Allianz SE, Registered Shares	38,520	5,716,154
BASF SE	200,412	17,134,850
Bayer AG, Registered Shares	87,428	8,783,116
Continental AG	103,765	21,815,018
MTU Aero Engines AG	32,307	3,268,099
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	58,470	10,903,252
ProSiebenSat.1 Media AG	203,335	8,707,227
Rheinmetall AG	51,487	3,583,636
SAP SE	114,538	10,411,668
Siemens AG, Registered Shares	50,223	5,878,753
United Internet AG	53,408	2,362,936
Total		98,564,709
HONG KONG 2.9%
Jardine Matheson Holdings Ltd.	145,300	8,806,633
Swire Pacific Ltd., Class A	357,500	3,871,813
Swire Properties Ltd.	964,400	2,836,461
VTech Holdings Ltd.	1,152,700	13,181,307
Wharf Holdings Ltd. (The)	1,017,000	7,461,295
Xinyi Glass Holdings Ltd.	2,702,000	2,456,569
Total		38,614,078
IRELAND 0.1%
Ryanair Holdings PLC, ADR	14,486	1,086,885
ISRAEL 0.3%
Orbotech Ltd. (a)	134,600	3,985,506
ITALY 0.9%
Assicurazioni Generali SpA	168,371	2,054,055
Enel SpA	1,688,299	7,525,509
UniCredit SpA	1,073,592	2,498,871
Total		12,078,435
JAPAN 24.2%
ABC-Mart, Inc.	35,300	2,403,893
Advantest Corp.	184,500	2,499,243
Asahi Glass Co., Ltd.	1,608,000	10,397,249
Astellas Pharma, Inc.	348,400	5,441,680
Central Japan Railway Co.	52,400	8,971,144
Dai-ichi Life Holdings, Inc.	308,500	4,232,471

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Daito Trust Construction Co., Ltd.	158,200	$25,302,441
Digital Garage, Inc.	105,500	2,032,595
Fuji Heavy Industries Ltd.	77,400	2,904,009
Furukawa Electric Co., Ltd.	106,200	2,889,599
Haseko Corp.	719,200	6,917,792
Iida Group Holdings Co., Ltd.	174,000	3,501,354
JAC Recruitment Co., Ltd.	126,100	1,517,873
Kakaku.com, Inc.	329,700	5,970,170
KDDI Corp.	885,900	27,446,966
Lion Corp.	557,000	9,024,905
Mitsubishi Chemical Holdings Corp.	1,018,700	6,386,640
Mitsubishi Electric Corp.	1,910,000	24,479,916
Mitsubishi UFJ Financial Group, Inc.	4,064,600	20,591,615
Mitsui Chemicals, Inc.	1,286,000	6,117,182
MS&AD Insurance Group Holdings, Inc.	60,000	1,672,273
Murata Manufacturing Co., Ltd.	30,500	3,981,259
Nichirei Corp.	217,000	4,873,704
Nippon Light Metal Holdings Co., Ltd.	2,654,000	5,726,513
Nippon Telegraph & Telephone Corp.	237,000	10,839,430
Nissan Motor Co., Ltd.	1,658,700	16,269,981
Open House Co., Ltd.	114,800	2,463,862
ORIX Corp.	1,279,600	18,877,501
Sompo Holdings, Inc.	128,600	3,811,372
Sumitomo Chemical Co., Ltd.	1,858,000	8,255,857
Sumitomo Mitsui Financial Group, Inc.	963,300	32,539,899
Takeuchi Manufacturing Co., Ltd.	182,800	3,087,781
Teijin Ltd.	351,800	6,824,939
Toray Industries, Inc.	293,000	2,853,673
West Japan Railway Co.	311,100	19,298,850
Total		320,405,631
NETHERLANDS 2.5%
AerCap Holdings NV (a)	63,100	2,428,719
ASML Holding NV	36,629	4,019,666
Koninklijke Vopak NV	129,631	6,803,409
NN Group NV	342,616	10,526,399
Unilever NV-CVA	198,661	9,166,531
Total		32,944,724
NORWAY 1.8%
DNB ASA	502,884	6,585,940
SalMar ASA	108,251	3,303,886
Subsea 7 SA (a)	819,286	8,792,777
Telenor ASA	320,750	5,500,566
Total		24,183,169

Issuer	Shares	Value

Common Stocks (continued)
PORTUGAL 1.2%
Galp Energia SGPS SA	339,126	$4,634,342
Jeronimo Martins SGPS SA	663,566	11,505,503
Total		16,139,845
SINGAPORE 1.0%
Singapore Technologies Engineering Ltd.	865,700	2,059,168
United Overseas Bank Ltd.	807,400	11,201,698
Total		13,260,866
SPAIN 3.8%
Aena SA (b)	22,970	3,387,978
Banco Bilbao Vizcaya Argentaria SA	547,543	3,310,372
Banco Santander SA	4,301,354	19,071,601
CaixaBank SA	3,712,341	9,378,906
Ebro Foods SA	143,654	3,340,434
Industria de Diseno Textil SA	312,970	11,601,964
Total		50,091,255
SWEDEN 2.2%
Atlas Copco AB, Class A	125,343	3,773,966
Axfood AB	157,890	2,786,467
Bonava AB, Class B (a)	161,955	2,042,655
Castellum AB	67,165	1,006,050
Husqvarna AB, Class B	741,224	6,467,177
Intrum Justitia AB	123,486	3,982,909
NCC AB, Class B	161,955	4,243,890
Volvo AB B Shares	439,840	5,019,389
Total		29,322,503
SWITZERLAND 9.2%
Actelion Ltd., Registered Shares	131,015	22,683,194
Adecco Group AG, Registered Shares	42,214	2,376,846
Geberit AG	4,414	1,932,800
Georg Fischer AG, Registered Shares	2,884	2,523,314
Nestlé SA, Registered Shares	509,065	40,112,121
Partners Group Holding AG	10,482	5,286,855
Roche Holding AG, Genusschein Shares	167,150	41,464,900
Swiss Life Holding AG, Registered Shares	12,579	3,256,427
Syngenta AG, Registered Shares	5,029	2,200,026
Total		121,836,483
UNITED KINGDOM 18.8%
Admiral Group PLC	277,695	7,375,052
Anglo American PLC (a)	679,814	8,525,916
BAE Systems PLC	1,109,834	7,537,796

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Bellway PLC	174,757	$5,366,050
Berendsen PLC	151,683	2,445,752
BP PLC	750,740	4,378,820
British American Tobacco PLC	318,922	20,379,169
BT Group PLC	3,098,972	15,627,091
Centrica PLC	6,242,500	18,464,147
Coca-Cola European Partners PLC	103,810	4,142,019
Compass Group PLC	229,750	4,451,965
Experian PLC	675,919	13,526,861
Greene King PLC	106,237	1,065,790
Hargreaves Lansdown PLC	208,011	3,432,178
HSBC Holdings PLC	615,513	4,616,850
IG Group Holdings PLC	230,707	2,604,558
International Consolidated Airlines Group SA	324,287	1,676,254
International Game Technology PLC	204,700	4,990,586
J Sainsbury PLC	1,224,691	3,901,786
Marks & Spencer Group PLC	315,560	1,354,242
Mediclinic International PLC	201,468	2,419,394
National Grid PLC	489,914	6,934,219
Provident Financial PLC	59,783	2,350,202
Reckitt Benckiser Group PLC	184,660	17,388,556
RELX PLC	328,743	6,233,844
Rightmove PLC	47,494	2,599,034
Royal Dutch Shell PLC, Class A	808,792	20,142,686
Royal Dutch Shell PLC, Class B	253,861	6,570,964
Scottish & Southern Energy PLC	1,195,722	24,301,403
Sky PLC	1,191,204	13,803,166

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Tate & Lyle PLC	245,664	$2,384,945
United Utilities Group PLC	181,104	2,354,420
William Hill PLC	659,262	2,599,395
Wolseley PLC	45,640	2,576,255
Total		248,521,365
Total Common Stocks (Cost: $1,267,469,666)		$1,298,777,737

Rights —%

SPAIN —%
Banco Bilbao Vizcaya Argentaria SA Rights (a)	547,543	$49,206
Total Rights (Cost: $49,206)		$49,206

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.382% (c)(d)	19,674,474	$19,674,474
Total Money Market Funds (Cost: $19,674,474)		$19,674,474
Total Investments
(Cost: $1,287,193,346) (e)		$1,318,501,417(f)
Other Assets & Liabilities, Net		5,715,568
Net Assets		$1,324,216,985

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $3,387,978 or 0.26% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,236,119	425,082,643	(457,644,288)	19,674,474	109,811	19,674,474

(e)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $1,287,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,561,000
Unrealized Depreciation	(52,253,000)
Net Unrealized Appreciation	$31,308,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	105,451,860	—	105,451,860
Austria	—	2,698,118	—	2,698,118
Belgium	—	3,736,510	—	3,736,510
China	—	10,182,649	—	10,182,649
Denmark	—	31,818,548	—	31,818,548
Finland	—	18,663,504	—	18,663,504
France	—	115,191,094	—	115,191,094
Germany	—	98,564,709	—	98,564,709
Hong Kong	—	38,614,078	—	38,614,078
Ireland	1,086,885	—	—	1,086,885
Israel	3,985,506	—	—	3,985,506
Italy	—	12,078,435	—	12,078,435
Japan	—	320,405,631	—	320,405,631
Netherlands	2,428,719	30,516,005	—	32,944,724
Norway	—	24,183,169	—	24,183,169
Portugal	—	16,139,845	—	16,139,845
Singapore	—	13,260,866	—	13,260,866
Spain	—	50,091,255	—	50,091,255
Sweden	—	29,322,503	—	29,322,503
Switzerland	—	121,836,483	—	121,836,483
United Kingdom	9,132,605	239,388,760	—	248,521,365
Total Common Stocks	16,633,715	1,282,144,022	—	1,298,777,737
Rights
Spain	—	49,206	—	49,206
Investments measured at net asset value
Money Market Funds	—	—	—	19,674,474
Total Investments	16,633,715	1,282,193,228	—	1,318,501,417

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Multi-Manager Diversified Income Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 10.4%
U.S. Large Cap 10.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares (a)(b)	10,760	$191,425
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares (a)(b)	5,467	206,305
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	3,067	50,795
Total		448,525
Total Equity Funds (Cost: $420,820)		$448,525

Fixed-Income Funds 84.5%
Emerging Markets 16.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares (a)	72,174	718,853
High Yield 37.6%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares (a)	239,820	1,616,389

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade 30.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	57,822	$612,910
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares (a)	10,172	106,499
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	20,324	228,650
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	32,663	351,781
Total		1,299,840
Total Fixed-Income Funds (Cost: $3,580,225)		$3,635,082

Exchange-Traded Funds 5.6%
iShares 20+ Year Treasury Bond ETF	692	95,157
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,167	143,751
Total Exchange-Traded Funds (Cost: $231,560)		$238,908
Total Investments
(Cost: $4,232,605)		$4,322,515(c)
Other Assets & Liabilities, Net		(21,881)
Net Assets		$4,300,634

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	108,874	83,168	(12,149)	(405)	179,488	—	—	191,425
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	143,377	160,619	(107,295)	(2,810)	193,891	—	—	206,305
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	448,426	282,799	(65,266)	(1,409)	664,550	—	8,305	718,853
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	25,000	—	(25,000)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares	1,038,951	705,464	(93,818)	(7,456)	1,643,141	—	84,663	1,616,389
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	71,993	10,087	(79,232)	(2,848)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	371,532	263,473	(37,869)	(202)	596,934	271	7,969	612,910
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	65,413	49,392	(7,778)	(196)	106,831	581	2,235	106,499
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	138,133	103,344	(16,483)	(209)	224,785	93	2,985	228,650
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	15,526	34,723	(2,784)	(24)	47,441	—	—	50,795

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	208,562	192,805	(57,299)	(84)	343,984	1,050	3,046	351,781
Total	2,635,787	1,885,874	(504,973)	(15,643)	4,001,045	1,995	109,203	4,083,607

(b)	Non-income producing investment.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	238,908	—	—	238,908
Investments measured at net asset value
Equity Funds	—	—	—	448,525
Fixed-Income Funds	—	—	—	3,635,082
Total Investments	238,908	—	—	4,322,515

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 96.3%
Emerging Markets 11.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares (a)	49,527	$493,295
High Yield 25.5%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares (a)	159,192	1,072,955
Investment Grade 53.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	40,295	427,123
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares (a)	72,470	687,017
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares (a)	5,883	61,593
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	38,795	436,448
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares (a)	18,050	200,894
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	38,806	417,941
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	1,743	17,674
Total		2,248,690

	Shares	Value

Fixed-Income Funds (continued)

Multisector 5.8%
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares (a)(b)	13,159	$124,482
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares (a)	14,353	121,858
Total		246,340
Total Fixed-Income Funds (Cost: $3,989,972)		$4,061,280

Exchange-Traded Funds 3.7%
iShares 20+ Year Treasury Bond ETF	556	76,455
iShares iBoxx $ Investment Grade Corporate Bond ETF	637	78,466
Total Exchange-Traded Funds (Cost: $150,151)		$154,921

Money Market Funds 0.5%
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010% (a)(c)	19,815	$19,815
Total Money Market Funds (Cost: $19,815)		$19,815
Total Investments
(Cost: $4,159,938)		$4,236,016(d)
Other Assets & Liabilities, Net		(21,754)
Net Assets		$4,214,262

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	105,289	72,087	(50,672)	(1,300)	125,404	—	—	124,482
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	428,551	121,087	(103,081)	295	446,852	—	7,904	493,295
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	53,274	4,221	(37,680)	—	19,815	—	1	19,815
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares	1,026,507	317,096	(249,987)	(15,359)	1,078,257	—	58,195	1,072,955
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	371,776	99,144	(58,731)	(202)	411,987	236	6,937	427,123
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	706,435	285,239	(273,010)	(27,091)	691,573	—	24,926	687,017
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	53,756	17,747	(9,302)	(238)	61,963	419	1,614	61,593

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — American Century Diversified Bond Fund, Class 1 Shares	379,674	105,231	(59,706)	(465)	424,734	225	7,176	436,448
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 Shares	108,891	62,515	(39,767)	(2,579)	129,060	—	5,858	121,858
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 Shares	—	219,217	(21,874)	—	197,343	303	3,857	200,894
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 Shares	362,162	102,576	(59,597)	2	405,143	1,592	4,620	417,941
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 Shares	17,424	232	—	—	17,656	69	163	17,674
Total	3,613,739	1,406,392	(963,407)	(46,937)	4,009,787	2,844	121,251	4,081,095

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	154,921	—	—	154,921
Investments measured at net asset value
Fixed-Income Funds	—	—	—	4,061,280
Money Market Funds	—	—	—	19,815
Total Investments	154,921	—	—	4,236,016

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2016